UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                    Date of fiscal year end: October 31, 2008

                     Date of reporting period: July 31, 2008


ITEM 1. SCHEDULE OF INVESTMENTS



                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SPECIALIZED FINANCIAL SERVICES FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       -------------
COMMON STOCKS: 99.04%
DEPOSITORY INSTITUTIONS: 45.07%
     306,262   BANK OF AMERICA CORPORATION<<                                                                       $  10,076,020
     150,778   BANK OF NEW YORK MELLON CORPORATION                                                                     5,352,619
     475,300   CITIGROUP INCORPORATED                                                                                  8,883,357
      45,800   CITY NATIONAL CORPORATION                                                                               2,250,154
      28,242   CULLEN FROST BANKERS INCORPORATED                                                                       1,489,483
      57,800   INDEPENDENT BANK CORPORATION                                                                            1,512,048
     312,562   JPMORGAN CHASE & COMPANY                                                                               12,699,394
      56,400   NORTHERN TRUST CORPORATION                                                                              4,408,788
      79,800   PNC FINANCIAL SERVICES GROUP<<                                                                          5,688,942
      50,500   STATE STREET CORPORATION                                                                                3,617,820
      37,700   SUNTRUST BANKS INCORPORATED<<                                                                           1,547,962
     206,800   US BANCORP                                                                                              6,330,148
     118,046   WACHOVIA CORPORATION<<                                                                                  2,038,654
      32,500   ZIONS BANCORPORATION                                                                                      951,275
                                                                                                                      66,846,664
                                                                                                                   -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.14%
      60,000   GENERAL ELECTRIC COMPANY                                                                                1,697,400
                                                                                                                   -------------
HOLDING & OTHER INVESTMENT OFFICES: 2.79%
      51,000   PROLOGIS                                                                                                2,492,880
      20,000   PUBLIC STORAGE INCORPORATED                                                                             1,637,800
                                                                                                                       4,130,680
                                                                                                                   -------------
INSURANCE CARRIERS: 25.03%
      41,200   ACE LIMITED                                                                                             2,088,840
     174,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               4,532,700
     140,000   FIDELITY NATIONAL TITLE GROUP INCORPORATED<<                                                            1,870,400
      47,500   GENWORTH FINANCIAL INCORPORATED                                                                           758,575
      94,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                          5,958,660
      76,000   ING GROUP NV ADR<<                                                                                      2,482,920
      49,000   MANULIFE FINANCIAL CORPORATION<<                                                                        1,804,670
      73,000   MAX CAPITAL GROUP LIMITED<<                                                                             1,713,310
      23,700   METLIFE INCORPORATED                                                                                    1,203,249
      93,000   PRUDENTIAL FINANCIAL INCORPORATED<<                                                                     6,414,210
      38,000   RENAISSANCERE HOLDINGS LIMITED                                                                          1,933,060
     144,400   THE TRAVELERS COMPANIES INCORPORATED                                                                    6,370,928
                                                                                                                      37,131,522
                                                                                                                   -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 8.41%
      50,000   AMERICAN CAPITAL LIMITED<<                                                                              1,016,000
     125,500   AMERICAN EXPRESS COMPANY                                                                                4,658,560
      79,000   CAPITAL ONE FINANCIAL CORPORATION                                                                       3,306,940
      86,000   FANNIE MAE<<                                                                                              989,000
      42,500   FREDDIE MAC<<                                                                                             347,225
     127,000   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                  2,156,460
                                                                                                                      12,474,185
                                                                                                                   -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 16.60%
      38,500   ALLIANCE BERNSTEIN HOLDING LP                                                                           2,000,075
     132,741   CHARLES SCHWAB CORPORATION                                                                              3,038,441
     112,000   FEDERATED INVESTORS INCORPORATED CLASS B                                                                3,680,320
      39,400   GOLDMAN SACHS GROUP INCORPORATED                                                                        7,251,176
      87,200   INVESCO LIMITED                                                                                         2,030,888
      94,300   MERRILL LYNCH & COMPANY INCORPORATED<<                                                                  2,513,095

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SPECIALIZED FINANCIAL SERVICES FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
     104,200   MORGAN STANLEY                                                                                      $   4,113,817
                                                                                                                      24,627,812
                                                                                                                   -------------
TOTAL COMMON STOCKS (COST $157,607,463)                                                                              146,908,263
                                                                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 14.99%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.34%
     497,420   BLACKROCK TEMP FUND #24 MONEY MARKET FUND                                                                 497,420
     497,420   DAILY ASSETS FUND INSTITUTIONAL                                                                           497,420
     497,420   DREYFUS CASH MANAGEMENT FUND                                                                              497,420
     497,420   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           497,420
                                                                                                                       1,989,680
                                                                                                                   -------------

  PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
------------                                                                       -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 13.65%
$    198,968   ALPINE SECURITIZATION CORPORATION++                                     2.50%         08/14/2008          198,788
     198,968   AMSTEL FUNDING CORPORATION++                                            2.73          08/12/2008          198,802
      76,271   AMSTERDAM FUNDING CORPORATION++                                         2.55          08/04/2008           76,255
     198,968   AMSTERDAM FUNDING CORPORATION++                                         2.53          08/15/2008          198,772
     152,542   APRECO LLC++                                                            2.55          08/15/2008          152,391
     285,187   ASPEN FUNDING CORPORATION++                                             2.25          08/01/2008          285,187
     232,129   ASPEN FUNDING CORPORATION++                                             2.55          08/19/2008          231,833
     232,129   ATLANTIC ASSET SECURITIZATION CORPORATION++                             2.48          08/05/2008          232,065
     149,226   ATLANTIC ASSET SECURITIZATION CORPORATION++                             2.48          08/06/2008          149,175
     198,968   ATLANTIS ONE FUNDING CORPORATION++                                      2.50          08/08/2008          198,871
     165,807   BANCO SANTANDER TOTTA LOAN++ +/-                                        2.48          10/15/2008          165,748
     298,452   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $298,471)                 2.25          08/01/2008          298,452
     915,252   BANK OF IRELAND                                                         2.20          08/01/2008          915,252
     490,787   BANK OF IRELAND                                                         2.25          08/01/2008          490,787
     344,878   BANK OF IRELAND                                                         2.30          08/01/2008          344,878
     165,807   BANK OF IRELAND++ +/-                                                   2.67          10/14/2008          165,774
     232,129   BRYANT BANK FUNDING LLC++                                               2.47          08/18/2008          231,858
     147,157   CANCARA ASSET SECURITIZATION LIMITED++                                  2.57          08/13/2008          147,031
     165,807   CHARIOT FUNDING LLC++                                                   2.47          08/01/2008          165,807
     232,129   CHARIOT FUNDING LLC++                                                   2.45          08/21/2008          231,813
     197,235   CHEYNE FINANCE LLC++ +/-####(A)(I)                                      8.89          08/23/2009           26,923
     151,851   CHEYNE FINANCE LLC++ +/-####(A)(I)                                      8.99          08/23/2009           20,728
     550,478   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES
                  (MATURITY VALUE $550,513)                                            2.27          08/01/2008          550,478
   1,061,162   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $1,061,227)                                          2.20          08/01/2008        1,061,162
     225,497   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                  MARKET SECURITIES (MATURITY VALUE $225,511)                          2.27          08/01/2008          225,497
     198,968   ENTERPRISE FUNDING LLC++                                                2.45          08/06/2008          198,900
     232,129   ENTERPRISE FUNDING LLC++                                                2.47          08/21/2008          231,811
      59,027   ERASMUS CAPITAL CORPORATION                                             2.75          08/05/2008           59,009
     198,968   ERASMUS CAPITAL CORPORATION                                             2.50          08/06/2008          198,899
     232,129   EUREKA SECURITIZATION INCORPORATED++                                    2.56          08/22/2008          231,783
     172,439   FAIRWAY FINANCE CORPORATION++                                           2.55          08/07/2008          172,366
     172,439   FAIRWAY FINANCE CORPORATION++                                           2.55          08/11/2008          172,317
     198,968   FALCON ASSET SECURITIZATION CORPORATION                                 2.47          08/06/2008          198,900
     186,042   FALCON ASSET SECURITIZATION CORPORATION++                               2.48          08/13/2008          185,888
     182,387   FORTIS BANQUE LUXEMBOURG                                                2.55          08/28/2008          182,038
     104,803   GEMINI SECURITIZATION INCORPORATED++                                    2.55          08/14/2008          104,707
     216,742   GEMINI SECURITIZATION INCORPORATED++                                    2.55          08/26/2008          216,359

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SPECIALIZED FINANCIAL SERVICES FUND

  PRINCIPAL    SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
------------   -------------                                                       -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    154,227   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $154,236)                                            2.15%         08/01/2008    $     154,227
     172,439   GRAMPIAN FUNDING LIMITED++                                              2.55          08/08/2008          172,353
     198,968   GRAMPIAN FUNDING LIMITED++                                              2.55          08/12/2008          198,813
     644,189   GRYPHON FUNDING LIMITED++ +/-(A)(I)                                     0.00          08/23/2009          275,171
     431,097   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(A)(I)                     2.54          10/16/2008          431,097
     311,716   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $311,736)                    2.27          08/01/2008          311,716
     663,226   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $663,266)                 2.19          08/01/2008          663,226
      72,955   JUPITER SECURITIZATION CORPORATION++                                    2.25          08/01/2008           72,955
     132,645   JUPITER SECURITIZATION CORPORATION++                                    2.50          08/04/2008          132,618
     198,968   JUPITER SECURITIZATION CORPORATION++                                    2.47          08/05/2008          198,913
      99,484   KITTY HAWK FUNDING CORPORATION++                                        2.47          08/11/2008           99,416
     198,968   LIBERTY STREET FUNDING CORPORATION++                                    2.71          08/06/2008          198,893
     198,968   LIBERTY STREET FUNDING CORPORATION++                                    2.65          08/18/2008          198,719
     331,613   LINKS FINANCE LLC++ +/-                                                 2.26          08/15/2008          331,379
     497,420   MAZARIN FUNDING CORPORATION++ +/-                                       2.26          08/04/2008          497,347
     232,129   MONT BLANC CAPITAL CORPORATION++                                        2.57          08/18/2008          231,847
      30,674   MORGAN STANLEY+/-                                                       2.58          10/15/2008           30,656
     391,304   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $391,329)                    2.29          08/01/2008          391,304
     444,362   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $444,721)                 2.24          08/13/2008          444,362
     198,968   NATIONWIDE BUILDING SOCIETY++                                           2.54          08/05/2008          198,912
     331,613   NORTHERN ROCK PLC++ +/-                                                 2.49          10/03/2008          330,985
     116,927   OLD LINE FUNDING CORPORATION++                                          2.48          08/08/2008          116,870
     198,968   OLD LINE FUNDING CORPORATION++                                          2.50          08/25/2008          198,636
     198,968   PALISADES INSURANCE COMPANY                                             2.75          08/01/2008          198,968
      16,581   PALISADES INSURANCE COMPANY                                             3.00          08/01/2008           16,581
     171,776   PALISADES INSURANCE COMPANY                                             2.64          08/20/2008          171,536
     232,129   PARK AVENUE RECEIVABLES CORPORATION++                                   2.45          08/19/2008          231,845
     232,129   PICAROS FUNDING LLC++                                                   2.54          08/22/2008          231,785
     165,807   PICAROS FUNDING LLC                                                     2.53          08/27/2008          165,504
     232,129   RANGER FUNDING CORPORATION++                                            2.45          08/20/2008          231,829
     182,387   REGENCY MARKETS #1 LLC++                                                2.57          08/07/2008          182,309
     198,968   SCALDIS CAPITAL LIMITED++                                               2.57          08/13/2008          198,797
     232,129   SCALDIS CAPITAL LIMITED++                                               2.60          08/26/2008          231,710
     232,129   SHEFFIELD RECEIVABLES CORPORATION++                                     2.45          08/11/2008          231,971
     331,613   STANFIELD VICTORIA FUNDING LLC++ +/-####(A)(I)                          6.10          02/15/2008          265,291
     205,600   STANFIELD VICTORIA FUNDING LLC++ +/-####(A)(I)                          5.88          04/03/2008          164,480
     224,170   SURREY FUNDING CORPORATION++                                            2.70          08/21/2008          223,834
     198,968   SWEDBANK MORTGAGE AB                                                    2.67          08/11/2008          198,820
     198,968   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    2.50          08/01/2008          198,968
     198,968   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    2.55          08/14/2008          198,785
      96,572   THUNDER BAY FUNDING INCORPORATED++                                      2.45          08/18/2008           96,461
     198,968   THUNDER BAY FUNDING INCORPORATED++                                      2.50          08/20/2008          198,705
     198,968   TULIP FUNDING CORPORATION++                                             2.53          08/12/2008          198,814
     165,807   UNICREDITO ITALIANO BANK (IRELAND)++ +/-                                2.49          10/14/2008          165,768
     165,807   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB++ +/-                     2.49          10/08/2008          165,772
      99,484   VARIABLE FUNDING CAPITAL CORPORATION++                                  2.45          08/15/2008           99,389
     116,065   VARIABLE FUNDING CAPITAL CORPORATION++                                  2.47          08/29/2008          115,842
     285,187   VICTORIA FINANCE LLC++ +/-####(A)(I)                                    2.90          07/28/2008          228,150
     165,807   VICTORIA FINANCE LLC++ +/-####(A)(I)                                    2.62          08/07/2008          132,645
     331,613   WHITE PINE FINANCE LLC++ +/-####(A)(I)                                  5.43          02/22/2008          304,089
     198,968   WINDMILL FUNDING CORPORATION++                                          2.50          08/11/2008          198,824
                                                                                                                      20,245,191
                                                                                                                   -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $22,396,604)                                                            22,234,871
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SPECIALIZED FINANCIAL SERVICES FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       -------------
SHORT-TERM INVESTMENTS: 0.70%
   1,048,285   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        $   1,048,285
                                                                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,048,285)                                                                         1,048,285
                                                                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $181,052,352)*                                                                  114.73%                      $ 170,191,419
OTHER ASSETS AND LIABILITIES, NET                                                     (14.73)                        (21,855,548)
                                                                                      ------                       -------------
TOTAL NET ASSETS                                                                      100.00%                      $ 148,335,871
                                                                                      ------                       -------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,048,285.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SPECIALIZED TECHNOLOGY FUND

 SHARES     SECURITY NAME                                                                                     VALUE
---------   -------------                                                                                  ------------
COMMON STOCKS: 91.46%
BUSINESS SERVICES: 29.22%
  132,955   ACTIVISION BLIZZARD INCORPORATED+                                                              $  4,783,721
   11,350   BAIDU.COM INCORPORATED ADR+<<                                                                     3,940,153
   59,750   CA INCORPORATED                                                                                   1,425,635
  190,175   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                               5,338,212
   92,010   ELECTRONIC ARTS INCORPORATED+                                                                     3,972,992
   31,815   FOCUS MEDIA HOLDING LIMITED+<<                                                                      945,224
   22,381   GOOGLE INCORPORATED CLASS A+                                                                     10,602,999
   25,154   INFOSYS TECHNOLOGIES LIMITED ADR<<                                                                  990,816
   53,022   JUNIPER NETWORKS INCORPORATED+<<                                                                  1,380,163
    8,773   LONGTOP FINANCIAL TECHNOLOGIES LIMITED ADR+<<                                                       148,001
   83,860   MCAFEE INCORPORATED+                                                                              2,746,415
  317,585   MICROSOFT CORPORATION                                                                             8,168,286
  381,360   ORACLE CORPORATION+                                                                               8,210,681
  158,480   SALESFORCE.COM INCORPORATED+                                                                     10,109,439
   81,850   YAHOO! INCORPORATED+                                                                              1,627,997
                                                                                                             64,390,734
                                                                                                           ------------
CHEMICALS & ALLIED PRODUCTS: 1.05%
   19,390   MONSANTO COMPANY                                                                                  2,309,543
                                                                                                           ------------
COMMUNICATIONS: 5.88%
   63,880   AMERICAN TOWER CORPORATION CLASS A+                                                               2,676,572
  127,270   COMCAST CORPORATION CLASS A                                                                       2,624,307
   41,034   DIRECTV GROUP INCORPORATED+                                                                       1,108,739
  734,844   TENCENT HOLDINGS LIMITED                                                                          6,551,015
                                                                                                             12,960,633
                                                                                                           ------------
COMMUNICATIONS EQUIPMENT: 0.70%
   34,790   COMMSCOPE INCORPORATED+                                                                           1,551,286
                                                                                                           ------------
E-COMMERCE/SERVICES: 2.65%
   76,520  AMAZON.COM INCORPORATED+                                                                           5,841,537
                                                                                                           ------------
ELECTRIC, GAS & SANITARY SERVICES: 4.30%
   22,735   FIRST SOLAR INCORPORATED+                                                                         6,481,976
   28,935   RENEWABLE ENERGY CORPORATION AS+                                                                    855,581
   17,240   SUNPOWER CORPORATION+<<                                                                           1,357,995
   23,220   SUNTECH POWER HOLDINGS COMPANY LIMITED ADR+<<                                                       776,941
                                                                                                              9,472,493
                                                                                                           ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 25.36%
  161,759   ABB LIMITED                                                                                       4,299,571
   84,505   ANALOG DEVICES INCORPORATED                                                                       2,578,248
   30,895   ASML HOLDING NV<<                                                                                   704,097
  446,500   CISCO SYSTEMS INCORPORATED+                                                                       9,818,535
  360,250   INTEL CORPORATION                                                                                 7,993,948
   56,190   INTERSIL CORPORATION CLASS A                                                                      1,355,865
   57,665   LINEAR TECHNOLOGY CORPORATION<<                                                                   1,790,498
    8,100   NINTENDO COMPANY LIMITED                                                                          3,949,205
  262,375   ON SEMICONDUCTOR CORPORATION+<<                                                                   2,463,701
  238,525   QUALCOMM INCORPORATED                                                                            13,199,974
    5,470   SAMSUNG ELECTRONICS COMPANY LIMITED                                                               3,048,347
  407,026   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR<<                                          3,866,748
   48,990   YINGLI GREEN ENERGY HOLDING COMPANY LIMITED+<<                                                      825,971
                                                                                                             55,894,708
                                                                                                           ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SPECIALIZED TECHNOLOGY FUND

 SHARES     SECURITY NAME                                                                                     VALUE
---------   -------------                                                                                  ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.25%
    6,780   FLUOR CORPORATION                                                                              $    551,553
                                                                                                           ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 21.77%
   75,450   APPLE INCORPORATED+                                                                              11,992,778
  182,670   DELL INCORPORATED+                                                                                4,488,202
   49,430   EMC CORPORATION+                                                                                    741,944
  157,115   HEWLETT-PACKARD COMPANY                                                                           7,038,752
    3,114   HIGH TECH COMPUTER CORPORATION                                                                      193,971
   81,530   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                      10,434,209
   82,290   RESEARCH IN MOTION LIMITED+                                                                      10,106,858
  187,705   RIVERBED TECHNOLOGY INCORPORATED+<<                                                               2,978,878
                                                                                                             47,975,592
                                                                                                           ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 0.21%
    6,525   ENERGY CONVERSION DEVICES INCORPORATED+<<                                                           456,293
                                                                                                           ------------
OIL & GAS EXTRACTION: 0.07%
      455   DIAMOND OFFSHORE DRILLING INCORPORATED                                                               54,282
    2,755   WEATHERFORD INTERNATIONAL LIMITED+                                                                  103,944
                                                                                                                158,226
                                                                                                           ------------
TOTAL COMMON STOCKS (COST $203,594,095)                                                                     201,562,598
                                                                                                           ------------
RIGHTS: 0.00%
   30,500   SEAGATE TECHNOLOGY RIGHTS+(A)(I)                                                                          0
TOTAL RIGHTS (COST $0)                                                                                                0
                                                                                                           ------------
COLLATERAL FOR SECURITIES LENDING: 7.63%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.68%
  376,218   BLACKROCKTEMP FUND #24 MONEY MARKET FUND                                                            376,218
  376,218   DAILY ASSETS FUND INSTITUTIONAL                                                                     376,218
  376,218   DREYFUS CASH MANAGEMENT FUND                                                                        376,218
  376,218   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                     376,218
                                                                                                              1,504,872
                                                                                                           ------------

PRINCIPAL                                                                  INTEREST RATE   MATURITY DATE
---------                                                                  -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 6.95%
$ 150,487   ALPINE SECURITIZATION CORPORATION++                                2.50%         08/14/2008         150,351
  150,487   AMSTEL FUNDING CORPORATION++                                       2.73          08/12/2008         150,362
   57,687   AMSTERDAM FUNDING CORPORATION++                                    2.55          08/04/2008          57,675
  150,487   AMSTERDAM FUNDING CORPORATION++                                    2.53          08/15/2008         150,339
  115,374   APRECO LLC++                                                       2.55          08/15/2008         115,259
  215,698   ASPEN FUNDING CORPORATION++                                        2.25          08/01/2008         215,698
  175,569   ASPEN FUNDING CORPORATION++                                        2.55          08/19/2008         175,345
  175,569   ATLANTIC ASSET SECURITIZATION CORPORATION++                        2.48          08/05/2008         175,520
  112,865   ATLANTIC ASSET SECURITIZATION CORPORATION++                        2.48          08/06/2008         112,827
  150,487   ATLANTIS ONE FUNDING CORPORATION++                                 2.50          08/08/2008         150,414
  125,406   BANCO SANTANDER TOTTA LOAN+++/-                                    2.48          10/15/2008         125,362
  225,731   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
               BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $225,745)         2.25          08/01/2008         225,731
  692,242   BANK OF IRELAND                                                    2.20          08/01/2008         692,242
  371,202   BANK OF IRELAND                                                    2.25          08/01/2008         371,202
  260,845   BANK OF IRELAND                                                    2.30          08/01/2008         260,845
  125,406   BANK OF IRELAND+++/-                                               2.67          10/14/2008         125,381
  175,569   BRYANT BANK FUNDING LLC++                                          2.47          08/18/2008         175,364
  111,300   CANCARA ASSET SECURITIZATION LIMITED++                             2.57          08/13/2008         111,205

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SPECIALIZED TECHNOLOGY FUND

PRINCIPAL   SECURITY NAME                                                  INTEREST RATE   MATURITY DATE      VALUE
---------   -------------                                                  -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
 $125,406   CHARIOT FUNDING LLC++                                              2.47%         08/01/2008    $    125,406
  175,569   CHARIOT FUNDING LLC++                                              2.45          08/21/2008         175,330
  149,177   CHEYNE FINANCE LLC(A)(I)+++/-####                                  8.89          08/23/2009          20,363
  114,851   CHEYNE FINANCE LLC(A)(I)+++/-####                                  8.99          08/23/2009          15,677
  416,348   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY VALUE
               $416,374)                                                       2.27         08/01/2008          416,348
  802,599   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
               VALUE $802,648)                                                 2.20         08/01/2008          802,599
  170,552   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
            MONEY MARKET SECURITIES (MATURITY VALUE $170,563)                  2.27         08/01/2008          170,552
  150,487   ENTERPRISE FUNDING LLC++                                           2.45         08/06/2008          150,436
  175,569   ENTERPRISE FUNDING LLC++                                           2.47         08/21/2008          175,328
   44,645   ERASMUS CAPITAL CORPORATION                                        2.75         08/05/2008           44,631
  150,487   ERASMUS CAPITAL CORPORATION                                        2.50         08/06/2008          150,435
  175,569   EUREKA SECURITIZATION INCORPORATED++                               2.56         08/22/2008          175,306
  130,422   FAIRWAY FINANCE CORPORATION++                                      2.55         08/07/2008          130,367
  130,422   FAIRWAY FINANCE CORPORATION++                                      2.55         08/11/2008          130,330
  150,487   FALCON ASSET SECURITIZATION CORPORATION                            2.47         08/06/2008          150,436
  140,711   FALCON ASSET SECURITIZATION CORPORATION++                          2.48         08/13/2008          140,594
  137,947   FORTIS BANQUE LUXEMBOURG                                           2.55         08/28/2008          137,682
   79,267   GEMINI SECURITIZATION INCORPORATED++                               2.55         08/14/2008           79,194
  163,931   GEMINI SECURITIZATION INCORPORATED++                               2.55         08/26/2008          163,641
  116,648   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
               VALUE $116,655)                                                 2.15         08/01/2008          116,648
  130,422   GRAMPIAN FUNDING LIMITED++                                         2.55         08/08/2008          130,358
  150,487   GRAMPIAN FUNDING LIMITED++                                         2.55         08/12/2008          150,370
  487,226   GRYPHON FUNDING LIMITED+++/-(A)(I)                                 0.00         08/23/2009          208,123
  326,056   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)(A)                2.54         10/16/2008          326,056
  235,763   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MONEY MARKET SECURITIES (MATURITY VALUE $235,778)               2.27         08/01/2008          235,763
  501,624   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $501,655)            2.19         08/01/2008          501,624
   55,179   JUPITER SECURITIZATION CORPORATION++                               2.25         08/01/2008           55,179
  100,325   JUPITER SECURITIZATION CORPORATION++                               2.50         08/04/2008          100,304
  150,487   JUPITER SECURITIZATION CORPORATION++                               2.47         08/05/2008          150,446
   75,244   KITTY HAWK FUNDING CORPORATION++                                   2.47         08/11/2008           75,192
  150,487   LIBERTY STREET FUNDING CORPORATION++                               2.71         08/06/2008          150,431
  150,487   LIBERTY STREET FUNDING CORPORATION++                               2.65         08/18/2008          150,299
  250,812   LINKS FINANCE LLC+++/-                                             2.26         08/15/2008          250,635
  376,218   MAZARIN FUNDING CORPORATION+++/-                                   2.26         08/04/2008          376,163
  175,569   MONT BLANC CAPITAL CORPORATION++                                   2.57         08/18/2008          175,355
   23,200   MORGAN STANLEY+/-                                                  2.58         10/15/2008           23,186
  295,958   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MONEY MARKET SECURITIES (MATURITY VALUE $295,977)               2.29         08/01/2008          295,958
  336,088   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $336,360)            2.24         08/13/2008          336,088
  150,487   NATIONWIDE BUILDING SOCIETY++                                      2.54         08/05/2008          150,445
  250,812   NORTHERN ROCK PLC+++/-                                             2.49         10/03/2008          250,337
   88,436   OLD LINE FUNDING CORPORATION++                                     2.48         08/08/2008           88,394
  150,487   OLD LINE FUNDING CORPORATION++                                     2.50         08/25/2008          150,236
  150,487   PALISADES INSURANCE COMPANY                                        2.75         08/01/2008          150,487
   12,541   PALISADES INSURANCE COMPANY                                        3.00         08/01/2008           12,541
  129,921   PALISADES INSURANCE COMPANY                                        2.64         08/20/2008          129,740
  175,569   PARK AVENUE RECEIVABLES CORPORATION++                              2.45         08/19/2008          175,353
  175,569   PICAROS FUNDING LLC++                                              2.54         08/22/2008          175,308
  125,406   PICAROS FUNDING LLC                                                2.53         08/27/2008          125,177
  175,569   RANGER FUNDING CORPORATION++                                       2.45         08/20/2008          175,341
  137,947   REGENCY MARKETS #1 LLC++                                           2.57         08/07/2008          137,888
  150,487   SCALDIS CAPITAL LIMITED++                                          2.57         08/13/2008          150,358
  175,569   SCALDIS CAPITAL LIMITED++                                          2.60         08/26/2008          175,252
  175,569   SHEFFIELD RECEIVABLES CORPORATION++                                2.45         08/11/2008          175,449

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

              PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SPECIALIZED TECHNOLOGY FUND

PRINCIPAL   SECURITY NAME                                                  INTEREST RATE   MATURITY DATE      VALUE
---------   -------------                                                  -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
 $250,812   STANFIELD VICTORIA FUNDING LLC(A)(I)+++/-####                       6.10%        02/15/2008    $    200,650
  155,504   STANFIELD VICTORIA FUNDING LLC(A)(I)+++/-####                       5.88         04/03/2008         124,403
  169,549   SURREY FUNDING CORPORATION++                                        2.70         08/21/2008         169,295
  150,487   SWEDBANK MORTGAGE AB                                                2.67         08/11/2008         150,376
  150,487   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                2.50         08/01/2008         150,487
  150,487   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                2.55         08/14/2008         150,349
   73,042   THUNDER BAY FUNDING INCORPORATED++                                  2.45         08/18/2008          72,957
  150,487   THUNDER BAY FUNDING INCORPORATED++                                  2.50         08/20/2008         150,289
  150,487   TULIP FUNDING CORPORATION++                                         2.53         08/12/2008         150,371
  125,406   UNICREDITO ITALIANO BANK (IRELAND)+++/-                             2.49         10/14/2008         125,377
  125,406   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                  2.49         10/08/2008         125,380
   75,244   VARIABLE FUNDING CAPITAL CORPORATION++                              2.45         08/15/2008          75,172
   87,784   VARIABLE FUNDING CAPITAL CORPORATION++                              2.47         08/29/2008          87,616
  215,698   VICTORIA FINANCE LLC(A)(I)+++/-####                                 2.90         07/28/2008         172,559
  125,406   VICTORIA FINANCE LLC(A)(I)+++/-####                                 2.62         08/07/2008         100,325
  250,812   WHITE PINE FINANCE LLC(A)(I)+++/-####                               5.43         02/22/2008         229,995
  150,487   WINDMILL FUNDING CORPORATION++                                      2.50         08/11/2008         150,381
                                                                                                             15,312,243
                                                                                                           ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $16,965,289)                                                   16,817,115
                                                                                                           ------------

 SHARES
---------
SHORT-TERM INVESTMENTS: 7.13%
MUTUAL FUNDS: 7.13%
15,715,872 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                      15,715,872
TOTAL SHORT-TERM INVESTMENTS (COST $15,715,872)                                                              15,715,872
                                                                                                           ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $236,275,256)*                                                          106.22%                      $234,095,585
OTHER ASSETS AND LIABILITIES, NET                                              (6.22)                       (13,702,897)
                                                                              ------                       ------------
TOTAL NET ASSETS                                                              100.00%                      $220,392,688
                                                                              ------                       ------------

 + NON-INCOME EARNING SECURITIES.

 <<  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $15,715,872.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

NOTES TO PORTFOLIO OF INVESTMENT

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

C&B MID CAP VALUE FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       -------------
COMMON STOCKS: 96.13%
AMUSEMENT & RECREATION SERVICES: 2.07%
     215,775   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                          $   7,938,362
                                                                                                                   -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.44%
     328,735   JONES APPAREL GROUP INCORPORATED                                                                        5,503,024
                                                                                                                   -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 2.32%
      16,100   NVR INCORPORATED<<+                                                                                     8,892,352
                                                                                                                   -------------
BUSINESS SERVICES: 4.01%
     524,575   IMS HEALTH INCORPORATED                                                                                10,963,618
     226,597   PARAMETRIC TECHNOLOGY CORPORATION+                                                                      4,389,184
                                                                                                                      15,352,802
                                                                                                                   -------------
CHEMICALS & ALLIED PRODUCTS: 10.74%
     554,870   ALPHARMA INCORPORATED CLASS A<<+                                                                       12,601,098
     340,595   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                        13,698,731
     324,509   SCOTTS MIRACLE-GRO COMPANY                                                                              6,321,435
     391,655   VALSPAR CORPORATION                                                                                     8,487,164
                                                                                                                      41,108,428
                                                                                                                   -------------
DEPOSITORY INSTITUTIONS: 2.15%
     167,815   CITY NATIONAL CORPORATION                                                                               8,244,751
                                                                                                                   -------------
EDUCATIONAL SERVICES: 4.34%
   1,054,429   CORINTHIAN COLLEGES INCORPORATED<<+                                                                    16,607,257
                                                                                                                   -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 7.54%
     381,705   CYMER INCORPORATED<<+                                                                                  10,111,365
   1,120,490   FLEXTRONICS INTERNATIONAL LIMITED+                                                                     10,005,976
     357,075   MOLEX INCORPORATED                                                                                      8,759,050
                                                                                                                      28,876,391
                                                                                                                   -------------
FOOD & KINDRED PRODUCTS: 2.30%
     534,510   PILGRIMS PRIDE CORPORATION<<                                                                            6,515,677
      57,400   SANDERSON FARMS INCORPORATED<<                                                                          2,281,076
                                                                                                                       8,796,753
                                                                                                                   -------------
FURNITURE & FIXTURES: 2.44%
     936,920   STEELCASE INCORPORATED                                                                                  9,331,723
                                                                                                                   -------------
GENERAL MERCHANDISE STORES: 3.86%
     634,660   FAMILY DOLLAR STORES INCORPORATED                                                                      14,787,578
                                                                                                                   -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 12.93%
     984,161   BRIGGS & STRATTON CORPORATION<<                                                                        13,325,540
     103,715   CARLISLE COMPANIES INCORPORATED                                                                         3,172,642
     320,665   DIEBOLD INCORPORATED                                                                                   11,858,192
     205,090   DOVER CORPORATION                                                                                      10,178,617
   1,736,455   ENTEGRIS INCORPORATED<<+                                                                               10,991,760
                                                                                                                      49,526,751
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

C&B MID CAP VALUE FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       -------------
INSURANCE AGENTS, BROKERS & SERVICE: 6.24%
     547,930   ARTHUR J. GALLAGHER & COMPANY                                                                       $  13,933,860
     318,715   WILLIS GROUP HOLDINGS LIMITED                                                                           9,966,218
                                                                                                                      23,900,078
                                                                                                                   -------------
INSURANCE CARRIERS: 5.96%
     146,650   RENAISSANCERE HOLDINGS LIMITED                                                                          7,460,086
     295,675   STEWART INFORMATION SERVICES CORPORATION                                                                5,162,486
      23,380   WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                                 10,205,370
                                                                                                                      22,827,942
                                                                                                                   -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 3.73%
     268,835   QUEST DIAGNOSTICS INCORPORATED                                                                         14,291,269
                                                                                                                   -------------
MISCELLANEOUS RETAIL: 3.48%
     442,815   OFFICE DEPOT INCORPORATED+                                                                              3,011,142
     465,825   ZALE CORPORATION<<+                                                                                    10,304,049
                                                                                                                      13,315,191
                                                                                                                   -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.40%
     791,008   CAPITALSOURCE INCORPORATED<<                                                                            9,191,513
                                                                                                                   -------------
PAPER & ALLIED PRODUCTS: 3.85%
     523,736   BEMIS COMPANY INCORPORATED                                                                             14,748,406
                                                                                                                   -------------
PERSONAL SERVICES: 2.60%
     292,966   G & K SERVICES INCORPORATED CLASS A                                                                     9,972,563
                                                                                                                   -------------
PRIMARY METAL INDUSTRIES: 1.77%
     160,850   HUBBELL INCORPORATED CLASS B                                                                            6,781,436
                                                                                                                   -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.38%
   1,042,600   HARTE HANKS INCORPORATED<<                                                                             12,938,666
                                                                                                                   -------------
TEXTILE MILL PRODUCTS: 2.17%
     289,950   ALBANY INTERNATIONAL CORPORATION CLASS A<<                                                              8,321,565
                                                                                                                   -------------
TRANSPORTATION EQUIPMENT: 1.71%
      83,060   AUTOLIV INCORPORATED                                                                                    3,242,662
     256,960   BRUNSWICK CORPORATION                                                                                   3,314,782
                                                                                                                       6,557,444
                                                                                                                   -------------
WHOLESALE TRADE NON-DURABLE GOODS: 2.70%
     394,710   HAIN CELESTIAL GROUP INCORPORATED<<+                                                                   10,317,719
                                                                                                                   -------------
TOTAL COMMON STOCKS (COST $438,289,996)                                                                              368,129,964
                                                                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 26.42%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.37%
   2,262,842   BLACKROCKTEMP FUND B #24 MONEY MARKET FUND                                                              2,262,842
   2,262,842   DAILY ASSETS FUND INSTITUTIONAL                                                                         2,262,842
   2,262,842   DREYFUS CASH MANAGEMENT FUND                                                                            2,262,842
   2,262,842   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                         2,262,842
                                                                                                                       9,051,368
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

C&B MID CAP VALUE FUND

  PRINCIPAL    SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
------------   -------------                                                       -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 24.05%
$    905,137   ALPINE SECURITIZATION CORPORATION++                                      2.50%        08/14/2008    $     904,320
     905,137   AMSTEL FUNDING CORPORATION++                                             2.73         08/12/2008          904,382
     905,137   AMSTERDAM FUNDING CORPORATION++                                          2.53         08/15/2008          904,246
     346,969   AMSTERDAM FUNDING CORPORATION++                                          2.55         08/04/2008          346,895
     693,938   APRECO LLC++                                                             2.55         08/15/2008          693,250
   1,297,363   ASPEN FUNDING CORPORATION++                                              2.25         08/01/2008        1,297,363
   1,055,993   ASPEN FUNDING CORPORATION++                                              2.55         08/19/2008        1,054,647
   1,055,993   ATLANTIC ASSET SECURITIZATION CORPORATION++                              2.48         08/05/2008        1,055,702
     678,853   ATLANTIC ASSET SECURITIZATION CORPORATION++                              2.48         08/06/2008          678,619
     905,137   ATLANTIS ONE FUNDING CORPORATION++                                       2.50         08/08/2008          904,697
     754,281   BANCO SANTANDER TOTTA LOAN++ +/-                                         2.48         10/15/2008          754,016
   1,357,705   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,357,790)                2.25         08/01/2008        1,357,705
   4,163,630   BANK OF IRELAND                                                          2.20         08/01/2008        4,163,630
   2,232,671   BANK OF IRELAND                                                          2.25         08/01/2008        2,232,671
   1,568,904   BANK OF IRELAND                                                          2.30         08/01/2008        1,568,904
     754,281   BANK OF IRELAND++ +/-                                                    2.67         10/14/2008          754,131
   1,055,993   BRYANT BANK FUNDING LLC++                                                2.47         08/18/2008        1,054,761
     669,439   CANCARA ASSET SECURITIZATION LIMITED++                                   2.57         08/13/2008          668,866
   1,055,993   CHARIOT FUNDING LLC++                                                    2.45         08/21/2008        1,054,556
     754,281   CHARIOT FUNDING LLC++                                                    2.47         08/01/2008          754,281
     897,254   CHEYNE FINANCE LLC++ +/-(A)(I)####                                       8.89         02/25/2008          122,475
     690,794   CHEYNE FINANCE LLC++ +/-(A)(I)####                                       8.99         05/19/2008           94,293
   2,504,212   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY
                  VALUE $2,504,370)                                                     2.27         08/01/2008        2,504,212
   4,827,396   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $4,827,691)                                                           2.20         08/01/2008        4,827,396
   1,025,822   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                  MARKET SECURITIES (MATURITY VALUE $1,025,887)                         2.27         08/01/2008        1,025,822
     905,137   ENTERPRISE FUNDING LLC++                                                 2.45         08/06/2008          904,829
   1,055,993   ENTERPRISE FUNDING LLC++                                                 2.47         08/21/2008        1,054,544
     905,137   ERASMUS CAPITAL CORPORATION                                              2.50         08/06/2008          904,823
     268,524   ERASMUS CAPITAL CORPORATION                                              2.75         08/05/2008          268,442
   1,055,993   EUREKA SECURITIZATION INCORPORATED++                                     2.56         08/22/2008        1,054,416
     784,452   FAIRWAY FINANCE CORPORATION++                                            2.55         08/07/2008          784,119
     784,452   FAIRWAY FINANCE CORPORATION++                                            2.55         08/11/2008          783,896
     905,137   FALCON ASSET SECURITIZATION CORPORATION                                  2.47         08/06/2008          904,826
     846,333   FALCON ASSET SECURITIZATION CORPORATION++                                2.48         08/13/2008          845,633
     829,709   FORTIS BANQUE LUXEMBOURG                                                 2.55         08/28/2008          828,119
     476,766   GEMINI SECURITIZATION INCORPORATED++                                     2.55         08/14/2008          476,327
     985,996   GEMINI SECURITIZATION INCORPORATED++                                     2.55         08/26/2008          984,250
     701,602   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                  VALUE $701,644)                                                       2.15         08/01/2008          701,602
     784,452   GRAMPIAN FUNDING LIMITED++                                               2.55         08/08/2008          784,063
     905,137   GRAMPIAN FUNDING LIMITED++                                               2.55         08/12/2008          904,432
   2,930,521   GRYPHON FUNDING LIMITED++ +/-(A)(I)                                      0.00         08/23/2009        1,251,798
   1,961,130   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)(A)                      2.54         10/16/2008        1,961,130
   1,418,048   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $1,418,137)                   2.27         08/01/2008        1,418,048
   3,017,123   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,017,307)                2.19         08/01/2008        3,017,123
     331,884   JUPITER SECURITIZATION CORPORATION++                                     2.25         08/01/2008          331,884
     905,137   JUPITER SECURITIZATION CORPORATION++                                     2.47         08/05/2008          904,888
     603,425   JUPITER SECURITIZATION CORPORATION++                                     2.50         08/04/2008          603,299
     452,568   KITTY HAWK FUNDING CORPORATION++                                         2.47         08/11/2008          452,258
     905,137   LIBERTY STREET FUNDING CORPORATION++                                     2.65         08/18/2008          904,004
     905,137   LIBERTY STREET FUNDING CORPORATION++                                     2.71         08/06/2008          904,796
   1,508,561   LINKS FINANCE LLC++ +/-                                                  2.26         08/15/2008        1,507,495
   2,262,842   MAZARIN FUNDING CORPORATION++ +/-                                        2.26         08/04/2008        2,262,509
   1,055,993   MONT BLANC CAPITAL CORPORATION++                                         2.57         08/18/2008        1,054,711
     139,542   MORGAN STANLEY+/-                                                        2.58         10/15/2008          139,457

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

C&B MID CAP VALUE FUND

  PRINCIPAL    SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
------------   -------------                                                       -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,780,102   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $1,780,215)                   2.29%        08/01/2008    $   1,780,102
   2,021,472   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,023,107)                2.24         08/13/2008        2,021,472
     905,137   NATIONWIDE BUILDING SOCIETY++                                            2.54         08/05/2008          904,881
   1,508,561   NORTHERN ROCK PLC++ +/-                                                  2.49         10/03/2008        1,505,706
     531,919   OLD LINE FUNDING CORPORATION++                                           2.48         08/08/2008          531,662
     905,137   OLD LINE FUNDING CORPORATION++                                           2.50         08/25/2008          903,628
     781,435   PALISADES INSURANCE COMPANY                                              2.64         08/20/2008          780,346
     905,137   PALISADES INSURANCE COMPANY                                              2.75         08/01/2008          905,137
      75,428   PALISADES INSURANCE COMPANY                                              3.00         08/01/2008           75,428
   1,055,993   PARK AVENUE RECEIVABLES CORPORATION++                                    2.45         08/19/2008        1,054,699
     754,281   PICAROS FUNDING LLC                                                      2.53         08/27/2008          752,902
   1,055,993   PICAROS FUNDING LLC++                                                    2.54         08/22/2008        1,054,428
   1,055,993   RANGER FUNDING CORPORATION++                                             2.45         08/20/2008        1,054,628
     829,709   REGENCY MARKETS #1 LLC++                                                 2.57         08/07/2008          829,353
     905,137   SCALDIS CAPITAL LIMITED++                                                2.57         08/13/2008          904,361
   1,055,993   SCALDIS CAPITAL LIMITED++                                                2.60         08/26/2008        1,054,086
   1,055,993   SHEFFIELD RECEIVABLES CORPORATION++                                      2.45         08/11/2008        1,055,274
     935,308   STANFIELD VICTORIA FUNDING LLC++ +/-(A)(I)####                           5.88         04/03/2008          748,246
   1,508,561   STANFIELD VICTORIA FUNDING LLC++ +/-(A)(I)####                           6.10         02/15/2008        1,206,849
   1,019,787   SURREY FUNDING CORPORATION++                                             2.70         08/21/2008        1,018,258
     905,137   SWEDBANK MORTGAGE AB                                                     2.67         08/11/2008          904,466
     905,137   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                     2.50         08/01/2008          905,137
     905,137   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                     2.55         08/14/2008          904,303
     439,323   THUNDER BAY FUNDING INCORPORATED++                                       2.45         08/18/2008          438,815
     905,137   THUNDER BAY FUNDING INCORPORATED++                                       2.50         08/20/2008          903,943
     905,137   TULIP FUNDING CORPORATION++                                              2.53         08/12/2008          904,437
     754,281   UNICREDITO ITALIANO BANK (IRELAND)++ +/-                                 2.49         10/14/2008          754,107
     754,281   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB++ +/-                      2.49         10/08/2008          754,122
     452,568   VARIABLE FUNDING CAPITAL CORPORATION++                                   2.45         08/15/2008          452,137
     527,996   VARIABLE FUNDING CAPITAL CORPORATION++                                   2.47         08/29/2008          526,982
     754,281   VICTORIA FINANCE LLC++ +/-(A)(I)####                                     2.62         08/07/2008          603,425
   1,297,363   VICTORIA FINANCE LLC++ +/-(A)(I)####                                     2.90         07/28/2008        1,037,890
   1,508,561   WHITE PINE FINANCE LLC++ +/-(A)(I)####                                   5.43         02/22/2008        1,383,351
     905,137   WINDMILL FUNDING CORPORATION++                                           2.50         08/11/2008          904,508
                                                                                                                      92,098,630
                                                                                                                   -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $102,519,924)                                                          101,149,998
                                                                                                                   -------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 3.62%
  13,859,994   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           13,859,994
                                                                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS (COST $13,859,994)                                                                       13,859,994
                                                                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $554,669,914)*                                                               126.17%                      $ 483,139,956
OTHER ASSETS AND LIABILITIES, NET                                                     (26.17)                       (100,223,460)
                                                                                      ------                       -------------
TOTAL NET ASSETS                                                                      100.00%                      $ 382,916,496
                                                                                      ======                       =============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

C&B MID CAP VALUE FUND

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,859,994.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

COMMON STOCK FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       -------------
COMMON STOCKS: 91.17%
AMUSEMENT & RECREATION SERVICES: 1.22%
     315,000   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                          $  11,588,850
                                                                                                                   -------------
APPAREL & ACCESSORY STORES: 2.48%
     300,000   KOHL'S CORPORATION+                                                                                    12,573,000
     380,000   NORDSTROM INCORPORATED                                                                                 10,921,200
                                                                                                                      23,494,200
                                                                                                                   -------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.38%
     319,000   ADVANCE AUTO PARTS INCORPORATED                                                                        13,107,710
                                                                                                                   -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.97%
     139,400   RYDER SYSTEM INCORPORATED<<                                                                             9,194,824
                                                                                                                   -------------
BUSINESS SERVICES: 5.79%
     450,000   AMDOCS LIMITED+                                                                                        13,684,500
     445,000   CITRIX SYSTEMS INCORPORATED+                                                                           11,854,800
     695,000   ECLIPSYS CORPORATION+                                                                                  15,324,750
     655,000   RED HAT INCORPORATED+<<                                                                                14,003,900
                                                                                                                      54,867,950
                                                                                                                   -------------
CHEMICALS & ALLIED PRODUCTS: 5.15%
     460,000   AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                 14,513,000
     255,000   HOSPIRA INCORPORATED+<<                                                                                 9,730,800
     305,000   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                        12,267,100
     525,000   NALCO HOLDING COMPANY<<                                                                                12,337,500
                                                                                                                      48,848,400
                                                                                                                   -------------
COMMUNICATIONS: 7.66%
     525,000   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A+                                                12,747,000
   1,005,000   FOUNDRY NETWORKS INCORPORATED+                                                                         17,527,200
     300,000   LIBERTY MEDIA CORPORATION ENTERTAINMENT CLASS A+                                                        7,386,000
     820,000   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+<<                                                      11,504,600
     560,000   NEUSTAR INCORPORATED CLASS A+<<                                                                        11,748,800
     730,000   TW TELECOM INCORPORATED+<<                                                                             11,665,400
                                                                                                                      72,579,000
                                                                                                                   -------------
COMPUTER TECHNOLOGIES: 1.39%
     591,000   METAVANTE TECHNOLOGIES INCORPORATED+<<                                                                 13,155,660
                                                                                                                   -------------
DEPOSITORY INSTITUTIONS: 5.05%
     299,000   CITIGROUP INCORPORATED                                                                                  5,588,310
     267,000   CITY NATIONAL CORPORATION<<                                                                            13,117,710
     150,000   JPMORGAN CHASE & COMPANY                                                                                6,094,500
     845,000   MARSHALL & ILSLEY CORPORATION<<                                                                        12,844,000
     350,000   ZIONS BANCORPORATION<<                                                                                 10,244,500
                                                                                                                      47,889,020
                                                                                                                   -------------
E-COMMERCE/SERVICES: 1.48%
     920,000   GSI COMMERCE INCORPORATED+<<                                                                           14,020,800
                                                                                                                   -------------
EATING & DRINKING PLACES: 1.22%
     535,000   JACK IN THE BOX INCORPORATED+                                                                          11,545,300
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

COMMON STOCK FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       -------------
ELECTRIC, GAS & SANITARY SERVICES: 1.78%
     520,000   REPUBLIC SERVICES INCORPORATED                                                                      $  16,900,000
                                                                                                                   -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT:
   4.54%
     625,000   ALTERA CORPORATION<<                                                                                   13,718,750
     365,000   ENERSYS+<<                                                                                             11,782,200
     570,000   NVIDIA CORPORATION+<<                                                                                   6,520,800
     630,000   TESSERA TECHNOLOGIES INCORPORATED+<<                                                                   10,974,600
                                                                                                                      42,996,350
                                                                                                                   -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.55%
     352,000   ACCENTURE LIMITED CLASS A                                                                              14,699,520
                                                                                                                   -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.38%
     465,000   CROWN HOLDINGS INCORPORATED+                                                                           13,033,950
                                                                                                                   -------------
FOOD & KINDRED PRODUCTS: 1.21%
     178,300   GENERAL MILLS INCORPORATED                                                                             11,480,737
                                                                                                                   -------------
FOOD STORES: 1.46%
     490,000   KROGER COMPANY<<                                                                                       13,857,200
                                                                                                                   -------------
FURNITURE & FIXTURES: 1.46%
     530,000   HERMAN MILLER INCORPORATED<<                                                                           13,854,200
                                                                                                                   -------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.87%
     470,000   WILLIAMS-SONOMA INCORPORATED<<                                                                          8,196,800
                                                                                                                   -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.16%
     355,000   CAMERON INTERNATIONAL CORPORATION+<<                                                                   16,954,800
     435,000   CARLISLE COMPANIES INCORPORATED<<                                                                      13,306,650
     250,000   DOVER CORPORATION                                                                                      12,407,500
     211,000   SMITH INTERNATIONAL INCORPORATED                                                                       15,694,180
                                                                                                                      58,363,130
                                                                                                                   -------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.22%
     370,000   WILLIS GROUP HOLDINGS LIMITED<<                                                                        11,569,900
                                                                                                                   -------------
INSURANCE CARRIERS: 2.73%
     560,000   HCC INSURANCE HOLDINGS INCORPORATED                                                                    12,684,000
     260,000   RENAISSANCERE HOLDINGS LIMITED                                                                         13,226,200
                                                                                                                      25,910,200
                                                                                                                   -------------
LEATHER & LEATHER PRODUCTS: 0.18%
      67,700   COACH INCORPORATED+                                                                                     1,727,027
                                                                                                                   -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 4.79%
     965,000   BOSTON SCIENTIFIC CORPORATION+<<                                                                       11,473,850
     480,000   HOLOGIC INCORPORATED+                                                                                   8,865,600
     235,000   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                 14,222,200
     325,000   TRIMBLE NAVIGATION LIMITED+                                                                            10,790,000
                                                                                                                      45,351,650
                                                                                                                   -------------
MEDICAL EQUIPMENT & SUPPLIES: 1.55%
     245,000   VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                                 14,700,000
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

COMMON STOCK FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       -------------
METAL MINING: 1.08%
     241,000   BARRICK GOLD CORPORATION                                                                            $  10,206,350
                                                                                                                   -------------
MISCELLANEOUS RETAIL: 0.94%
     243,000   CVS CAREMARK CORPORATION                                                                                8,869,500
                                                                                                                   -------------
MOTION PICTURES: 1.59%
     530,000   TIME WARNER CABLE INCORPORATED+<<                                                                      15,067,900
                                                                                                                   -------------
OIL & GAS EXTRACTION: 6.64%
     165,000   APACHE CORPORATION                                                                                     18,508,050
     165,000   EOG RESOURCES INCORPORATED                                                                             16,587,450
     234,000   FOREST OIL CORPORATION+                                                                                13,345,020
     280,000   NOBLE CORPORATION<<                                                                                    14,523,600
                                                                                                                      62,964,120
                                                                                                                   -------------
PAPER & ALLIED PRODUCTS: 1.17%
     435,000   PACKAGING CORPORATION OF AMERICA                                                                       11,101,200
                                                                                                                   -------------
PRIMARY METAL INDUSTRIES: 0.55%
     155,000   ALCOA INCORPORATED                                                                                      5,231,250
                                                                                                                   -------------
REAL ESTATE: 1.07%
     150,000   DJ WILSHIRE REIT ETF<<                                                                                 10,099,500
                                                                                                                   -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.19%
     485,000   INVESCO LIMITED                                                                                        11,295,650
                                                                                                                   -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.24%
     588,000   CORNING INCORPORATED                                                                                   11,765,880
                                                                                                                   -------------
TRANSPORTATION BY AIR: 0.65%
     405,582   SKYWEST INCORPORATED                                                                                   6,172,958
                                                                                                                   -------------
TRANSPORTATION EQUIPMENT: 1.93%
     815,900   BRUNSWICK CORPORATION<<                                                                                10,525,110
     540,000   TENNECO AUTOMOTIVE INCORPORATED+                                                                        7,786,800
                                                                                                                      18,311,910
                                                                                                                   -------------
TRANSPORTATION SERVICES: 1.62%
     337,000   GATX CORPORATION                                                                                       15,323,390
                                                                                                                   -------------
TRAVEL & RECREATION: 1.31%
     335,000   CARNIVAL CORPORATION                                                                                   12,374,900
                                                                                                                   -------------
WHOLESALE TRADE NON-DURABLE GOODS: 4.01%
     220,000   MCKESSON CORPORATION                                                                                   12,317,800
     445,000   SYSCO CORPORATION                                                                                      12,620,200
     343,946   TRACTOR SUPPLY COMPANY+<<                                                                              13,073,387
                                                                                                                      38,011,387
                                                                                                                   -------------
WHOLESALE TRADE-DURABLE GOODS: 1.51%
     445,000   ARROW ELECTRONICS INCORPORATED+                                                                        14,337,900
                                                                                                                   -------------
TOTAL COMMON STOCKS (COST $765,566,585)                                                                              864,066,173
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

COMMON STOCK FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       -------------
INVESTMENT COMPANIES: 3.13%
STOCK FUNDS: 3.13%
      50,000   MIDCAP SPDR TRUST SERIES 1<<                                                                        $   7,290,000
     190,000   VANGUARD TOTAL STOCK MARKET ETF<<                                                                      12,095,400
     130,000   VANGUARD UTILITIES ETF<<                                                                               10,221,900
                                                                                                                      29,607,300
                                                                                                                   -------------
TOTAL INVESTMENT COMPANIES (COST $31,022,286)                                                                         29,607,300
                                                                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 17.47%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.56%
   3,703,326   BLACKROCKTEMP B #24 MONEY MARKET FUND                                                                   3,703,326
   3,703,326   DAILY ASSETS FUND INSTITUTIONAL                                                                         3,703,326
   3,703,326   DREYFUS CASH MANAGEMENT FUND                                                                            3,703,326
   3,703,326   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                         3,703,326
                                                                                                                      14,813,304
                                                                                                                   -------------

  PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
------------                                                                       -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 15.91%
$  1,481,330   ALPINE SECURITIZATION CORPORATION++                                     2.50%         08/14/2008        1,479,993
   1,481,330   AMSTEL FUNDING CORPORATION++                                            2.73          08/12/2008        1,480,095
   1,481,330   AMSTERDAM FUNDING CORPORATION++                                         2.53          08/15/2008        1,479,873
     567,843   AMSTERDAM FUNDING CORPORATION++                                         2.55          08/04/2008          567,723
   1,135,687   APRECO LLC++                                                            2.55          08/15/2008        1,134,560
   2,123,240   ASPEN FUNDING CORPORATION++                                             2.25          08/01/2008        2,123,240
   1,728,219   ASPEN FUNDING CORPORATION++                                             2.55          08/19/2008        1,726,015
   1,728,219   ATLANTIC ASSET SECURITIZATION CORPORATION++                             2.48          08/05/2008        1,727,742
   1,110,998   ATLANTIC ASSET SECURITIZATION CORPORATION++                             2.48          08/06/2008        1,110,615
   1,481,330   ATLANTIS ONE FUNDING CORPORATION++                                      2.50          08/08/2008        1,480,610
   1,234,442   BANCO SANTANDER TOTTA LOAN++ +/-                                        2.48          10/15/2008        1,234,009
   2,221,995   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,222,134)               2.25          08/01/2008        2,221,995
   6,814,120   BANK OF IRELAND                                                         2.20          08/01/2008        6,814,120
   3,653,948   BANK OF IRELAND                                                         2.25          08/01/2008        3,653,948
   2,567,639   BANK OF IRELAND                                                         2.30          08/01/2008        2,567,639
   1,234,442   BANK OF IRELAND++ +/-                                                   2.67          10/14/2008        1,234,197
   1,728,219   BRYANT BANK FUNDING LLC++                                               2.47          08/18/2008        1,726,203
   1,095,592   CANCARA ASSET SECURITIZATION LIMITED++                                  2.57          08/13/2008        1,094,653
   1,728,219   CHARIOT FUNDING LLC++                                                   2.45          08/21/2008        1,725,866
   1,234,442   CHARIOT FUNDING LLC++                                                   2.47          08/01/2008        1,234,442
   1,468,430   CHEYNE FINANCE LLC++ +/-(A)(I)####                                      8.89          02/25/2008          200,441
   1,130,541   CHEYNE FINANCE LLC++ +/-(A)(I)####                                      8.99          05/19/2008          154,319
   4,098,347   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY  MARKET SECURITIES (MATURITY VALUE
                  $4,098,605)                                                          2.27          08/01/2008        4,098,347
   7,900,428   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $7,900,911)                                                          2.20          08/01/2008        7,900,428
   1,678,841   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                  MARKET SECURITIES (MATURITY VALUE $1,678,947)                        2.27          08/01/2008        1,678,841
   1,481,330   ENTERPRISE FUNDING LLC++                                                2.45          08/06/2008        1,480,826
   1,728,219   ENTERPRISE FUNDING LLC++                                                2.47          08/21/2008        1,725,847
   1,481,330   ERASMUS CAPITAL CORPORATION                                             2.50          08/06/2008        1,480,816
     439,461   ERASMUS CAPITAL CORPORATION                                             2.75          08/05/2008          439,327
   1,728,219   EUREKA SECURITIZATION INCORPORATED++                                    2.56          08/22/2008        1,725,638
   1,283,820   FAIRWAY FINANCE CORPORATION++                                           2.55          08/07/2008        1,283,274
   1,283,820   FAIRWAY FINANCE CORPORATION++                                           2.55          08/11/2008        1,282,910
   1,481,330   FALCON ASSET SECURITIZATION CORPORATION                                 2.47          08/06/2008        1,480,822
   1,385,093   FALCON ASSET SECURITIZATION CORPORATION++                               2.48          08/13/2008        1,383,948

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

COMMON STOCK FUND

  PRINCIPAL    SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
------------   -------------                                                       -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,357,886   FORTIS BANQUE LUXEMBOURG                                                2.55%         08/28/2008    $   1,355,284
     780,266   GEMINI SECURITIZATION INCORPORATED++                                    2.55          08/14/2008          779,548
   1,613,662   GEMINI SECURITIZATION INCORPORATED++                                    2.55          08/26/2008        1,610,805
   1,148,228   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $1,148,297)                                                          2.15          08/01/2008        1,148,228
   1,283,820   GRAMPIAN FUNDING LIMITED++                                              2.55          08/08/2008        1,283,183
   1,481,330   GRAMPIAN FUNDING LIMITED++                                              2.55          08/12/2008        1,480,176
   4,796,037   GRYPHON FUNDING LIMITED++ +/-(A)(I)                                     0.00          08/23/2009        2,048,668
   3,209,549   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)(A)                     2.54          10/16/2008        3,209,549
   2,320,751   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $2,320,897)                  2.27          08/01/2008        2,320,751
   4,937,768   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $4,938,068)               2.19          08/01/2008        4,937,768
     543,154   JUPITER SECURITIZATION CORPORATION++                                    2.25          08/01/2008          543,154
   1,481,330   JUPITER SECURITIZATION CORPORATION++                                    2.47          08/05/2008        1,480,924
     987,554   JUPITER SECURITIZATION CORPORATION++                                    2.50          08/04/2008          987,348
     740,665   KITTY HAWK FUNDING CORPORATION++                                        2.47          08/11/2008          740,157
   1,481,330   LIBERTY STREET FUNDING CORPORATION++                                    2.65          08/18/2008        1,479,477
   1,481,330   LIBERTY STREET FUNDING CORPORATION++                                    2.71          08/06/2008        1,480,773
   2,468,884   LINKS FINANCE LLC++ +/-                                                 2.26          08/15/2008        2,467,138
   3,703,326   MAZARIN FUNDING CORPORATION++ +/-                                       2.26          08/04/2008        3,702,781
   1,728,219   MONT BLANC CAPITAL CORPORATION++                                        2.57          08/18/2008        1,726,121
     228,372   MORGAN STANLEY+/-                                                       2.58          10/15/2008          228,233
   2,913,283   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $2,913,468)                  2.29          08/01/2008        2,913,283
   3,308,304   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,310,980)               2.24          08/13/2008        3,308,304
   1,481,330   NATIONWIDE BUILDING SOCIETY++                                           2.54          08/05/2008        1,480,912
   2,468,884   NORTHERN ROCK PLC++ +/-                                                 2.49          10/03/2008        2,464,210
     870,528   OLD LINE FUNDING CORPORATION++                                          2.48          08/08/2008          870,109
   1,481,330   OLD LINE FUNDING CORPORATION++                                          2.50          08/25/2008        1,478,861
   1,278,882   PALISADES INSURANCE COMPANY                                             2.64          08/20/2008        1,277,100
   1,481,330   PALISADES INSURANCE COMPANY                                             2.75          08/01/2008        1,481,330
     123,444   PALISADES INSURANCE COMPANY                                             3.00          08/01/2008          123,444
   1,728,219   PARK AVENUE RECEIVABLES CORPORATION++                                   2.45          08/19/2008        1,726,102
   1,234,442   PICAROS FUNDING LLC                                                     2.53          08/27/2008        1,232,186
   1,728,219   PICAROS FUNDING LLC++                                                   2.54          08/22/2008        1,725,658
   1,728,219   RANGER FUNDING CORPORATION++                                            2.45          08/20/2008        1,725,984
   1,357,886   REGENCY MARKETS #1 LLC++                                                2.57          08/07/2008        1,357,304
   1,481,330   SCALDIS CAPITAL LIMITED++                                               2.57          08/13/2008        1,480,061
   1,728,219   SCALDIS CAPITAL LIMITED++                                               2.60          08/26/2008        1,725,098
   1,728,219   SHEFFIELD RECEIVABLES CORPORATION++                                     2.45          08/11/2008        1,727,043
   1,530,708   STANFIELD VICTORIA FUNDING LLC++ +/-(A)(I)####                          5.88          04/03/2008        1,224,566
   2,468,884   STANFIELD VICTORIA FUNDING LLC++ +/-(A)(I)####                          6.10          02/15/2008        1,975,107
   1,668,965   SURREY FUNDING CORPORATION++                                            2.70          08/21/2008        1,666,462
   1,481,330   SWEDBANK MORTGAGE AB                                                    2.67          08/11/2008        1,480,232
   1,481,330   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    2.50          08/01/2008        1,481,330
   1,481,330   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    2.55          08/14/2008        1,479,966
     718,988   THUNDER BAY FUNDING INCORPORATED++                                      2.45          08/18/2008          718,157
   1,481,330   THUNDER BAY FUNDING INCORPORATED++                                      2.50          08/20/2008        1,479,376
   1,481,330   TULIP FUNDING CORPORATION++                                             2.53          08/12/2008        1,480,185
   1,234,442   UNICREDITO ITALIANO BANK (IRELAND)++ +/-                                2.49          10/14/2008        1,234,158
   1,234,442   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB++ +/-                     2.49          10/08/2008        1,234,183
     740,665   VARIABLE FUNDING CAPITAL CORPORATION++                                  2.45          08/15/2008          739,959
     864,109   VARIABLE FUNDING CAPITAL CORPORATION++                                  2.47          08/29/2008          862,449
   1,234,442   VICTORIA FINANCE LLC++ +/-(A)(I)####                                    2.62          08/07/2008          987,554
   2,123,240   VICTORIA FINANCE LLC++ +/-(A)(I)####                                    2.90          07/28/2008        1,698,592
   2,468,884   WHITE PINE FINANCE LLC++ +/-(A)(I)####                                  5.43          02/22/2008        2,263,966

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

COMMON STOCK FUND

  PRINCIPAL    SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
------------   -------------                                                      -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,481,330    WINDMILL FUNDING CORPORATION++                                        2.50%         08/11/2008    $    1,480,303
                                                                                                                     150,726,922
                                                                                                                  --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $166,508,253)                                                          165,540,226
                                                                                                                  --------------

  SHARES
------------
SHORT-TERM INVESTMENTS: 5.74%
  43,445,081   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           43,445,081
                                                                                                                  --------------
US TREASURY BILLS: 1.16%
   8,000,000   US TREASURY BILL<<##                                                   1.25          09/18/2008         7,985,603
   3,000,000   US TREASURY BILL<<##                                                   1.79          09/18/2008         2,994,601
                                                                                                                      10,980,204
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $54,424,628)                                                                       54,425,285
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,017,521,752)*                                                               117.51%                      $1,113,638,984
OTHER ASSETS AND LIABILITIES, NET                                                    (17.51)                        (165,906,250)
                                                                                     ------                       --------------
TOTAL NET ASSETS                                                                     100.00%                      $  947,732,734
                                                                                     ------                       --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $43,445,081.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

MID CAP GROWTH FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       ------------
COMMON STOCKS: 95.04%
AMUSEMENT & RECREATION SERVICES: 1.47%
      84,500   WMS INDUSTRIES INCORPORATED+<<                                                                      $   2,381,210
                                                                                                                   -------------
APPAREL & ACCESSORY STORES: 2.07%
      45,200   GUESS INCORPORATED                                                                                      1,431,484
      54,200   PHILLIPS-VAN HEUSEN CORPORATION                                                                         1,918,680
                                                                                                                       3,350,164
                                                                                                                   -------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.24%
      48,900   ADVANCE AUTO PARTS INCORPORATED                                                                         2,009,301
                                                                                                                   -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 2.14%
     130,473   WRIGHT EXPRESS CORPORATION+<<                                                                           3,464,058
                                                                                                                   -------------
BIOPHARMACEUTICALS: 2.00%
      19,600   CELGENE CORPORATION+                                                                                    1,479,604
      23,000   GENZYME CORPORATION+                                                                                    1,762,950
                                                                                                                       3,242,554
                                                                                                                   -------------
BUSINESS SERVICES: 10.18%
      34,400   ALLIANCE DATA SYSTEMS CORPORATION+                                                                      2,206,760
      64,700   AUTODESK INCORPORATED+<<                                                                                2,063,283
      59,500   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                     1,670,165
      55,758   DEALERTRACK HOLDINGS INCORPORATED+<<                                                                      868,710
     118,000   GARTNER INCORPORATED+                                                                                   2,874,480
      24,400   LAMAR ADVERTISING COMPANY CLASS A+<<                                                                      926,712
     243,400   LAWSON SOFTWARE INCORPORATED+<<                                                                         1,973,974
      40,100   MONSTER WORLDWIDE INCORPORATED+                                                                           711,374
      64,100   OMNITURE INCORPORATED+<<                                                                                1,112,135
      98,677   TELETECH HOLDINGS INCORPORATED+<<                                                                       1,342,007
      63,298   VALUECLICK INCORPORATED+                                                                                  753,246
                                                                                                                      16,502,846
                                                                                                                   -------------
CASINO & GAMING: 0.88%
      12,154   MGM MIRAGE+<<                                                                                             352,709
      37,600   PENN NATIONAL GAMING INCORPORATED+                                                                      1,072,728
                                                                                                                       1,425,437
                                                                                                                   -------------
CHEMICALS & ALLIED PRODUCTS: 7.57%
      42,400   BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                 1,380,120
      60,000   ECOLAB INCORPORATED                                                                                     2,682,000
      69,300   FOREST LABORATORIES INCORPORATED+                                                                       2,460,843
      45,200   INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                           1,523,692
      31,700   ROCKWOOD HOLDINGS INCORPORATED+                                                                         1,209,355
      56,700   SHIRE PLC ADR                                                                                           2,854,278
       9,000   ZEP INCORPORATED                                                                                          153,630
                                                                                                                      12,263,918
                                                                                                                   -------------
COMMUNICATIONS: 7.24%
      11,800   EQUINIX INCORPORATED+<<                                                                                   960,048
     137,374   NII HOLDINGS INCORPORATED+                                                                              7,508,863
      86,000   SBA COMMUNICATIONS CORPORATION CLASS A+                                                                 3,258,540
                                                                                                                      11,727,451
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

MID CAP GROWTH FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       ------------
E-COMMERCE/SERVICES: 1.09%
      15,400   PRICELINE.COM INCORPORATED+<<                                                                       $   1,770,230
                                                                                                                   -------------
EDUCATIONAL SERVICES: 1.18%
      30,600   APOLLO GROUP INCORPORATED CLASS A+                                                                      1,906,074
                                                                                                                   -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.47%
      29,300   ACUITY BRANDS INCORPORATED                                                                              1,197,198
      30,600   DOLBY LABORATORIES INCORPORATED CLASS A+                                                                1,245,114
      99,200   INTERSIL CORPORATION CLASS A                                                                            2,393,696
      39,400   JA SOLAR HOLDINGS COMPANY LIMITED+<<                                                                      597,698
     101,158   MICROSEMI CORPORATION+<<                                                                                2,626,062
     421,100   PMC-SIERRA INCORPORATED+<<                                                                              3,048,764
      19,400   ROCKWELL COLLINS INCORPORATED                                                                             963,986
      24,900   SILICON LABORATORIES INCORPORATED+                                                                        814,479
      95,100   SOLERA HOLDINGS INCORPORATED+                                                                           2,756,949
      31,900   THOMAS & BETTS CORPORATION+                                                                             1,320,022
                                                                                                                      16,963,968
                                                                                                                   -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 7.52%
      48,178   ADVISORY BOARD COMPANY+<<                                                                               1,847,626
      28,300   GEN-PROBE INCORPORATED+                                                                                 1,508,956
      21,000   IHS INCORPORATED+                                                                                       1,306,830
     153,469   RESOURCES CONNECTION INCORPORATED+<<                                                                    3,551,273
      33,400   URS CORPORATION+                                                                                        1,400,128
      44,500   WATSON WYATT & COMPANY HOLDINGS                                                                         2,578,330
                                                                                                                      12,193,143
                                                                                                                   -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.50%
      29,500   ACTUANT CORPORATION CLASS A<<                                                                             898,570
      69,312   GARDNER DENVER INCORPORATED+                                                                            3,160,627
                                                                                                                       4,059,197
                                                                                                                   -------------
LEGAL SERVICES: 2.95%
      67,128   FTI CONSULTING INCORPORATED+<<                                                                          4,776,828
                                                                                                                   -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 7.28%
      17,300   BECKMAN COULTER INCORPORATED                                                                            1,251,482
      18,600   C.R. BARD INCORPORATED                                                                                  1,726,824
      33,900   DENTSPLY INTERNATIONAL INCORPORATED<<                                                                   1,364,475
     100,560   HOLOGIC INCORPORATED+<<                                                                                 1,857,343
      22,800   METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                              2,451,228
      63,900   PERKINELMER INCORPORATED                                                                                1,859,490
      26,078   VARIAN INCORPORATED+                                                                                    1,288,253
                                                                                                                      11,799,095
                                                                                                                   -------------
MEDICAL EQUIPMENT & SUPPLIES: 1.28%
      34,700   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                    2,082,000
                                                                                                                   -------------
MOTION PICTURES: 1.09%
     138,200   NATIONAL CINEMEDIA INCORPORATED                                                                         1,767,578
                                                                                                                   -------------
OIL & GAS EXTRACTION: 6.27%
      43,700   BRIGHAM EXPLORATION COMPANY+                                                                              611,800
      55,100   CONCHO RESOURCES INCORPORATED+                                                                          1,804,525
      44,000   HELMERICH & PAYNE INCORPORATED                                                                          2,601,720
      34,300   NOBLE CORPORATION                                                                                       1,779,141
      34,900   PETROHAWK ENERGY CORPORATION+                                                                           1,162,868

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

MID CAP GROWTH FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       ------------
OIL & GAS EXTRACTION (continued)
      45,450   RANGE RESOURCES CORPORATION                                                                         $   2,207,052
                                                                                                                      10,167,106
                                                                                                                   -------------
PERSONAL SERVICES: 0.92%
      41,500   WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                              1,484,040
                                                                                                                   -------------
PRIMARY METAL INDUSTRIES: 0.65%
      28,700   BELDEN CDT INCORPORATED<<                                                                               1,059,604
                                                                                                                   -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.85%
      24,500   MCGRAW-HILL COMPANIES INCORPORATED                                                                        996,415
     203,536   VISTAPRINT LIMITED+<<                                                                                   5,245,123
                                                                                                                       6,241,538
                                                                                                                   -------------
REAL ESTATE: 0.79%
      90,830   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+<<                                                          1,276,162
                                                                                                                   -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.82%
      50,400   FCSTONE GROUP INCORPORATED+<<                                                                             970,704
      63,300   GFI GROUP INCORPORATED                                                                                    638,697
       2,500   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                   249,500
      26,700   LAZARD LIMITED                                                                                          1,089,627
                                                                                                                       2,948,528
                                                                                                                   -------------
THEATERS & ENTERTAINMENT: 1.32%
     128,500   REGAL ENTERTAINMENT GROUP CLASS A<<                                                                     2,139,525
                                                                                                                   -------------
TRANSPORTATION BY AIR: 0.58%
      21,000   BRISTOW GROUP INCORPORATED+<<                                                                             944,790
                                                                                                                   -------------
TRANSPORTATION EQUIPMENT: 6.49%
      62,100   ITT CORPORATION                                                                                         4,158,216
      47,600   OSHKOSH TRUCK CORPORATION<<                                                                               858,704
      38,200   POLARIS INDUSTRIES INCORPORATED<<                                                                       1,634,960
      88,800   TEXTRON INCORPORATED                                                                                    3,860,136
                                                                                                                      10,512,016
                                                                                                                   -------------
TRAVEL & RECREATION: 1.04%
      86,200   EXPEDIA INCORPORATED+                                                                                   1,686,934
                                                                                                                   -------------
WHOLESALE TRADE-DURABLE GOODS: 1.16%
      60,200   PATTERSON COMPANIES INCORPORATED+                                                                       1,880,046
                                                                                                                   -------------
TOTAL COMMON STOCKS (COST $161,306,485)                                                                              154,025,341
                                                                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 19.53%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.75%
     708,177   BLACKROCKTEMP B #24 MONEY MARKET FUND                                                                     708,177
     708,177   DAILY ASSETS FUND INSTITUTIONAL                                                                           708,177
     708,177   DREYFUS CASH MANAGEMENT FUND                                                                              708,177
     708,177   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           708,177
                                                                                                                       2,832,708
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

MID CAP GROWTH FUND

 PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
------------   -------------                                                       -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 17.78%
$    283,271   ALPINE SECURITIZATION CORPORATION++                                     2.50%         08/14/2008    $     283,015
     283,271   AMSTEL FUNDING CORPORATION++                                            2.73          08/12/2008          283,035
     283,271   AMSTERDAM FUNDING CORPORATION++                                         2.53          08/15/2008          282,992
     108,587   AMSTERDAM FUNDING CORPORATION++                                         2.55          08/04/2008          108,564
     217,174   APRECO LLC++                                                            2.55          08/15/2008          216,959
     406,022   ASPEN FUNDING CORPORATION++                                             2.25          08/01/2008          406,022
     330,483   ASPEN FUNDING CORPORATION++                                             2.55          08/19/2008          330,061
     330,483   ATLANTIC ASSET SECURITIZATION CORPORATION++                             2.48          08/05/2008          330,392
     212,453   ATLANTIC ASSET SECURITIZATION CORPORATION++                             2.48          08/06/2008          212,380
     283,271   ATLANTIS ONE FUNDING CORPORATION++                                      2.50          08/08/2008          283,133
     236,059   BANCO SANTANDER TOTTA LOAN++ +/-                                        2.48          10/15/2008          235,976
     424,906   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                  VALUE $424,933)                                                      2.25          08/01/2008          424,906
   1,303,046   BANK OF IRELAND                                                         2.20          08/01/2008        1,303,046
     698,735   BANK OF IRELAND                                                         2.25          08/01/2008          698,735
     491,003   BANK OF IRELAND                                                         2.30          08/01/2008          491,003
     236,059   BANK OF IRELAND++ +/-                                                   2.67          10/14/2008          236,012
     330,483   BRYANT BANK FUNDING LLC++                                               2.47          08/18/2008          330,097
     209,507   CANCARA ASSET SECURITIZATION LIMITED++                                  2.57          08/13/2008          209,328
     330,483   CHARIOT FUNDING LLC++                                                   2.45          08/21/2008          330,033
     236,059   CHARIOT FUNDING LLC++                                                   2.47          08/01/2008          236,059
     280,804   CHEYNE FINANCE LLC++ +/-####(I)(A)                                      8.89          02/25/2008           38,330
     216,190   CHEYNE FINANCE LLC++ +/-####(I)(A)                                      8.99          05/19/2008           29,510
     783,716   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY
                  VALUE $783,765)                                                      2.27          08/01/2008          783,716
   1,510,778   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                  VALUE $1,510,778)                                                    2.20          08/01/2008        1,510,778
     321,040   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  BY MONEY MARKET SECURITIES (MATURITY VALUE $321,060)                 2.27          08/01/2008          321,040
     283,271   ENTERPRISE FUNDING LLC++                                                2.45          08/06/2008          283,175
     330,483   ENTERPRISE FUNDING LLC++                                                2.47          08/21/2008          330,029
     283,271   ERASMUS CAPITAL CORPORATION                                             2.50          08/06/2008          283,173
      84,037   ERASMUS CAPITAL CORPORATION                                             2.75          08/05/2008           84,011
     330,483   EUREKA SECURITIZATION INCORPORATED++                                    2.56          08/22/2008          329,989
     245,501   FAIRWAY FINANCE CORPORATION++                                           2.55          08/07/2008          245,397
     245,501   FAIRWAY FINANCE CORPORATION++                                           2.55          08/11/2008          245,328
     283,271   FALCON ASSET SECURITIZATION CORPORATION                                 2.47          08/06/2008          283,174
     264,868   FALCON ASSET SECURITIZATION CORPORATION++                               2.48          08/13/2008          264,649
     259,665   FORTIS BANQUE LUXEMBOURG                                                2.55          08/28/2008          259,167
     149,208   GEMINI SECURITIZATION INCORPORATED++                                    2.55          08/14/2008          149,071
     308,576   GEMINI SECURITIZATION INCORPORATED++                                    2.55          08/26/2008          308,030
     219,573   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                  VALUE $219,586)                                                      2.15          08/01/2008          219,573
     245,501   GRAMPIAN FUNDING LIMITED++                                              2.55          08/08/2008          245,380
     283,271   GRAMPIAN FUNDING LIMITED++                                              2.55          08/12/2008          283,050
     917,134   GRYPHON FUNDING LIMITED++ +/-(I)(A)                                     0.00          08/23/2009          391,762
     613,754   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)(A)                     2.54          10/16/2008          613,754
     443,791   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $443,819)                    2.27          08/01/2008          443,791
     944,236   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $944,293)                 2.19          08/01/2008          944,236
     103,866   JUPITER SECURITIZATION CORPORATION++                                    2.25          08/01/2008          103,866
     283,271   JUPITER SECURITIZATION CORPORATION++                                    2.47          08/05/2008          283,193
     188,847   JUPITER SECURITIZATION CORPORATION++                                    2.50          08/04/2008          188,808
     141,635   KITTY HAWK FUNDING CORPORATION++                                        2.47          08/11/2008          141,538
     283,271   LIBERTY STREET FUNDING CORPORATION++                                    2.65          08/18/2008          282,916
     283,271   LIBERTY STREET FUNDING CORPORATION++                                    2.71          08/06/2008          283,164
     472,118   LINKS FINANCE LLC++ +/-                                                 2.26          08/15/2008          471,784
     708,177   MAZARIN FUNDING CORPORATION++ +/-                                       2.26          08/04/2008          708,073
     330,483   MONT BLANC CAPITAL CORPORATION++                                        2.57          08/18/2008          330,082
      43,671   MORGAN STANLEY+/-                                                       2.58          10/15/2008           43,644

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

MID CAP GROWTH FUND

 PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
------------   -------------                                                       -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    557,099   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $557,134)                    2.29%         08/01/2008    $     557,099
     632,638   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $633,150)                 2.24          08/13/2008          632,638
     283,271   NATIONWIDE BUILDING SOCIETY++                                           2.54          08/05/2008          283,191
     472,118   NORTHERN ROCK PLC++ +/-                                                 2.49          10/03/2008          471,224
     166,469   OLD LINE FUNDING CORPORATION++                                          2.48          08/08/2008          166,389
     283,271   OLD LINE FUNDING CORPORATION++                                          2.50          08/25/2008          282,799
     244,557   PALISADES INSURANCE COMPANY                                             2.64          08/20/2008          244,216
     283,271   PALISADES INSURANCE COMPANY                                             2.75          08/01/2008          283,271
      23,606   PALISADES INSURANCE COMPANY                                             3.00          08/01/2008           23,606
     330,483   PARK AVENUE RECEIVABLES CORPORATION++                                   2.45          08/19/2008          330,078
     236,059   PICAROS FUNDING LLC                                                     2.53          08/27/2008          235,628
     330,483   PICAROS FUNDING LLC++                                                   2.54          08/22/2008          329,993
     330,483   RANGER FUNDING CORPORATION++                                            2.45          08/20/2008          330,055
     259,665   REGENCY MARKETS #1 LLC++                                                2.57          08/07/2008          259,554
     283,271   SCALDIS CAPITAL LIMITED++                                               2.57          08/13/2008          283,028
     330,483   SCALDIS CAPITAL LIMITED++                                               2.60          08/26/2008          329,886
     330,483   SHEFFIELD RECEIVABLES CORPORATION++                                     2.45          08/11/2008          330,258
     292,713   STANFIELD VICTORIA FUNDING LLC++ +/-####(I)(A)                          5.88          04/03/2008          234,171
     472,118   STANFIELD VICTORIA FUNDING LLC++ +/-####(I)(A)                          6.10          02/15/2008          377,695
     319,152   SURREY FUNDING CORPORATION++                                            2.70          08/21/2008          318,673
     283,271   SWEDBANK MORTGAGE AB                                                    2.67          08/11/2008          283,061
     283,271   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    2.50          08/01/2008          283,271
     283,271   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    2.55          08/14/2008          283,010
     137,490   THUNDER BAY FUNDING INCORPORATED++                                      2.45          08/18/2008          137,331
     283,271   THUNDER BAY FUNDING INCORPORATED++                                      2.50          08/20/2008          282,897
     283,271   TULIP FUNDING CORPORATION++                                             2.53          08/12/2008          283,052
     236,059   UNICREDITO ITALIANO BANK (IRELAND)++ +/-                                2.49          10/14/2008          236,005
     236,059   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB++ +/-                     2.49          10/08/2008          236,010
     141,635   VARIABLE FUNDING CAPITAL CORPORATION++                                  2.45          08/15/2008          141,501
     165,241   VARIABLE FUNDING CAPITAL CORPORATION++                                  2.47          08/29/2008          164,924
     236,059   VICTORIA FINANCE LLC++ +/-####(I)(A)                                    2.62          08/07/2008          188,847
     406,022   VICTORIA FINANCE LLC++ +/-####(I)(A)                                    2.90          07/28/2008          324,817
     472,118   WHITE PINE FINANCE LLC++ +/-####(I)(A)                                  5.43          02/22/2008          432,932
     283,271   WINDMILL FUNDING CORPORATION++                                          2.50          08/11/2008          283,077
                                                                                                                      28,823,116
                                                                                                                   -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $32,040,096)                                                            31,655,824
                                                                                                                   -------------

   SHARES
-----------
RIGHTS: 0.00%
      31,200   SEAGATE TECHNOLOGY RIGHTS+(I)(A)                                                                                0
  TOTAL RIGHTS (COST $0)                                                                                                       0
                                                                                                                   -------------
SHORT-TERM INVESTMENTS: 5.41%
   8,759,731   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            8,759,731
                                                                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS (COST $8,759,731)                                                                         8,759,731
                                                                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $202,106,312)*                                                                  119.98%                      $ 194,440,896
OTHER ASSETS AND LIABILITIES, NET                                                     (19.98)                        (32,380,733)
                                                                                      ------                       -------------
TOTAL NET ASSETS                                                                      100.00%                      $ 162,060,163
                                                                                      ======                       =============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

MID CAP GROWTH FUND

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(I)  ILLIQUID SECURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,759,731.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                   PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL CAP GROWTH FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       -------------
COMMON STOCKS: 99.61%
AMUSEMENT & RECREATION SERVICES: 1.49%
     254,400   WMS INDUSTRIES INCORPORATED+<<                                                                      $   7,168,992
                                                                                                                   -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 2.14%
     388,242   WRIGHT EXPRESS CORPORATION+<<                                                                          10,307,825
                                                                                                                   -------------
BUSINESS SERVICES: 22.19%
     140,790   BANKRATE INCORPORATED+<<                                                                                4,427,846
     173,245   DEALERTRACK HOLDINGS INCORPORATED+<<                                                                    2,699,157
      88,300   DIGITAL RIVER INCORPORATED+<<                                                                           3,522,287
     158,700   FORRESTER RESEARCH INCORPORATED+<<                                                                      5,348,190
     291,335   GARTNER INCORPORATED+<<                                                                                 7,096,921
     616,981   GLOBAL CASH ACCESS INCORPORATED+                                                                        3,695,716
     357,900   INTERNAP NETWORK SERVICES+<<                                                                            1,646,340
     876,600   LAWSON SOFTWARE INCORPORATED+<<                                                                         7,109,226
     550,081   MARCHEX INCORPORATED CLASS B                                                                            6,391,941
     191,300   OMNITURE INCORPORATED+<<                                                                                3,319,055
     920,805   ON ASSIGNMENT INCORPORATED+<<                                                                           7,854,467
      40,030   RSC HOLDINGS INCORPORATED+<<                                                                              381,486
     418,200   SAPIENT CORPORATION+                                                                                    2,701,572
     976,458   SECURE COMPUTING CORPORATION+                                                                           3,837,480
     242,051   SI INTERNATIONAL INCORPORATED+                                                                          4,424,692
   1,673,065   SKILLSOFT PLC ADR+                                                                                     17,148,916
     670,447   SYKES ENTERPRISES INCORPORATED+<<                                                                      11,840,094
     300,449   SYNCHRONOSS TECHNOLOGIES INCORPORATED+<<                                                                3,521,262
     341,836   TELETECH HOLDINGS INCORPORATED+                                                                         4,648,970
     371,209   THE KNOT INCORPORATED+<<                                                                                3,251,791
     170,567   VALUECLICK INCORPORATED+                                                                                2,029,747
                                                                                                                     106,897,156
                                                                                                                   -------------
CHEMICALS & ALLIED PRODUCTS: 3.29%
     103,250   INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                           3,480,558
     184,200   NOVEN PHARMACEUTICALS INCORPORATED+                                                                     2,287,764
     539,493   SCIELE PHARMA INCORPORATED+<<                                                                          10,061,544
                                                                                                                      15,829,866
                                                                                                                   -------------
COMMUNICATIONS: 4.77%
     255,200   CBEYOND INCORPORATED+<<                                                                                 4,384,336
     670,300   CENTENNIAL COMMUNICATIONS CORPORATION+                                                                  5,389,212
     248,300   LIVE NATION INCORPORATED+<<                                                                             3,133,546
     273,998   LODGENET ENTERTAINMENT CORPORATION+<<                                                                     953,513
     402,227   NOVATEL WIRELESS INCORPORATED+                                                                          3,760,822
     909,400   PAETEC HOLDING CORPORATION+<<                                                                           5,356,366
                                                                                                                      22,977,795
                                                                                                                   -------------
DEPOSITORY INSTITUTIONS: 0.09%
      56,900   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                          445,527
                                                                                                                   -------------
E-COMMERCE/SERVICES: 2.19%
     693,100   GSI COMMERCE INCORPORATED+<<                                                                           10,562,844
                                                                                                                   -------------
EATING & DRINKING PLACES: 1.08%
     122,300   JACK IN THE BOX INCORPORATED+<<                                                                         2,639,234
     274,600   TEXAS ROADHOUSE INCORPORATED CLASS A+<<                                                                 2,548,288
                                                                                                                       5,187,522
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                   PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL CAP GROWTH FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 12.28%
      89,500   ACUITY BRANDS INCORPORATED                                                                          $   3,656,970
      60,900   GREATBATCH INCORPORATED+                                                                                1,246,014
     629,705   INFORMATION SERVICES GROUP INCORPORATED+<<                                                              2,682,543
     373,614   MICROSEMI CORPORATION+                                                                                  9,699,019
   1,291,450   PMC-SIERRA INCORPORATED+<<                                                                              9,350,098
     137,828   POLYPORE INTERNATIONAL INCORPORATED+                                                                    3,604,202
     187,781   POWER INTEGRATIONS INCORPORATED+<<                                                                      5,130,177
      94,900   REGAL-BELOIT CORPORATION<<                                                                              3,962,075
      74,000   SILICON LABORATORIES INCORPORATED+                                                                      2,420,540
     345,090   SOLERA HOLDINGS INCORPORATED+                                                                          10,004,159
      88,009   SYNAPTICS INCORPORATED+<<                                                                               4,243,794
     233,929   UNIVERSAL DISPLAY CORPORATION+<<                                                                        3,162,720
                                                                                                                      59,162,311
                                                                                                                   -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 6.42%
     177,888   ADVISORY BOARD COMPANY+                                                                                 6,822,005
      43,100   IHS INCORPORATED+                                                                                       2,682,113
     626,672   RESOURCES CONNECTION INCORPORATED+<<                                                                   14,501,190
     119,600   WATSON WYATT & COMPANY HOLDINGS                                                                         6,929,624
                                                                                                                      30,934,932
                                                                                                                   -------------
FINANCIAL INSTITUTIONS: 0.87%
     217,500   DOLLAR FINANCIAL CORPORATION+<<                                                                         4,206,450
                                                                                                                   -------------
FOOD & KINDRED PRODUCTS: 0.43%
     409,620   SENOMYX INCORPORATED+                                                                                   2,076,773
                                                                                                                   -------------
HEALTH SERVICES: 2.02%
      55,910   CARDIONET INCORPORATED                                                                                  1,540,880
     339,548   INVENTIV HEALTH INCORPORATED+<<                                                                         8,203,480
                                                                                                                       9,744,360
                                                                                                                   -------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.58%
     279,200   HHGREGG INCORPORATED+<<                                                                                 2,794,792
                                                                                                                   -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.76%
     887,900   GREAT WOLF RESORTS INCORPORATED+<<                                                                      3,649,269
                                                                                                                   -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.62%
     272,190   ACTUANT CORPORATION CLASS A<<                                                                           8,290,907
     214,884   GARDNER DENVER INCORPORATED+                                                                            9,798,710
      88,100   KAYDON CORPORATION<<                                                                                    4,177,702
                                                                                                                      22,267,319
                                                                                                                   -------------
INSURANCE CARRIERS: 2.22%
     192,400   FIRST MERCURY FINANCIAL CORPORATION+                                                                    3,078,400
      60,337   THE NAVIGATORS GROUP INCORPORATED+                                                                      2,869,628
     208,950   TOWER GROUP INCORPORATED<<                                                                              4,759,881
                                                                                                                      10,707,909
                                                                                                                   -------------
LEGAL SERVICES: 1.47%
      99,581   FTI CONSULTING INCORPORATED+                                                                            7,086,184
                                                                                                                   -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 10.98%
     293,700   BRUKER BIOSCIENCES CORPORATION+                                                                         4,058,934
     217,826   CELERA CORPORATION+                                                                                     2,973,325

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                   PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL CAP GROWTH FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
      82,400   ESTERLINE TECHNOLOGIES CORPORATION+                                                                 $   4,019,472
     433,000   EV3 INCORPORATED+<<                                                                                     4,178,450
     811,480   IXIA+<<                                                                                                 7,108,565
     288,055   SENORX INCORPORATED+                                                                                    2,079,757
     281,500   SIRONA DENTAL SYSTEMS INCORPORATED+<<                                                                   6,986,830
     209,393   SONOSITE INCORPORATED+<<                                                                                6,859,715
     471,455   SPECTRANETICS CORPORATION+                                                                              4,219,522
     353,867   SYMMETRY MEDICAL INCORPORATED+                                                                          5,913,118
      90,870   VARIAN INCORPORATED+                                                                                    4,488,978
                                                                                                                      52,886,666
                                                                                                                   -------------
MEDICAL PRODUCTS: 1.22%
     389,110   VOLCANO CORPORATION+                                                                                    5,902,799
                                                                                                                   -------------
METAL FABRICATE, HARDWARE: 0.72%
      65,800   CHART INDUSTRIES INCORPORATED+                                                                          3,482,136
                                                                                                                   -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.48%
     479,912   SHUFFLE MASTER INCORPORATED+                                                                            2,317,975
                                                                                                                   -------------
MOTION PICTURES: 1.92%
     351,460   CINEMARK HOLDINGS INCORPORATED<<                                                                        5,152,404
     320,800   NATIONAL CINEMEDIA INCORPORATED                                                                         4,103,032
                                                                                                                       9,255,436
                                                                                                                   -------------
OIL & GAS EXTRACTION: 2.46%
     173,400   BRIGHAM EXPLORATION COMPANY+                                                                            2,427,600
     159,700   CONCHO RESOURCES INCORPORATED+                                                                          5,230,175
      41,300   GOODRICH PETROLEUM CORPORATION+<<                                                                       1,893,605
     136,700   VENOCO INCORPORATED+                                                                                    2,296,560
                                                                                                                      11,847,940
                                                                                                                   -------------
PRIMARY METAL INDUSTRIES: 0.67%
      87,000    BELDEN CDT INCORPORATED<<                                                                              3,212,040
                                                                                                                   -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 6.12%
     653,331   INNERWORKINGS INCORPORATED+<<                                                                           7,617,839
     507,118   SHUTTERFLY INCORPORATED+<<                                                                              4,629,987
     668,169   VISTAPRINT LIMITED+<<                                                                                  17,218,715
                                                                                                                      29,466,541
                                                                                                                   -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.60%
     219,824   EVERCORE PARTNERS INCORPORATED CLASS A<<                                                                2,870,901
     153,125   FCSTONE GROUP INCORPORATED+<<                                                                           2,949,188
     188,500   GFI GROUP INCORPORATED<<                                                                                1,901,965
                                                                                                                       7,722,054
                                                                                                                   -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.68%
     188,900   APOGEE ENTERPRISES INCORPORATED                                                                         3,264,192
                                                                                                                   -------------
TEXTILE MILL PRODUCTS: 0.66%
     270,000   INTERFACE INCORPORATED                                                                                  3,199,500
                                                                                                                   -------------
TRANSPORTATION BY AIR: 0.61%
      65,200   BRISTOW GROUP INCORPORATED+<<                                                                           2,933,348
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                   PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL CAP GROWTH FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       -------------
TRANSPORTATION EQUIPMENT: 1.05%
     117,700   POLARIS INDUSTRIES INCORPORATED<<                                                                   $   5,037,560
                                                                                                                   -------------
TRANSPORTATION SERVICES: 1.18%
      83,600   HUB GROUP INCORPORATED CLASS A+<<                                                                       3,248,696
     416,373   ORBITZ WORLDWIDE INCORPORATED+<<                                                                        2,444,110
                                                                                                                       5,692,806
                                                                                                                   -------------
WHOLESALE TRADE-DURABLE GOODS: 0.35%
     108,152   INTERLINE BRANDS INCORPORATED+                                                                          1,707,720
                                                                                                                   -------------
TOTAL COMMON STOCKS (COST $537,752,825)                                                                              479,936,539
                                                                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 37.77%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.38%
   4,071,167   BLACKROCKTEMP B #24 MONEY MARKET FUND                                                                   4,071,167
   4,071,167   DAILY ASSETS FUND INSTITUTIONAL                                                                         4,071,167
   4,071,167   DREYFUS CASH MANAGEMENT FUND                                                                            4,071,167
   4,071,167   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                         4,071,167
                                                                                                                      16,284,668
                                                                                                                   -------------

  PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
------------                                                                       -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 34.39%
$  1,628,467   ALPINE SECURITIZATION CORPORATION++                                     2.50%         08/14/2008        1,626,997
   1,628,467   AMSTEL FUNDING CORPORATION++                                            2.73          08/12/2008        1,627,109
   1,628,467   AMSTERDAM FUNDING CORPORATION++                                         2.53          08/15/2008        1,626,865
     624,246   AMSTERDAM FUNDING CORPORATION++                                         2.55          08/04/2008          624,113
   1,248,491   APRECO LLC++                                                            2.55          08/15/2008        1,247,253
   2,334,136   ASPEN FUNDING CORPORATION++                                             2.25          08/01/2008        2,334,136
   1,899,878   ASPEN FUNDING CORPORATION++                                             2.55          08/19/2008        1,897,456
   1,899,878   ATLANTIC ASSET SECURITIZATION CORPORATION++                             2.48          08/05/2008        1,899,355
   1,221,350   ATLANTIC ASSET SECURITIZATION CORPORATION++                             2.48          08/06/2008        1,220,930
   1,628,467   ATLANTIS ONE FUNDING CORPORATION++                                      2.50          08/08/2008        1,627,675
   1,357,056   BANCO SANTANDER TOTTA LOAN++ +/-                                        2.48          10/15/2008        1,356,579
   2,442,700   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,442,853)               2.25          08/01/2008        2,442,700
   7,490,948   BANK OF IRELAND                                                         2.20          08/01/2008        7,490,948
   4,016,885   BANK OF IRELAND                                                         2.25          08/01/2008        4,016,885
   2,822,676   BANK OF IRELAND                                                         2.30          08/01/2008        2,822,676
   1,357,056   BANK OF IRELAND++ +/-                                                   2.67          10/14/2008        1,356,787
   1,899,878   BRYANT BANK FUNDING LLC++                                               2.47          08/18/2008        1,897,662
   1,204,414   CANCARA ASSET SECURITIZATION LIMITED++                                  2.57          08/13/2008        1,203,382
   1,899,878   CHARIOT FUNDING LLC++                                                   2.45          08/21/2008        1,897,292
   1,357,056   CHARIOT FUNDING LLC++                                                   2.47          08/01/2008        1,357,056
   1,614,285   CHEYNE FINANCE LLC++ +/-####(I)(A)                                      8.89          02/25/2008          220,350
   1,242,835   CHEYNE FINANCE LLC++ +/-####(I)(A)                                      8.99          05/19/2008          169,647
   4,505,425   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY VALUE
                  $4,505,709)                                                          2.27          08/01/2008        4,505,425
   8,685,157   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $8,685,688)                                                          2.20          08/01/2008        8,685,157
   1,845,596   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                  MARKET SECURITIES (MATURITY VALUE $1,845,712)                        2.27          08/01/2008        1,845,596
   1,628,467   ENTERPRISE FUNDING LLC++                                                2.45          08/06/2008        1,627,913
   1,899,878   ENTERPRISE FUNDING LLC++                                                2.47          08/21/2008        1,897,271
   1,628,467   ERASMUS CAPITAL CORPORATION                                             2.50          08/06/2008        1,627,901
     483,112   ERASMUS CAPITAL CORPORATION                                             2.75          08/05/2008          482,964
   1,899,878   EUREKA SECURITIZATION INCORPORATED++                                    2.56          08/22/2008        1,897,041

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                   PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL CAP GROWTH FUND

  PRINCIPAL    SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
------------   -------------                                                       -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,411,338   FAIRWAY FINANCE CORPORATION++                                           2.55%         08/07/2008    $   1,410,738
   1,411,338   FAIRWAY FINANCE CORPORATION++                                           2.55          08/11/2008        1,410,338
   1,628,467   FALCON ASSET SECURITIZATION CORPORATION                                 2.47          08/06/2008        1,627,908
   1,522,671   FALCON ASSET SECURITIZATION CORPORATION++                               2.48          08/13/2008        1,521,412
   1,492,761   FORTIS BANQUE LUXEMBOURG                                                2.55          08/28/2008        1,489,901
     857,768   GEMINI SECURITIZATION INCORPORATED++                                    2.55          08/14/2008          856,978
   1,773,943   GEMINI SECURITIZATION INCORPORATED++                                    2.55          08/26/2008        1,770,802
   1,262,279   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $1,262,354)                                                          2.15          08/01/2008        1,262,279
   1,411,338   GRAMPIAN FUNDING LIMITED++                                              2.55          08/08/2008        1,410,638
   1,628,467   GRAMPIAN FUNDING LIMITED++                                              2.55          08/12/2008        1,627,198
   5,272,414   GRYPHON FUNDING LIMITED++ +/- (I)(A)                                    0.00          08/23/2009        2,252,158
   3,528,345   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)(A)                     2.54          10/16/2008        3,528,345
   2,551,265   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $2,551,426)                  2.27          08/01/2008        2,551,265
   5,428,223   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $5,428,553)               2.19          08/01/2008        5,428,223
     597,105   JUPITER SECURITIZATION CORPORATION++                                    2.25          08/01/2008          597,105
   1,628,467   JUPITER SECURITIZATION CORPORATION++                                    2.47          08/05/2008        1,628,020
   1,085,645   JUPITER SECURITIZATION CORPORATION++                                    2.50          08/04/2008        1,085,418
     814,233   KITTY HAWK FUNDING CORPORATION++                                        2.47          08/11/2008          813,675
   1,628,467   LIBERTY STREET FUNDING CORPORATION++                                    2.65          08/18/2008        1,626,429
   1,628,467   LIBERTY STREET FUNDING CORPORATION++                                    2.71          08/06/2008        1,627,854
   2,714,112   LINKS FINANCE LLC++ +/-                                                 2.26          08/15/2008        2,712,193
   4,071,167   MAZARIN FUNDING CORPORATION++ +/-                                       2.26          08/04/2008        4,070,568
   1,899,878   MONT BLANC CAPITAL CORPORATION++                                        2.57          08/18/2008        1,897,572
     251,055   MORGAN STANLEY+/-                                                       2.58          10/15/2008          250,903
   3,202,652   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $3,202,856)                  2.29          08/01/2008        3,202,652
   3,636,909   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,639,851)               2.24          08/13/2008        3,636,909
   1,628,467   NATIONWIDE BUILDING SOCIETY++                                           2.54          08/05/2008        1,628,007
   2,714,112   NORTHERN ROCK PLC++ +/-                                                 2.49          10/03/2008        2,708,974
     956,996   OLD LINE FUNDING CORPORATION++                                          2.48          08/08/2008          956,534
   1,628,467   OLD LINE FUNDING CORPORATION++                                          2.50          08/25/2008        1,625,753
   1,405,910   PALISADES INSURANCE COMPANY                                             2.64          08/20/2008        1,403,951
   1,628,467   PALISADES INSURANCE COMPANY                                             2.75          08/01/2008        1,628,467
     135,706   PALISADES INSURANCE COMPANY                                             3.00          08/01/2008          135,706
   1,899,878   PARK AVENUE RECEIVABLES CORPORATION++                                   2.45          08/19/2008        1,897,551
   1,357,056   PICAROS FUNDING LLC                                                     2.53          08/27/2008        1,354,576
   1,899,878   PICAROS FUNDING LLC++                                                   2.54          08/22/2008        1,897,063
   1,899,878   RANGER FUNDING CORPORATION++                                            2.45          08/20/2008        1,897,421
   1,492,761   REGENCY MARKETS #1 LLC++                                                2.57          08/07/2008        1,492,122
   1,628,467   SCALDIS CAPITAL LIMITED++                                               2.57          08/13/2008        1,627,072
   1,899,878   SCALDIS CAPITAL LIMITED++                                               2.60          08/26/2008        1,896,448
   1,899,878   SHEFFIELD RECEIVABLES CORPORATION++                                     2.45          08/11/2008        1,898,585
   1,682,749   STANFIELD VICTORIA FUNDING LLC++ +/-####(I)(A)                          5.88          04/03/2008        1,346,199
   2,714,112   STANFIELD VICTORIA FUNDING LLC++ +/-####(I)(A)                          6.10          02/15/2008        2,171,289
   1,834,739   SURREY FUNDING CORPORATION++                                            2.70          08/21/2008        1,831,987
   1,628,467   SWEDBANK MORTGAGE AB                                                    2.67          08/11/2008        1,627,259
   1,628,467   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    2.50          08/01/2008        1,628,467
   1,628,467   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    2.55          08/14/2008        1,626,967
     790,404   THUNDER BAY FUNDING INCORPORATED++                                      2.45          08/18/2008          789,489
   1,628,467   THUNDER BAY FUNDING INCORPORATED++                                      2.50          08/20/2008        1,626,318
   1,628,467   TULIP FUNDING CORPORATION++                                             2.53          08/12/2008        1,627,208
   1,357,056   UNICREDITO ITALIANO BANK (IRELAND)++ +/-                                2.49          10/14/2008        1,356,744
   1,357,056   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB++ +/-                     2.49          10/08/2008        1,356,771
     814,233   VARIABLE FUNDING CAPITAL CORPORATION++                                  2.45          08/15/2008          813,458
     949,939   VARIABLE FUNDING CAPITAL CORPORATION++                                  2.47          08/29/2008          948,114
   1,357,056   VICTORIA FINANCE LLC++ +/-####(I)(A)                                    2.62          08/07/2008        1,085,645
   2,334,136   VICTORIA FINANCE LLC++ +/-####(I)(A)                                    2.90          07/28/2008        1,867,309
   2,714,112   WHITE PINE FINANCE LLC++ +/-####(I)(A)                                  5.43          02/22/2008        2,488,840

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                   PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL CAP GROWTH FUND


  PRINCIPAL    SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
------------   -------------                                                       -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,628,467    WINDMILL FUNDING CORPORATION++                                         2.50%         08/11/2008    $   1,627,336
                                                                                                                     165,698,232
                                                                                                                   -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $182,989,881)                                                          181,982,900
                                                                                                                   -------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 1.57%
   7,534,782   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            7,534,782
                                                                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,534,782)                                                                         7,534,782
                                                                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $728,277,488)*                                                                 138.95%                       $ 669,454,221
OTHER ASSETS AND LIABILITIES, NET                                                    (38.95)                        (187,650,727)
                                                                                     ------                        -------------
TOTAL NET ASSETS                                                                     100.00%                       $ 481,803,494
                                                                                     ------                        -------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(I)  ILLIQUID SECURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,534,782.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

   SHARES      SECURITY NAME                                                                                            VALUE
------------   -------------                                                                                       --------------
COMMON STOCKS: 88.65%
APPAREL & ACCESSORY STORES: 1.34%
     437,400   CASUAL MALE RETAIL GROUP INCORPORATED<<+                                                            $    1,775,844
     220,600   CHILDREN'S PLACE RETAIL STORES INCORPORATED<<+                                                           8,393,830
                                                                                                                       10,169,674
                                                                                                                   --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.59%
     207,200   STANDARD PARKING CORPORATION+                                                                            4,467,232
                                                                                                                   --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.51%
     841,400   CENTRAL GARDEN & PET COMPANY<<+                                                                          3,887,268
                                                                                                                    -------------
BUSINESS SERVICES: 12.38%
     492,500   ASPEN TECHNOLOGY INCORPORATED+                                                                           6,550,250
      78,600   CONSTANT CONTACT INCORPORATED<<+                                                                         1,400,652
     283,000   F5 NETWORKS INCORPORATED+                                                                                8,249,450
     341,900   GARTNER INCORPORATED<<+                                                                                  8,328,684
     267,250   H&E EQUIPMENT SERVICES INCORPORATED<<+                                                                   3,402,093
     145,600   HMS HOLDINGS CORPORATION+                                                                                3,622,528
     130,200   HURON CONSULTING GROUP INCORPORATED<<+                                                                   6,791,232
     382,400   INFORMATICA CORPORATION+                                                                                 6,191,056
     655,800   INTERNAP NETWORK SERVICES<<+                                                                             3,016,680
     495,900   INTERWOVEN INCORPORATED+                                                                                 6,982,272
     433,500   ONLINE RESOURCES CORPORATION+                                                                            2,965,140
     307,800   PARAMETRIC TECHNOLOGY CORPORATION+                                                                       5,962,086
      28,300   QUALITY SYSTEMS INCORPORATED<<                                                                             929,655
     119,100   RENT-A-CENTER INCORPORATED+                                                                              2,524,920
     286,700   RIGHTNOW TECHNOLOGIES INCORPORATED<<+                                                                    4,613,003
     683,300   SONICWALL INCORPORATED<<+                                                                                3,990,472
     451,100   THQ INCORPORATED<<+                                                                                      6,847,698
     961,600   VALUECLICK INCORPORATED+                                                                                11,443,040
                                                                                                                       93,810,911
                                                                                                                   --------------
CASINO & GAMING: 0.44%
     293,600   PINNACLE ENTERTAINMENT INCORPORATED<<+                                                                   3,317,680
                                                                                                                   --------------
CHEMICALS & ALLIED PRODUCTS: 4.08%
     342,500   CABOT CORPORATION<<                                                                                      9,189,275
     107,500   IMMUCOR INCORPORATED+                                                                                    3,238,975
     640,600   K-V PHARMACEUTICAL COMPANY CLASS A<<+                                                                   13,125,894
     152,000   PERRIGO COMPANY                                                                                          5,354,960
                                                                                                                       30,909,104
                                                                                                                   --------------
COMMUNICATIONS: 3.71%
     219,500   CBEYOND INCORPORATED<<+                                                                                  3,771,010
     355,400   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED<<+                                                           5,672,184
     155,200   CONSOLIDATED COMMUNICATIONS ILLINOIS HOLDINGS INCORPORATED<<                                             2,166,592
     233,900   GEOEYE INCORPORATED<<+                                                                                   5,063,935
     193,000   KNOLOGY INCORPORATED<<+                                                                                  2,014,920
     382,000   PAETEC HOLDING CORPORATION+                                                                              2,249,980
     339,700   SYNIVERSE HOLDINGS INCORPORATED<<+                                                                       5,503,140
     105,600   TW TELECOM INCORPORATED<<+                                                                               1,687,488
                                                                                                                       28,129,249
                                                                                                                   --------------
COMMUNICATIONS EQUIPMENT: 0.47%
      80,200   COMMSCOPE INCORPORATED+                                                                                  3,576,118
                                                                                                                    -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

   SHARES      SECURITY NAME                                                                                            VALUE
------------   -------------                                                                                       --------------
DEPOSITORY INSTITUTIONS: 5.14%
      80,900   BANK OF HAWAII CORPORATION                                                                          $    4,076,551
      81,100   BERKSHIRE HILLS BANCORP INCORPORATED                                                                     2,149,150
      81,397   CULLEN FROST BANKERS INCORPORATED                                                                        4,292,878
     320,010   CVB FINANCIAL CORPORATION<<                                                                              3,622,513
     542,900   EURONET WORLDWIDE INCORPORATED<<+                                                                        8,686,400
     144,700   SVB FINANCIAL GROUP<<+                                                                                   8,333,273
     149,500   WESTAMERICA BANCORPORATION                                                                               7,774,000
                                                                                                                       38,934,765
                                                                                                                   --------------
EATING & DRINKING PLACES: 0.49%
     245,500   SONIC CORPORATION<<+                                                                                     3,704,595
                                                                                                                   --------------
ELECTRIC, GAS & SANITARY SERVICES: 4.70%
      91,600   CLEAN HARBORS INCORPORATED+                                                                              7,148,464
     211,100   NORTHWESTERN CORPORATION                                                                                 5,228,947
      63,400   ORMAT TECHNOLOGIES INCORPORATED<<                                                                        3,044,468
     164,200   PORTLAND GENERAL ELECTRIC COMPANY                                                                        3,857,058
      96,400   UIL HOLDINGS CORPORATION                                                                                 3,015,392
     119,400   UNISOURCE ENERGY CORPORATION                                                                             3,647,670
     265,350   WASTE CONNECTIONS INCORPORATED<<+                                                                        9,656,087
                                                                                                                       35,598,086
                                                                                                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 5.09%
     522,300   ANADIGICS INCORPORATED<<+                                                                                3,118,131
     155,400   HARMONIC INCORPORATED+                                                                                   1,210,566
      44,600   MEMSIC INCORPORATED<<+                                                                                     136,030
     157,800   MICROSEMI CORPORATION+                                                                                   4,096,488
     650,500   QLOGIC CORPORATION<<+                                                                                   12,255,420
     356,700   SEMTECH CORPORATION<<+                                                                                   5,197,119
      69,300   STANDARD MICROSYSTEMS CORPORATION<<+                                                                     1,837,836
     652,500   VISHAY INTERTECHNOLOGY INCORPORATED+                                                                     5,852,925
     293,900   VOLTERRA SEMICONDUCTOR CORPORATION<<+                                                                    4,819,960
                                                                                                                       38,524,475
                                                                                                                   --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.44%
     563,400   LEXICON GENETICS INCORPORATED<<+                                                                         1,385,964
     155,900   LUMINEX CORPORATION<<+                                                                                   3,429,800
     104,800   WATSON WYATT & COMPANY HOLDINGS                                                                          6,072,112
                                                                                                                       10,887,876
                                                                                                                   --------------
FOOD & KINDRED PRODUCTS: 1.29%
      36,100   BOSTON BEER COMPANY INCORPORATED+                                                                        1,634,969
     112,200   DIAMOND FOODS INCORPORATED                                                                               2,728,704
     282,800   UNITED NATURAL FOODS INCORPORATED<<+                                                                     5,435,416
                                                                                                                        9,799,089
                                                                                                                   --------------
HEALTH SERVICES: 2.87%
     258,800   AMSURG CORPORATION+                                                                                      6,935,840
     102,900   ATHENAHEALTH INCORPORATED<<+                                                                             3,107,580
      61,400   PSYCHIATRIC SOLUTIONS INCORPORATED<<+                                                                    2,150,228
     383,800   SKILLED HEALTHCARE GROUP INCORPORATED+                                                                   5,607,318
     274,800   SUN HEALTHCARE GROUP INCORPORATED+                                                                       3,926,892
                                                                                                                       21,727,858
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

   SHARES      SECURITY NAME                                                                                            VALUE
------------   -------------                                                                                       --------------
HOLDING & OTHER INVESTMENT OFFICES: 2.56%

     294,950   ANNALY MORTGAGE MANAGEMENT INCORPORATED<<                                                           $    4,444,897
     151,100   DIGITAL REALITY TRUST INCORPORATED<<                                                                     6,483,701
     223,600   INVESTORS REAL ESTATE TRUST<<                                                                            2,347,800
     248,800   MFA MORTGAGE INVESTMENTS INCORPORATED                                                                    1,604,760
     212,000   NATIONAL RETAIL PROPERTIES INCORPORATED                                                                  4,481,680
                                                                                                                       19,362,838
                                                                                                                   --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.54%
     263,400   HOME INNS & HOTELS MANAGEMENT ADR<<+                                                                     4,119,576
                                                                                                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.39%
     208,200   ACTUANT CORPORATION CLASS A<<                                                                            6,341,772
     284,900   DRESSER-RAND GROUP INCORPORATED+                                                                        10,854,690
     978,900   EMULEX CORPORATION<<+                                                                                   11,032,203
     185,900   FLOTEK INDUSTRIES INCORPORATED<<+                                                                        3,416,842
     163,000   IDEX CORPORATION                                                                                         6,166,290
     161,200   INTERMEC INCORPORATED+                                                                                   3,033,784
     520,700   SCIENTIFIC GAMES CORPORATION CLASS A<<+                                                                 15,798,038
     213,329   SHAW INDUSTRIES LIMITED CLASS A                                                                          6,904,364
                                                                                                                       63,547,983
                                                                                                                   --------------
INSURANCE CARRIERS: 4.09%
     237,092   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                               8,070,612
     660,400   CONSECO INCORPORATED+                                                                                    5,534,152
     350,300   REINSURANCE GROUP OF AMERICA INCORPORATED                                                               17,409,910
                                                                                                                       31,014,674
                                                                                                                   --------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.54%
     486,500   GEO GROUP INCORPORATED<<+                                                                               11,695,460
                                                                                                                   --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 6.97%

     176,500   ADVANCED MEDICAL OPTICS INCORPORATED<<+                                                                  3,064,040
     446,900   BRUKER BIOSCIENCES CORPORATION<<+                                                                        6,176,158
     285,800   CEPHEID INCORPORATED<<+                                                                                  4,892,896
     334,200   COOPER COMPANIES INCORPORATED<<                                                                         11,262,540
      82,200   ESCO TECHNOLOGIES INCORPORATED<<+                                                                        3,382,530
     422,500   FEI COMPANY<<+                                                                                          10,668,125
     106,900   HAEMONETICS CORPORATION+                                                                                 6,206,614
      71,700   ROFIN-SINAR TECHNOLOGIES INCORPORATED+                                                                   2,427,762
     292,200   VEECO INSTRUMENTS INCORPORATED<<+                                                                        4,757,016

                                                                                                                       52,837,681
                                                                                                                   --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.43%
     645,200   PSS WORLD MEDICAL INCORPORATED<<+                                                                       10,813,552
                                                                                                                   --------------
MEDICAL PRODUCTS: 0.33%
     166,600   VOLCANO CORPORATION+                                                                                     2,527,322
                                                                                                                   --------------
METAL MINING: 1.14%
     155,700   PAN AMERICAN SILVER CORPORATION<<+                                                                       4,818,915
     309,278   YAMANA GOLD INCORPORATED                                                                                 3,825,763
                                                                                                                        8,644,678
                                                                                                                   --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.37%
     265,800   CENTRAL GARDEN & PET COMPANY CLASS A+                                                                    1,111,044

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

   SHARES      SECURITY NAME                                                                                            VALUE
------------   -------------                                                                                       --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)

     355,800   SHUFFLE MASTER INCORPORATED+                                                                        $    1,718,514
                                                                                                                        2,829,558
                                                                                                                   --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.73%
     347,829   APOLLO INVESTMENT CORPORATION<<                                                                          5,540,916
                                                                                                                   --------------
OIL & GAS EXPLORATION: 0.42%
     193,200    PARALLEL PETROLEUM CORPORATION<<+                                                                       3,164,616
                                                                                                                   --------------
OIL & GAS EXTRACTION: 3.62%
     660,321   GALLEON ENERGY INCORPORATED A+                                                                          10,543,726
      14,300   GOODRICH PETROLEUM CORPORATION+                                                                            655,655
     168,600   RPC INCORPORATED<<                                                                                       2,898,234
     313,800   ST. MARY LAND & EXPLORATION COMPANY                                                                     13,355,328
                                                                                                                       27,452,943
                                                                                                                   --------------
PERSONAL SERVICES: 0.63%
     171,500   REGIS CORPORATION                                                                                        4,800,285
                                                                                                                   --------------
PRIMARY METAL INDUSTRIES: 1.79%
     163,700   BELDEN CDT INCORPORATED<<                                                                                6,043,804
     314,000   BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                 7,514,020
                                                                                                                       13,557,824
                                                                                                                   --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.15%
     214,300   AH BELO CORPORATION                                                                                      1,157,220
                                                                                                                   --------------
RAILROAD TRANSPORTATION: 0.68%
      93,700   KANSAS CITY SOUTHERN<<+                                                                                  5,153,500
                                                                                                                   --------------
REAL ESTATE: 0.31%
     302,400   CHIMERA INVESTMENT CORPORATION<<                                                                         2,325,456
                                                                                                                   --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.61%
      92,711   HEALTH CARE REIT INCORPORATED                                                                            4,623,498
                                                                                                                   --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.90%
     148,900   WEST PHARMACEUTICAL SERVICES INCORPORATED                                                                6,837,488
                                                                                                                   --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.36%
      90,200   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                                2,682,548
                                                                                                                   --------------
SOFTWARE: 0.30%
      39,900   MANTECH INTERNATIONAL CORPORATION CLASS A<<+                                                             2,228,016
                                                                                                                   --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.29%
     178,100   CARBO CERAMICS INCORPORATED                                                                              9,745,632
                                                                                                                   --------------
TEXTILE MILL PRODUCTS: 0.68%
     112,800   ALBANY INTERNATIONAL CORPORATION CLASS A                                                                 3,237,360
     159,900   INTERFACE INCORPORATED                                                                                   1,894,815
                                                                                                                        5,132,175
                                                                                                                   --------------
TRANSPORTATION BY AIR: 0.22%
      57,000   AIR METHODS CORPORATION+                                                                                 1,634,190
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

   SHARES      SECURITY NAME                                                                                            VALUE
------------   -------------                                                                                       --------------
TRANSPORTATION SERVICES: 0.87%
     424,500   AMBASSADORS GROUP INCORPORATED<<                                                                    $    6,600,975
                                                                                                                   --------------
WATER TRANSPORTATION: 0.91%
     175,500   HORIZON LINES INCORPORATED<<                                                                             2,070,900
     203,700   SEASPAN CORPORATION<<                                                                                    4,843,986
                                                                                                                        6,914,886
                                                                                                                   --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.16%
     153,300   AIRGAS INCORPORATED                                                                                      8,781,022
                                                                                                                   --------------
WHOLESALE TRADE-DURABLE GOODS: 1.12%
     414,600   LKQ CORPORATION+                                                                                         8,499,300
                                                                                                                   --------------
TOTAL COMMON STOCKS (COST $670,761,182)                                                                               671,669,792
                                                                                                                   --------------
INVESTMENT COMPANIES: 1.56%
     166,100   ISHARES RUSSELL 2000 INDEX FUND<<                                                                       11,779,812

TOTAL INVESTMENT COMPANIES (COST $11,691,011)                                                                          11,779,812
                                                                                                                   --------------
COLLATERAL FOR SECURITIES LENDING: 31.07%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.78%
   5,265,825   BLACKROCKTEMP B #24 MONEY MARKET FUND                                                                    5,265,825
   5,265,825   DAILY ASSETS FUND INSTITUTIONAL                                                                          5,265,825
   5,265,825   DREYFUS CASH MANAGEMENT FUND                                                                             5,265,825
   5,265,825   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          5,265,825
                                                                                                                       21,063,300
                                                                                                                   --------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
---------                                                                          -------------   -------------


COLLATERAL INVESTED IN OTHER ASSETS: 28.29%
  $2,106,330   ALPINE SECURITIZATION CORPORATION++                                     2.50%         08/14/2008         2,104,428
   2,106,330   AMSTEL FUNDING CORPORATION++                                            2.73          08/12/2008         2,104,573
   2,106,330   AMSTERDAM FUNDING CORPORATION++                                         2.53          08/15/2008         2,104,258
     807,427   AMSTERDAM FUNDING CORPORATION++                                         2.55          08/04/2008           807,255
   1,614,853   APRECO LLC++                                                            2.55          08/15/2008         1,613,252
   3,019,073   ASPEN FUNDING CORPORATION++                                             2.25          08/01/2008         3,019,073
   2,457,385   ASPEN FUNDING CORPORATION++                                             2.55          08/19/2008         2,454,252
   2,457,385   ATLANTIC ASSET SECURITIZATION CORPORATION++                             2.48          08/05/2008         2,456,708
   1,579,748   ATLANTIC ASSET SECURITIZATION CORPORATION++                             2.48          08/06/2008         1,579,203
   2,106,330   ATLANTIS ONE FUNDING CORPORATION++                                      2.50          08/08/2008         2,105,306
   1,755,275   BANCO SANTANDER TOTTA LOAN++ +/-                                        2.48          10/15/2008         1,754,659
   3,159,495   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,159,692)               2.25          08/01/2008         3,159,495
   9,689,118   BANK OF IRELAND                                                         2.20          08/01/2008         9,689,118
   5,195,614   BANK OF IRELAND                                                         2.25          08/01/2008         5,195,614
   3,650,972   BANK OF IRELAND                                                         2.30          08/01/2008         3,650,972
   1,755,275   BANK OF IRELAND++ +/-                                                   2.67          10/14/2008         1,754,927
   2,457,385   BRYANT BANK FUNDING LLC++                                               2.47          08/18/2008         2,454,519
   1,557,842   CANCARA ASSET SECURITIZATION LIMITED++                                  2.57          08/13/2008         1,556,507
   2,457,385   CHARIOT FUNDING LLC++                                                   2.45          08/21/2008         2,454,040
   1,755,275   CHARIOT FUNDING LLC++                                                   2.47          08/01/2008         1,755,275
   2,087,987   CHEYNE FINANCE LLC++ +/-####(I)(A)                                      8.89          02/25/2008           285,010
   1,607,537   CHEYNE FINANCE LLC++ +/-####(I)(A)                                      8.99          05/19/2008           219,429
   5,827,513   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY
                  VALUE $5,827,880)                                                    2.27          08/01/2008         5,827,513

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE       VALUE
---------                                                                          -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
 $11,233,760   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $11,234,447)                                         2.20%         08/01/2008    $   11,233,760
   2,387,174   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $2,387,325)                  2.27          08/01/2008         2,387,174
   2,106,330   ENTERPRISE FUNDING LLC++                                                2.45          08/06/2008         2,105,613
   2,457,385   ENTERPRISE FUNDING LLC++                                                2.47          08/21/2008         2,454,013
   2,106,330   ERASMUS CAPITAL CORPORATION                                             2.50          08/06/2008         2,105,599
     624,878   ERASMUS CAPITAL CORPORATION                                             2.75          08/05/2008           624,687
   2,457,385   EUREKA SECURITIZATION INCORPORATED++                                    2.56          08/22/2008         2,453,715
   1,825,486   FAIRWAY FINANCE CORPORATION++                                           2.55          08/07/2008         1,824,710
   1,825,486   FAIRWAY FINANCE CORPORATION++                                           2.55          08/11/2008         1,824,193
   2,106,330   FALCON ASSET SECURITIZATION CORPORATION                                 2.47          08/06/2008         2,105,607
   1,969,489   FALCON ASSET SECURITIZATION CORPORATION++                               2.48          08/13/2008         1,967,861
   1,930,803   FORTIS BANQUE LUXEMBOURG                                                2.55          08/28/2008         1,927,103
   1,109,474   GEMINI SECURITIZATION INCORPORATED++                                    2.55          08/14/2008         1,108,453
   2,294,496   GEMINI SECURITIZATION INCORPORATED++                                    2.55          08/26/2008         2,290,432
   1,632,687   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $1,632,785)                                          2.15          08/01/2008         1,632,687
   1,825,486   GRAMPIAN FUNDING LIMITED++                                              2.55          08/08/2008         1,824,581
   2,106,330   GRAMPIAN FUNDING LIMITED++                                              2.55          08/12/2008         2,104,689
   6,819,570   GRYPHON FUNDING LIMITED++ +/-(I)(A)                                     0.00          08/23/2009         2,913,039
   4,563,715   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)(A)                     2.54          10/16/2008         4,563,715
   3,299,917   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $3,300.125)                  2.27          08/01/2008         3,299,917
   7,021,100   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $7,021,527)               2.19          08/01/2008         7,021,100
     772,321   JUPITER SECURITIZATION CORPORATION++                                    2.25          08/01/2008           772,321
   2,106,330   JUPITER SECURITIZATION CORPORATION++                                    2.47          08/05/2008         2,105,752
   1,404,220   JUPITER SECURITIZATION CORPORATION++                                    2.50          08/04/2008         1,403,927
   1,053,165   KITTY HAWK FUNDING CORPORATION++                                        2.47          08/11/2008         1,052,442
   2,106,330   LIBERTY STREET FUNDING CORPORATION++                                    2.65          08/18/2008         2,103,694
   2,106,330   LIBERTY STREET FUNDING CORPORATION++                                    2.71          08/06/2008         2,105,537
   3,510,550   LINKS FINANCE LLC++ +/-                                                 2.26          08/15/2008         3,508,068
   5,265,825   MAZARIN FUNDING CORPORATION++ +/-                                       2.26          08/04/2008         5,265,050
   2,457,385   MONT BLANC CAPITAL CORPORATION++                                        2.57          08/18/2008         2,454,403
     324,726   MORGAN STANLEY+/-                                                       2.58          10/15/2008           324,528
   4,142,449   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $4,142,713)                  2.29          08/01/2008         4,142,449
   4,704,137   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $4,707,942)               2.24          08/13/2008         4,704,137
   2,106,330   NATIONWIDE BUILDING SOCIETY++                                           2.54          08/05/2008         2,105,736
   3,510,550   NORTHERN ROCK PLC++ +/-                                                 2.49          10/03/2008         3,503,905
   1,237,820   OLD LINE FUNDING CORPORATION++                                          2.48          08/08/2008         1,237,223
   2,106,330   OLD LINE FUNDING CORPORATION++                                          2.50          08/25/2008         2,102,819
   1,818,465   PALISADES INSURANCE COMPANY                                             2.64          08/20/2008         1,815,931
   2,106,330   PALISADES INSURANCE COMPANY                                             2.75          08/01/2008         2,106,330
     175,528   PALISADES INSURANCE COMPANY                                             3.00          08/01/2008           175,528
   2,457,385   PARK AVENUE RECEIVABLES CORPORATION++                                   2.45          08/19/2008         2,454,375
   1,755,275   PICAROS FUNDING LLC                                                     2.53          08/27/2008         1,752,068
   2,457,385   PICAROS FUNDING LLC++                                                   2.54          08/22/2008         2,453,744
   2,457,385   RANGER FUNDING CORPORATION++                                            2.45          08/20/2008         2,454,208
   1,930,803   REGENCY MARKETS #1 LLC++                                                2.57          08/07/2008         1,929,976
   2,106,330   SCALDIS CAPITAL LIMITED++                                               2.57          08/13/2008         2,104,526
   2,457,385   SCALDIS CAPITAL LIMITED++                                               2.60          08/26/2008         2,452,948
   2,457,385   SHEFFIELD RECEIVABLES CORPORATION++                                     2.45          08/11/2008         2,455,713
   2,176,541   STANFIELD VICTORIA FUNDING LLC++ +/-####(I)(A)                          5.88          04/03/2008         1,741,233
   3,510,550   STANFIELD VICTORIA FUNDING LLC++ +/-####(I)(A)                          6.10          02/15/2008         2,808,440
   2,373,132   SURREY FUNDING CORPORATION++                                            2.70          08/21/2008         2,369,572
   2,106,330   SWEDBANK MORTGAGE AB                                                    2.67          08/11/2008         2,104,768
   2,106,330   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    2.50          08/01/2008         2,106,330
   2,106,330   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    2.55          08/14/2008         2,104,390

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE       VALUE
---------                                                                          -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
  $1,022,342   THUNDER BAY FUNDING INCORPORATED++                                      2.45%         08/18/2008    $    1,021,160
   2,106,330   THUNDER BAY FUNDING INCORPORATED++                                      2.50          08/20/2008         2,103,551
   2,106,330   TULIP FUNDING CORPORATION++                                             2.53          08/12/2008         2,104,702
   1,755,275   UNICREDITO ITALIANO BANK (IRELAND)++ +/-                                2.49          10/14/2008         1,754,871
   1,755,275   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB++ +/-                     2.49          10/08/2008         1,754,906
   1,053,165   VARIABLE FUNDING CAPITAL CORPORATION++                                  2.45          08/15/2008         1,052,162
   1,228,693   VARIABLE FUNDING CAPITAL CORPORATION++                                  2.47          08/29/2008         1,226,332
   1,755,275   VICTORIA FINANCE LLC++ +/-####(I)(A)                                    2.62          08/07/2008         1,404,220
   3,019,073   VICTORIA FINANCE LLC++ +/-####(I)(A)                                    2.90          07/28/2008         2,415,258
   3,510,550   WHITE PINE FINANCE LLC++ +/-####(I)(A)                                  5.43          02/22/2008         3,219,174
   2,106,330   WINDMILL FUNDING CORPORATION++                                          2.50          08/11/2008         2,104,869
                                                                                                                      214,321,310
                                                                                                                   --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $237,654,225)                                                           235,384,610
                                                                                                                   --------------

   SHARES
   ------

SHORT-TERM INVESTMENTS: 10.12%
  76,680,598   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            76,680,598
                                                                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS (COST $76,680,598)                                                                        76,680,598
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $996,787,016)*                                                                  131.40%                      $  995,514,812
OTHER ASSETS AND LIABILITIES, NET                                                     (31.40)                        (237,882,098)
                                                                                      ------                       --------------
TOTAL NET ASSETS                                                                      100.00%                      $  757,632,714
                                                                                      ------                       --------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(I)  ILLIQUID SECURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $76,680,598.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL CAP VALUE FUND

   SHARES      SECURITY NAME                                                                                            VALUE
------------   -------------                                                                                       --------------
COMMON STOCKS: 88.34%
APPAREL & ACCESSORY STORES: 0.84%
   2,219,500   COLLECTIVE BRANDS INCORPORATED+                                                                     $   28,587,160
                                                                                                                   --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.35%
   1,454,530   PALM HARBOR HOMES INCORPORATED+**                                                                       12,087,144
                                                                                                                   --------------
BUSINESS SERVICES: 3.93%
  18,931,500   3COM CORPORATION+                                                                                       35,591,220
   2,347,100   ABM INDUSTRIES INCORPORATED                                                                             56,166,103
     746,434   COGNEX CORPORATION                                                                                      14,070,281
     336,000   DELUXE CORPORATION                                                                                       4,804,800
      78,354   ELECTRONICS FOR IMAGING INCORPORATED+                                                                    1,097,740
     708,700   HEALTHCARE SERVICES GROUP                                                                               11,771,507
     287,400   HIGHLANDS ACQUISITION CORPORATION+                                                                       2,773,410
     839,315   KFORCE INCORPORATED+                                                                                     8,292,432
                                                                                                                      134,567,493
                                                                                                                   --------------
CHEMICALS & ALLIED PRODUCTS: 2.83%
     682,998   ALPHARMA INCORPORATED CLASS A+                                                                          15,510,885
     772,000   CALGON CARBON CORPORATION+                                                                              14,668,000
     338,300   OM GROUP INCORPORATED+                                                                                  11,366,880
   5,015,200   ORASURE TECHNOLOGIES INCORPORATED+**                                                                    20,762,928
   3,478,700   PRESTIGE BRANDS HOLDINGS INCORPORATED+**                                                                34,508,704
                                                                                                                       96,817,397
                                                                                                                   --------------
COMMUNICATIONS: 1.95%
   3,158,794   CHINA GRENTECH CORPORATION LIMITED ADR+**                                                               12,982,643
   8,602,600   CINCINNATI BELL INCORPORATED+                                                                           33,550,140
  12,606,400   CITADEL BROADCASTING CORPORATION+                                                                       11,219,696
     695,600   ENTRAVISION COMMUNICATIONS CORPORATION CLASS A+                                                          2,198,096
     461,400   MASTEC INCORPORATED+                                                                                     6,621,090
                                                                                                                       66,571,665
                                                                                                                   --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 2.87%
   2,962,400   CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES                                                        97,077,848
      54,100   MATRIX SERVICE COMPANY+                                                                                  1,221,037
                                                                                                                       98,298,885
                                                                                                                   --------------
DEPOSITORY INSTITUTIONS: 0.28%
   1,426,600   THE COLONIAL BANCGROUP INCORPORATED                                                                      9,501,156
                                                                                                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.60%
   1,960,600   GRAFTECH INTERNATIONAL LIMITED+                                                                         45,976,070
  11,592,400   MRV COMMUNICATIONS INCORPORATED+**                                                                      15,186,044
   1,524,900   OSI SYSTEMS INCORPORATED+**                                                                             32,129,643
   6,183,300   POWER-ONE INCORPORATED+**                                                                               13,294,095
   3,251,800   POWERWAVE TECHNOLOGIES+                                                                                 13,332,380
     373,000   VISHAY INTERTECHNOLOGY INCORPORATED+                                                                     3,345,810
                                                                                                                      123,264,042
                                                                                                                   --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.35%
     625,700   INFINITY PHARMACEUTICALS INCORPORATED+                                                                   4,717,778
     767,000   SYMYX TECHNOLOGIES INCORPORATED+                                                                         7,278,830
                                                                                                                       11,996,608
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL CAP VALUE FUND

   SHARES      SECURITY NAME                                                                                            VALUE
------------   -------------                                                                                       --------------
FINANCIAL SERVICES: 0.32%
     361,210   KBW REGIONAL BANKING ETF                                                                            $   10,948,275
                                                                                                                   --------------
FOOD & KINDRED PRODUCTS: 1.88%
   7,555,900   DEL MONTE FOODS COMPANY                                                                                 64,149,591
                                                                                                                   --------------
HEALTH SERVICES: 2.56%
   2,541,500   CROSS COUNTRY HEALTHCARE INCORPORATED+**                                                                40,536,925
   1,306,445   GENTIVA HEALTH SERVICES INCORPORATED+                                                                   33,366,605
     987,500   MDS INCORPORATED+                                                                                       13,834,875
                                                                                                                       87,738,405
                                                                                                                   --------------
HOLDING & OTHER INVESTMENT OFFICES: 6.48%
   4,682,700   ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                 70,568,289
   3,567,100   ANWORTH MORTGAGE ASSET CORPORATION                                                                      21,224,245
   4,081,500   CAPSTEAD MORTGAGE CORPORATION**                                                                         44,569,980
     747,500   DISCOVERY HOLDING COMPANY CLASS A+                                                                      14,860,300
   1,991,585   HILLTOP HOLDINGS INCORPORATED+                                                                          20,533,241
   5,711,100   MFA MORTGAGE INVESTMENTS INCORPORATED                                                                   36,836,595
     760,300   SUN COMMUNITIES INCORPORATED                                                                            12,909,894
                                                                                                                      221,502,544
                                                                                                                   --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.11%
   1,204,500   EMPIRE RESORTS INCORPORATED+                                                                             3,673,725
                                                                                                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.81%
   3,393,100   CRAY INCORPORATED+**                                                                                    17,169,086
   3,504,900   INTERMEC INCORPORATED+**                                                                                65,962,218
      85,100   SMITH INTERNATIONAL INCORPORATED                                                                         6,329,738
   1,400,625   VOYAGER LEARNING COMPANY+                                                                                6,652,969
                                                                                                                       96,114,011
                                                                                                                   --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.34%
     651,200   ONEBEACON INSURANCE GROUP LIMITED                                                                       11,786,720
                                                                                                                   --------------
INSURANCE CARRIERS: 3.16%
   1,797,000   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+**                                                            61,169,880
     304,720   FIRST ACCEPTANCE CORPORATION+                                                                            1,145,747
     672,500   MERCURY GENERAL CORPORATION                                                                             33,967,975
     583,800   NYMAGIC INCORPORATED**                                                                                  11,676,000
                                                                                                                      107,959,602
                                                                                                                   --------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.74%
   2,481,300   GEO GROUP INCORPORATED+                                                                                 59,650,452
                                                                                                                   --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 1.41%
   8,822,500   CHAMPION ENTERPRISES INCORPORATED+**                                                                    34,848,875
     515,600   SKYLINE CORPORATION**                                                                                   13,441,692
                                                                                                                       48,290,567
                                                                                                                   --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.26%
     275,800   APPLIED BIOSYSTEMS                                                                                      10,185,294
     975,873   COHERENT INCORPORATED+                                                                                  33,667,619
   7,274,300   CREDENCE SYSTEMS CORPORATION+**                                                                          9,311,104
     760,300   ION GEOPHYSICAL CORPORATION+                                                                            12,141,991

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL CAP VALUE FUND

   SHARES      SECURITY NAME                                                                                            VALUE
------------   -------------                                                                                       --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
     722,100   SYMMETRY MEDICAL INCORPORATED+                                                                      $   12,066,291
                                                                                                                       77,372,299
                                                                                                                   --------------
METAL MINING: 11.42%
   5,224,700   APEX SILVER MINES LIMITED+**                                                                            32,654,375
   1,773,900   ELDORADO GOLD CORPORATION+                                                                              14,457,285
   3,114,100   GOLDCORP INCORPORATED                                                                                  116,311,635
   4,090,200   RANDGOLD RESOURCES LIMITED ADR**                                                                       209,336,436
   1,435,800   YAMANA GOLD INCORPORATED                                                                                17,760,846
                                                                                                                      390,520,577
                                                                                                                   --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.55%
   2,192,700   ACCO BRANDS CORPORATION+                                                                                18,791,439
                                                                                                                   --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.16%
   1,049,600   COVENANT TRANSPORT INCORPORATED CLASS A+**                                                               5,352,960
                                                                                                                   --------------
OIL & GAS EXTRACTION: 24.14%
   1,083,900   BOOTS & COOTS INTERNATIONAL CONTROL INCORPORATED+                                                        2,850,657
     833,700   FOREST OIL CORPORATION+                                                                                 47,545,911
   6,266,800   GLOBAL INDUSTRIES LIMITED+**                                                                            74,825,592
   1,213,400   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                              38,743,862
   1,148,000   HELMERICH & PAYNE INCORPORATED                                                                          67,881,240
   3,306,200   KEY ENERGY SERVICES INCORPORATED+                                                                       53,097,572
     591,900   MARINER ENERGY INCORPORATED+                                                                            15,661,674
   3,427,700   MCMORAN EXPLORATION COMPANY+**                                                                          91,965,191
     555,600   NEWFIELD EXPLORATION COMPANY+                                                                           27,213,288
   8,309,800   NEWPARK RESOURCES INCORPORATED+**                                                                       60,827,736
     265,800   NOBLE ENERGY INCORPORATED                                                                               19,634,646
     681,900   OCEANEERING INTERNATIONAL INCORPORATED+                                                                 41,350,416
   1,713,700   PARKER DRILLING COMPANY+                                                                                13,829,559
       2,000   PETROHAWK ENERGY CORPORATION+                                                                               66,640
     282,900   PETROHAWK ENERGY CORPORATION+                                                                            9,426,228
     501,700   PETROQUEST ENERGY INCORPORATED+                                                                         10,470,479
     262,000   PIONEER NATURAL RESOURCES COMPANY                                                                       15,575,900
     604,000   PRIDE INTERNATIONAL INCORPORATED+                                                                       23,411,040
   2,082,750   RANGE RESOURCES CORPORATION                                                                            101,138,340
     133,600   TRANSOCEAN INCORPORATED                                                                                 18,173,608
   2,637,000   TRILOGY ENERGY TRUST                                                                                    32,577,811
   1,580,000   WILLBROS GROUP INCORPORATED+                                                                            59,376,400
                                                                                                                      825,643,790
                                                                                                                   --------------
PAPER & ALLIED PRODUCTS: 0.47%
   1,241,740   CHESAPEAKE CORPORATION+**                                                                                2,235,132
   1,549,100   WAUSAU PAPER CORPORATION                                                                                13,725,026
                                                                                                                       15,960,158
                                                                                                                   --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.05%
     524,100   ASHLAND INCORPORATED                                                                                    21,891,657
   2,959,300   INTEROIL CORPORATION+**                                                                                 82,475,691
                                                                                                                      104,367,348
                                                                                                                   --------------
PRIMARY METAL INDUSTRIES: 3.77%
     857,400   CARPENTER TECHNOLOGY CORPORATION                                                                        33,181,380
      87,500   ENCORE WIRE CORPORATION                                                                                  1,595,125
   1,945,300   STEEL DYNAMICS INCORPORATED                                                                             61,627,104

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL CAP VALUE FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       --------------
PRIMARY METAL INDUSTRIES (continued)
     132,000   UNITED STATES STEEL CORPORATION                                                                     $   21,167,520
     101,665   WEBCO INDUSTRIES INCORPORATED+**                                                                        11,335,592
                                                                                                                      128,906,721
                                                                                                                   --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.31%
   1,108,400   MCCLATCHY COMPANY CLASS A                                                                                4,732,868
   3,801,400   R.H. DONNELLEY CORPORATION+**                                                                            5,892,170
                                                                                                                       10,625,038
                                                                                                                   --------------
REAL ESTATE: 0.82%
   1,228,500   HATTERAS FINANCIAL CORPORATION                                                                          28,194,075
                                                                                                                   --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.68%
   1,164,955   CONSTAR INTERNATIONAL INCORPORATED+**                                                                    2,376,508
   8,740,270   INTERTAPE POLYMER GROUP INCORPORATED+**                                                                 21,064,051
                                                                                                                       23,440,559
                                                                                                                   --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.34%
   2,873,800   US CONCRETE INCORPORATED+**                                                                             11,610,152
                                                                                                                   --------------
TRANSPORTATION BY AIR: 1.88%
     289,400   AIR CANADA CLASS A+                                                                                      1,415,981
     981,800   ALASKA AIR GROUP INCORPORATED+                                                                          17,554,584
     785,800   LAN AIRLINES SA ADR                                                                                      9,123,138
     121,942   PHI INCORPORATED+                                                                                        4,999,622
     773,500   PHI INCORPORATED (NON-VOTING)+**                                                                        31,071,495
                                                                                                                       64,164,820
                                                                                                                   --------------
TRANSPORTATION EQUIPMENT: 0.68%
   8,266,090   FLEETWOOD ENTERPRISES INCORPORATED+**                                                                   23,393,034
                                                                                                                   --------------
TOTAL COMMON STOCKS (COST $2,730,283,063)                                                                           3,021,848,412
                                                                                                                   --------------
INVESTMENT COMPANIES: 0.31%
     158,600   ISHARES RUSSELL 2000 VALUE INDEX FUND                                                                   10,510,422
TOTAL INVESTMENT COMPANIES (COST $12,159,030)                                                                          10,510,422
                                                                                                                   --------------
PREFERRED STOCKS: 0.33%
     400,000   INTEROIL CORPORATION (CONVERTIBLE)+                                                                     11,148,000
TOTAL PREFERRED STOCKS (COST $10,000,000)                                                                              11,148,000
                                                                                                                   --------------
SHORT-TERM INVESTMENTS: 11.12%
 380,287,851   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           380,287,851
                                                                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS (COST $380,287,851)                                                                      380,287,851
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,132,729,944)*                                                                100.10%                      $3,423,794,685
OTHER ASSETS AND LIABILITIES, NET                                                      (0.10)                          (3,267,373)
                                                                                      ------                       --------------
TOTAL NET ASSETS                                                                      100.00%                      $3,420,527,312
                                                                                      ======                       ==============

+    NON-INCOME EARNING SECURITIES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL CAP VALUE FUND

** REPRESENTS AN AFFILIATE OF THE FUND UNDER SECTION 2(A)(2) AND 2(A)(3) OF THE INVESTMENT COMPANY ACT OF 1940, AS FUND HOLDS 5% OR MORE OF THE ISSUER'S OUTSTANDING VOTING SHARES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
     $380,287,851.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

                                                                                   STRIKE        EXPIRATION
  CONTRACTS                                                                        PRICE            DATE               VALUE
------------                                                                       ---------     -----------         ----------
WRITTEN OPTIONS: (0.52%)
        (400)  ABM INDUSTRIES INCORPORATED CALL+                                     25.00        10/18/2008    $      (34,000)
        (350)  ABM INDUSTRIES INCORPORATED CALL+                                     22.50        10/18/2008           (75,250)
        (400)  ALASKA AIR GROUP INCORPORATED CALL+                                   20.00        10/18/2008           (88,000)
        (100)  ALASKA AIR GROUP INCORPORATED CALL+                                   22.50        10/18/2008           (11,000)
        (650)  ANNALY MORTGAGE MANAGEMENT INCORPORATED CALL+                         17.50        01/17/2009           (35,750)
        (800)  ANNALY MORTGAGE MANAGEMENT INCORPORATED CALL+                         19.00        10/18/2008            (4,000)
      (1,300)  ANNALY MORTGAGE MANAGEMENT INCORPORATED CALL+                         17.50        10/18/2008           (32,500)
        (500)  ANNALY MORTGAGE MANAGEMENT INCORPORATED CALL+                         20.00        01/17/2009           (10,000)
        (200)  ANWORTH MORTGAGE ASSET CORPORATION CALL+                               7.50        10/18/2008            (2,000)
        (900)  APPLIED BIOSYTEMS CALL+                                               35.00        09/20/2008          (225,000)
        (100)  ASHLAND INCORPORATED CALL+                                            45.00        10/18/2008           (19,000)
        (600)  CAPSTEAD MORTGAGE CORPORATION CALL+                                   15.00        11/22/2008           (15,000)
      (1,300)  CAPSTEAD MORTGAGE CORPORATION CALL+                                   12.50        11/22/2008           (45,500)
      (1,200)  CARPENTER TECHNOLOGY CORPORATION CALL+                                40.00        09/20/2008          (348,000)
         (50)  CARPENTER TECHNOLOGY CORPORATION CALL+                                40.00        12/20/2008           (23,000)
        (900)  CARPENTER TECHNOLOGY CORPORATION CALL+                                45.00        12/20/2008          (247,500)
        (350)  CARPENTER TECHNOLOGY CORPORATION CALL+                                50.00        12/20/2008           (61,250)
        (200)  CHICAGO BRIDGE & IRON COMPANY NV CALL+                                35.00        10/18/2008           (46,600)
        (500)  COGNEX CORPORATION CALL+                                              25.00        11/22/2008           (10,000)
        (300)  COGNEX CORPORATION CALL+                                              25.00        08/16/2008            (1,500)
        (800)  COGNEX CORPORATION CALL+                                              30.00        11/22/2008           (16,000)
        (500)  COLLECTIVE BRANDS INCORPORATED CALL+                                  12.50        09/20/2008           (80,000)
      (7,700)  ELDORADO GOLD CORPORATION CALL+                                       10.00        01/17/2009          (577,500)
        (500)  ELDORADO GOLD CORPORATION CALL+                                        7.50        08/16/2008           (32,500)
        (300)  ELDORADO GOLD CORPORATION CALL+                                       10.00        10/18/2008           (10,500)
      (2,500)  ELDORADO GOLD CORPORATION CALL+                                        7.50        10/18/2008          (325,000)
        (874)  ENCORE WIRE CORPORATION CALL+                                         15.00        11/22/2008          (349,600)
        (150)  FOREST OIL CORPORATION CALL+                                          60.00        11/22/2008          (103,500)
        (200)  GEO GROUP INCORPORATED CALL+                                          25.00        12/20/2008           (38,000)
        (200)  GLOBAL INDUSTRIES LIMITED CALL+                                       20.00        09/20/2008            (1,000)
        (400)  GOLDCORP INCORPORATED CALL+                                           50.00        10/18/2008           (26,000)
        (300)  GOLDCORP INCORPORATED CALL+                                           40.00        08/16/2008           (22,200)
        (500)  GOLDCORP INCORPORATED CALL+                                           40.00        09/20/2008           (96,000)
        (300)  GOLDCORP INCORPORATED CALL+                                           42.50        09/20/2008           (37,500)
        (100)  GOLDCORP INCORPORATED CALL+                                           55.00        10/18/2008            (3,500)
        (500)  GRAFTECH INTERNATIONAL LIMITED CALL+                                  30.00        09/20/2008           (15,000)
        (300)  GRAFTECH INTERNATIONAL LIMITED CALL+                                  30.00        12/20/2008           (42,000)
        (150)  HELIX ENERGY SOLUTIONS GROUP INCORPORATED CALL+                       40.00        09/20/2008            (3,000)
        (200)  HELMERICH & PAYNE INCORPORATED CALL+                                  80.00        08/16/2008            (2,000)
        (200)  HELMERICH & PAYNE INCORPORATED CALL+                                  80.00        09/20/2008            (6,000)
        (300)  HELMERICH & PAYNE INCORPORATED CALL+                                  85.00        09/20/2008            (3,000)
        (100)  HELMERICH & PAYNE INCORPORATED CALL+                                  90.00        12/20/2008            (7,500)
        (100)  HELMERICH & PAYNE INCORPORATED CALL+                                  95.00        12/20/2008            (5,000)
        (495)  HELMERICH & PAYNE INCORPORATED CALL+                                  65.00        12/20/2008          (277,200)
        (550)  HELMERICH & PAYNE INCORPORATED CALL+                                  60.00        09/20/2008          (247,500)
        (500)  HELMERICH & PAYNE INCORPORATED CALL+                                  65.00        08/16/2008           (40,000)
        (700)  HELMERICH & PAYNE INCORPORATED CALL+                                  70.00        09/20/2008          (101,500)
        (650)  HELMERICH & PAYNE INCORPORATED CALL+                                  60.00        12/20/2008          (481,000)
        (850)  HELMERICH & PAYNE INCORPORATED CALL+                                  65.00        09/20/2008          (225,250)
        (500)  INTERMEC INCORPORATED CALL+                                           15.00        09/20/2008          (200,000)
        (200)  INTERMEC INCORPORATED CALL+                                           17.50        12/20/2008           (62,000)
        (450)  INTEROIL CORPORATION CALL+                                            40.00        12/20/2008           (83,250)
        (900)  INTEROIL CORPORATION CALL+                                            30.00        09/20/2008          (207,000)
        (200)  INTEROIL CORPORATION CALL+                                            30.00        08/16/2008           (24,000)
      (1,700)  INTEROIL CORPORATION CALL+                                            35.00        09/20/2008          (204,000)
        (250)  INTEROIL CORPORATION CALL+                                            45.00        09/20/2008            (5,000)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL CAP VALUE FUND

                                                                                     STRIKE        EXPIRATION
  CONTRACTS                                                                          PRICE           DATE            VALUE
------------                                                                       -------------   -------------   --------------
WRITTEN OPTIONS (continued)
        (100)  INTEROIL CORPORATION CALL+                                            35.00        12/20/2008    $      (25,000)
        (500)  INTEROIL CORPORATION CALL+                                            45.00        12/20/2008           (77,500)
        (400)  INTEROIL CORPORATION CALL+                                            50.00        12/20/2008           (34,000)
        (100)  INTEROIL CORPORATION CALL+                                            50.00        01/17/2009           (10,500)
        (200)  INTEROIL CORPORATION CALL+                                            55.00        01/17/2009           (12,000)
      (1,000)  ION GEOPHYSICAL CORPORATION CALL+                                     17.50        08/16/2008           (10,000)
        (100)  LAN AIRLINES S.A. CALL+                                               15.00        09/20/2008              (600)
        (500)  MARINER ENERGY INCORPORATED CALL+                                     35.00        11/22/2008           (50,000)
        (300)  MARINER ENERGY INCORPORATED CALL+                                     40.00        11/22/2008           (10,500)
        (200)  MASTEC INCORPORATED CALL+                                             12.50        08/16/2008           (46,000)
      (1,000)  MASTEC INCORPORATED CALL+                                             15.00        10/18/2008          (130,000)
      (1,000)  MASTEC INCORPORATED CALL+                                             10.00        10/18/2008          (430,000)
      (2,000)  MASTEC INCORPORATED CALL+                                             12.50        10/18/2008          (530,000)
        (700)  NOBLE ENERGY INCORPORATED CALL+                                      105.00        11/22/2008           (59,500)
         (50)  OCEANEERING INTERNATIONAL INCORPORATED CALL+                          55.00        09/20/2008           (39,000)
         (50)  OCEANEERING INTERNATIONAL INCORPORATED CALL+                          65.00        09/20/2008           (13,950)
        (100)  OCEANEERING INTERNATIONAL INCORPORATED CALL+                          60.00        09/20/2008           (47,100)
        (200)  OM GROUP INCORPORATED CALL+                                           40.00        12/20/2008           (57,000)
        (200)  OM GROUP INCORPORATED CALL+                                           35.00        09/20/2008           (54,800)
        (500)  OM GROUP INCORPORATED CALL+                                           40.00        09/20/2008           (52,500)
        (100)  OM GROUP INCORPORATED CALL+                                           35.00        12/20/2008           (48,900)
        (200)  OM GROUP INCORPORATED CALL+                                           45.00        12/20/2008           (34,000)
        (400)  PETROHAWK ENERGY CORPORATION CALL+                                    40.00        09/20/2008           (72,000)
        (600)  PETROHAWK ENERGY CORPORATION CALL+                                    65.00        12/20/2008           (48,000)
        (200)  RANDGOLD RESOURCES LIMITED CALL+                                      55.00        09/20/2008           (51,000)
        (500)  RANDGOLD RESOURCES LIMITED CALL+                                      60.00        09/20/2008           (75,000)
      (1,430)  STEEL DYNAMICS INCORPORATED CALL+                                     32.50        11/22/2008          (600,600)
      (3,585)  STEEL DYNAMICS INCORPORATED CALL+                                     27.50        08/16/2008        (1,749,480)
      (2,800)  STEEL DYNAMICS INCORPORATED CALL+                                     30.00        08/16/2008          (742,000)
      (1,082)  STEEL DYNAMICS INCORPORATED CALL+                                     37.50        11/22/2008          (275,910)
      (2,786)  STEEL DYNAMICS INCORPORATED CALL+                                     27.50        11/22/2008        (2,089,500)
        (400)  STEEL DYNAMICS INCORPORATED CALL+                                     25.00        08/16/2008          (264,000)
        (775)  STEEL DYNAMICS INCORPORATED CALL+                                     32.50        08/16/2008          (104,625)
      (2,795)  STEEL DYNAMICS INCORPORATED CALL+                                     30.00        11/22/2008        (1,481,350)
        (295)  UNITED STATES STEEL CORPORATION CALL+                                110.00        10/18/2008        (1,643,150)
      (1,025)  UNITED STATES STEEL CORPORATION CALL+                                150.00        08/16/2008        (1,404,250)
        (700)  WILLBROS GROUP INCORPORATED CALL+                                     45.00        09/20/2008           (61,600)
        (600)  WILLBROS GROUP INCORPORATED CALL+                                     50.00        12/20/2008           (75,000)
        (500)  WILLBROS GROUP INCORPORATED CALL+                                     60.00        12/20/2008           (15,000)
        (200)  YAMANA GOLD INCORPORATED CALL+                                        14.00        10/18/2008           (16,000)
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(27,435,435))                                                            (17,836,165)
                                                                                                                 --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS (LOAD)

NOTES TO PORTFOLIO OF INVESTMENT

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

DISCOVERY FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       -------------
COMMON STOCKS: 89.52%
AMUSEMENT & RECREATION SERVICES: 0.67%
      96,100   WMS INDUSTRIES INCORPORATED+<<                                                                      $   2,708,098
                                                                                                                   -------------
APPAREL & ACCESSORY STORES: 2.82%
     168,300   GUESS INCORPORATED<<                                                                                    5,330,061
     185,900   URBAN OUTFITTERS INCORPORATED+<<                                                                        6,136,559
                                                                                                                      11,466,620
                                                                                                                   -------------
BUSINESS SERVICES: 9.63%
     281,100   ACTIVISION BLIZZARD INCORPORATED+                                                                      10,113,978
      74,763   ADVENT SOFTWARE INCORPORATED+                                                                           3,255,181
     108,600   ANSYS INCORPORATED+<<                                                                                   4,982,568
     157,953   CONCUR TECHNOLOGIES INCORPORATED+<<                                                                     6,510,823
     124,100   F5 NETWORKS INCORPORATED+                                                                               3,617,515
     200,500   OMNITURE INCORPORATED+<<                                                                                3,478,675
     158,700   PHASE FORWARD INCORPORATED+                                                                             2,920,080
     119,100   VOCUS INCORPORATED+<<                                                                                   4,238,769
                                                                                                                      39,117,589
                                                                                                                   -------------
CHEMICALS & ALLIED PRODUCTS: 4.52%
     146,700   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+<<                                                9,749,682
     190,700   IMMUCOR INCORPORATED+                                                                                   5,745,791
     220,600   MYLAN LABORATORIES INCORPORATED+<<                                                                      2,861,182
                                                                                                                      18,356,655
                                                                                                                   -------------
COMMUNICATIONS: 8.80%
     151,783   EQUINIX INCORPORATED+<<                                                                                12,349,065
     248,074   NII HOLDINGS INCORPORATED+                                                                             13,559,725
     259,000   SBA COMMUNICATIONS CORPORATION CLASS A+<<                                                               9,813,510
                                                                                                                      35,722,300
                                                                                                                   -------------
DEPOSITORY INSTITUTIONS: 1.83%
     447,100   NEW YORK COMMUNITY BANCORP INCORPORATED                                                                 7,430,802
                                                                                                                   -------------
E-COMMERCE/SERVICES: 1.60%
      56,553   PRICELINE.COM INCORPORATED+<<                                                                           6,500,767
                                                                                                                   -------------
EATING & DRINKING PLACES: 1.26%
     190,100   BURGER KING HOLDINGS INCORPORATED                                                                       5,100,383
                                                                                                                   -------------
EDUCATIONAL SERVICES: 1.25%
      89,388   DEVRY INCORPORATED                                                                                      5,078,132
                                                                                                                   -------------
ELECTRIC, GAS & SANITARY SERVICES: 1.74%
      90,350   CLEAN HARBORS INCORPORATED+                                                                             7,050,914
                                                                                                                   -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.91%
      11,600   FIRST SOLAR INCORPORATED+                                                                               3,307,276
     316,280   GRAFTECH INTERNATIONAL LIMITED+                                                                         7,416,766
     146,800   INTERSIL CORPORATION CLASS A                                                                            3,542,284
     222,300   NETLOGIC MICROSYSTEMS INCORPORATED+<<                                                                   7,115,823
     230,458   SOLERA HOLDINGS INCORPORATED+                                                                           6,680,977
                                                                                                                      28,063,126
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

DISCOVERY FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.79%
      33,060   IHS INCORPORATED+                                                                                   $   2,057,324
     183,000   KBR INCORPORATED                                                                                        5,215,500
                                                                                                                       7,272,824
                                                                                                                   -------------
FOOD & KINDRED PRODUCTS: 2.59%
      87,700   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+<<                                                            6,398,592
      76,200   RALCORP HOLDINGS INCORPORATED+                                                                          4,111,752
                                                                                                                      10,510,344
                                                                                                                   -------------
GENERAL MERCHANDISE STORES: 1.39%
     185,800   BIG LOTS INCORPORATED+<<                                                                                5,659,468
                                                                                                                   -------------
HEALTH SERVICES: 5.85%
      80,000   AMEDISYS INCORPORATED+                                                                                  5,129,600
      68,811   COVANCE INCORPORATED+                                                                                   6,316,850
     168,000   LINCARE HOLDINGS INCORPORATED+<<                                                                        5,412,960
     196,600   PSYCHIATRIC SOLUTIONS INCORPORATED+<<                                                                   6,884,932
                                                                                                                      23,744,342
                                                                                                                   -------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 2.74%
     114,502   FOSTER WHEELER LIMITED+                                                                                 6,500,279
      96,544   MCDERMOTT INTERNATIONAL INCORPORATED+                                                                   4,602,252
                                                                                                                      11,102,531
                                                                                                                   -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 11.98%
     280,022   A-POWER ENERGY GENERATION SYSTEMS LIMITED+<<                                                            6,972,548
     252,900   DATA DOMAIN INCORPORATED+<<                                                                             5,452,524
     164,500   GAMESTOP CORPORATION CLASS A+                                                                           6,663,895
      71,200   JOY GLOBAL INCORPORATED                                                                                 5,142,064
     464,600   NETEZZA CORPORATION+<<                                                                                  6,039,800
     244,100   NUANCE COMMUNICATIONS INCORPORATED+<<                                                                   3,788,432
     146,600   OIL STATES INTERNATIONAL INCORPORATED+                                                                  8,045,408
      76,400   PALL CORPORATION                                                                                        3,088,088
      27,300   SPX CORPORATION                                                                                         3,461,094
                                                                                                                      48,653,853
                                                                                                                   -------------
INSURANCE CARRIERS: 1.88%
      91,300   ASSURANT INCORPORATED                                                                                   5,488,956
      69,700   ENDURANCE SPECIALTY HOLDINGS LIMITED<<                                                                  2,132,820
                                                                                                                       7,621,776
                                                                                                                   -------------
LEGAL SERVICES: 1.22%
      69,687   FTI CONSULTING INCORPORATED+<<                                                                          4,958,927
                                                                                                                   -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.18%
     107,370   ENERGY CONVERSION DEVICES INCORPORATED+<<                                                               7,508,384
     406,600   EV3 INCORPORATED+<<                                                                                     3,923,690
     184,464   HOLOGIC INCORPORATED+                                                                                   3,407,050
     289,400   ION GEOPHYSICAL CORPORATION+<<                                                                          4,621,718
     179,377   WRIGHT MEDICAL GROUP INCORPORATED+                                                                      5,648,582
                                                                                                                      25,109,424
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

DISCOVERY FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       -------------
METAL MINING: 0.81%
      30,400   CLEVELAND-CLIFFS INCORPORATED<<                                                                     $   3,295,664
                                                                                                                   -------------
MISCELLANEOUS RETAIL: 3.30%
     245,671   DOLLAR TREE INCORPORATED+                                                                               9,212,663
     199,700   HIBBETT SPORTS INCORPORATED+<<                                                                          4,203,685
                                                                                                                      13,416,348
                                                                                                                   -------------
OIL & GAS EXTRACTION: 4.53%
     106,800   ATWOOD OCEANICS INCORPORATED+                                                                           4,903,188
      59,000   FOREST OIL CORPORATION+                                                                                 3,364,770
     214,100   HERCULES OFFSHORE INCORPORATED+<<                                                                       5,346,077
      97,400   NEWFIELD EXPLORATION COMPANY+                                                                           4,770,652
                                                                                                                      18,384,687
                                                                                                                   -------------
TRANSPORTATION EQUIPMENT: 1.15%
     104,700   HORNBECK OFFSHORE+<<                                                                                    4,667,526
                                                                                                                   -------------
TRANSPORTATION SERVICES: 0.90%
     154,000   PACER INTERNATIONAL INCORPORATED                                                                        3,655,960
                                                                                                                   -------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.77%
     125,668   AIRGAS INCORPORATED                                                                                     7,198,263
                                                                                                                   -------------
WHOLESALE TRADE-DURABLE GOODS: 0.41%
      61,100   TITAN MACHINERY INCORPORATED+<<                                                                         1,675,362
                                                                                                                   -------------
TOTAL COMMON STOCKS (COST $325,844,399)                                                                              363,522,685
                                                                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 22.85%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.05%
   2,075,390   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                2,075,390
   2,075,390   DAILY ASSETS FUND INSTITUTIONAL                                                                         2,075,390
   2,075,390   DREYFUS CASH MANAGEMENT FUND                                                                            2,075,390
   2,075,390   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                         2,075,390
                                                                                                                       8,301,560
                                                                                                                   -------------

  PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
------------                                                                       -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 20.80%
$    830,156   ALPINE SECURITIZATION CORPORATION++                                      2.50%        08/14/2008          829,406
     830,156   AMSTEL FUNDING CORPORATION++                                             2.73         08/12/2008          829,463
     830,156   AMSTERDAM FUNDING CORPORATION++                                          2.53         08/15/2008          829,339
     318,226   AMSTERDAM FUNDING CORPORATION++                                          2.55         08/04/2008          318,159
     636,453   APRECO LLC++                                                             2.55         08/15/2008          635,822
   1,189,890   ASPEN FUNDING CORPORATION++                                              2.25         08/01/2008        1,189,890
     968,515   ASPEN FUNDING CORPORATION++                                              2.55         08/19/2008          967,280
     968,515   ATLANTIC ASSET SECURITIZATION CORPORATION++                              2.48         08/05/2008          968,248
     622,617   ATLANTIC ASSET SECURITIZATION CORPORATION++                              2.48         08/06/2008          622,402
     830,156   ATLANTIS ONE FUNDING CORPORATION++                                       2.50         08/08/2008          829,752
     691,797   BANCO SANTANDER TOTTA LOAN++ +/-                                         2.48         10/15/2008          691,554
   1,245,234   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $1,245,312)                                           2.25         08/01/2008        1,245,234
   3,818,716   BANK OF IRELAND                                                          2.20         08/01/2008        3,818,716
   2,047,718   BANK OF IRELAND                                                          2.25         08/01/2008        2,047,718
   1,438,937   BANK OF IRELAND                                                          2.30         08/01/2008        1,438,937
     691,797   BANK OF IRELAND++ +/-                                                    2.67         10/14/2008          691,660

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

DISCOVERY FUND

  PRINCIPAL    SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
------------   -------------                                                       -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    968,515   BRYANT BANK FUNDING LLC++                                                2.47%        08/18/2008    $     967,385
     613,983   CANCARA ASSET SECURITIZATION LIMITED++                                   2.57         08/13/2008          613,457
     968,515   CHARIOT FUNDING LLC++                                                    2.45         08/21/2008          967,197
     691,797   CHARIOT FUNDING LLC++                                                    2.47         08/01/2008          691,797
     822,926   CHEYNE FINANCE LLC++ +/-####(I)(A)                                       8.89         02/25/2008          112,329
     633,569   CHEYNE FINANCE LLC++ +/-####(I)(A)                                       8.99         05/19/2008           86,482
   2,296,764   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES
                  (MATURITY VALUE $2,296,909)                                           2.27         08/01/2008        2,296,764
   4,427,498   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $4,427,769)                                           2.20         08/01/2008        4,427,498
     940,843   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  BY MONEY MARKET SECURITIES (MATURITY VALUE $940,902)                  2.27         08/01/2008          940,843
     830,156   ENTERPRISE FUNDING LLC++                                                 2.45         08/06/2008          829,873
     968,515   ENTERPRISE FUNDING LLC++                                                 2.47         08/21/2008          967,186
     830,156   ERASMUS CAPITAL CORPORATION                                              2.50         08/06/2008          829,868
     246,280   ERASMUS CAPITAL CORPORATION                                              2.75         08/05/2008          246,204
     968,515   EUREKA SECURITIZATION INCORPORATED++                                     2.56         08/22/2008          967,069
     719,468   FAIRWAY FINANCE CORPORATION++                                            2.55         08/07/2008          719,163
     719,468   FAIRWAY FINANCE CORPORATION++                                            2.55         08/11/2008          718,959
     830,156   FALCON ASSET SECURITIZATION CORPORATION                                  2.47         08/06/2008          829,871
     776,223   FALCON ASSET SECURITIZATION CORPORATION++                                2.48         08/13/2008          775,582
     760,976   FORTIS BANQUE LUXEMBOURG                                                 2.55         08/28/2008          759,518
     437,271   GEMINI SECURITIZATION INCORPORATED++                                     2.55         08/14/2008          436,868
     904,316   GEMINI SECURITIZATION INCORPORATED++                                     2.55         08/26/2008          902,715
     643,481   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $643,519)                                             2.15         08/01/2008          643,481
     719,468   GRAMPIAN FUNDING LIMITED++                                               2.55         08/08/2008          719,112
     830,156   GRAMPIAN FUNDING LIMITED++                                               2.55         08/12/2008          829,509
   2,687,758   GRYPHON FUNDING LIMITED++ +/-(I)(A)                                      0.00         08/23/2009        1,148,100
   1,798,671   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)(A)                      2.54         10/16/2008        1,798,671
   1,300,577   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $1,300,659)                   2.27         08/01/2008        1,300,577
   2,767,186   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,767,354)                2.19         08/01/2008        2,767,186
     304,390   JUPITER SECURITIZATION CORPORATION++                                     2.25         08/01/2008          304,390
     830,156   JUPITER SECURITIZATION CORPORATION++                                     2.47         08/05/2008          829,928
     553,437   JUPITER SECURITIZATION CORPORATION++                                     2.50         08/04/2008          553,322
     415,078   KITTY HAWK FUNDING CORPORATION++                                         2.47         08/11/2008          414,793
     830,156   LIBERTY STREET FUNDING CORPORATION++                                     2.65         08/18/2008          829,117
     830,156   LIBERTY STREET FUNDING CORPORATION++                                     2.71         08/06/2008          829,843
   1,383,593   LINKS FINANCE LLC++ +/-                                                  2.26         08/15/2008        1,382,615
   2,075,390   MAZARIN FUNDING CORPORATION++ +/-                                        2.26         08/04/2008        2,075,084
     968,515   MONT BLANC CAPITAL CORPORATION++                                         2.57         08/18/2008          967,340
     127,982   MORGAN STANLEY+/-                                                        2.58         10/15/2008          127,905
   1,632,640   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $1,632,744)                   2.29         08/01/2008        1,632,640
   1,854,015   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,855,515)                2.24         08/13/2008        1,854,015
     830,156   NATIONWIDE BUILDING SOCIETY++                                            2.54         08/05/2008          829,922
   1,383,593   NORTHERN ROCK PLC++ +/-                                                  2.49         10/03/2008        1,380,974
     487,855   OLD LINE FUNDING CORPORATION++                                           2.48         08/08/2008          487,620
     830,156   OLD LINE FUNDING CORPORATION++                                           2.50         08/25/2008          828,772
     716,701   PALISADES INSURANCE COMPANY                                              2.64         08/20/2008          715,703
     830,156   PALISADES INSURANCE COMPANY                                              2.75         08/01/2008          830,156
      69,180   PALISADES INSURANCE COMPANY                                              3.00         08/01/2008           69,180
     968,515   PARK AVENUE RECEIVABLES CORPORATION++                                    2.45         08/19/2008          967,329
     691,797   PICAROS FUNDING LLC                                                      2.53         08/27/2008          690,532
     968,515   PICAROS FUNDING LLC++                                                    2.54         08/22/2008          967,080
     968,515   RANGER FUNDING CORPORATION++                                             2.45         08/20/2008          967,263
     760,976   REGENCY MARKETS #1 LLC++                                                 2.57         08/07/2008          760,650
     830,156   SCALDIS CAPITAL LIMITED++                                                2.57         08/13/2008          829,445

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

DISCOVERY FUND

  PRINCIPAL    SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
------------   -------------                                                       -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    968,515   SCALDIS CAPITAL LIMITED++                                               2.60%         08/26/2008    $     966,766
     968,515   SHEFFIELD RECEIVABLES CORPORATION++                                     2.45          08/11/2008          967,856
     857,828   STANFIELD VICTORIA FUNDING LLC++ +/-####(I)(A)                          5.88          04/03/2008          686,262
   1,383,593   STANFIELD VICTORIA FUNDING LLC++ +/-####(I)(A)                          6.10          02/15/2008        1,106,874
     935,309   SURREY FUNDING CORPORATION++                                            2.70          08/21/2008          933,906
     830,156   SWEDBANK MORTGAGE AB                                                    2.67          08/11/2008          829,540
     830,156   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    2.50          08/01/2008          830,156
     830,156   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    2.55          08/14/2008          829,391
     402,930   THUNDER BAY FUNDING INCORPORATED++                                      2.45          08/18/2008          402,464
     830,156   THUNDER BAY FUNDING INCORPORATED++                                      2.50          08/20/2008          829,060
     830,156   TULIP FUNDING CORPORATION++                                             2.53          08/12/2008          829,514
     691,797   UNICREDITO ITALIANO BANK (IRELAND)++ +/-                                2.49          10/14/2008          691,637
     691,797   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB++ +/-                     2.49          10/08/2008          691,651
     415,078   VARIABLE FUNDING CAPITAL CORPORATION++                                  2.45          08/15/2008          414,682
     484,258   VARIABLE FUNDING CAPITAL CORPORATION++                                  2.47          08/29/2008          483,327
     691,797   VICTORIA FINANCE LLC++ +/-####(I)(A)                                    2.62          08/07/2008          553,437
   1,189,890   VICTORIA FINANCE LLC++ +/-####(I)(A)                                    2.90          07/28/2008          951,912
   1,383,593   WHITE PINE FINANCE LLC++ +/-####(I)(A)                                  5.43          02/22/2008        1,268,755
     830,156   WINDMILL FUNDING CORPORATION++                                          2.50          08/11/2008          829,579
                                                                                                                      84,469,231
                                                                                                                   -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $93,358,291)                                                            92,770,791
                                                                                                                   -------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 9.97%
  40,493,670   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           40,493,670
                                                                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS (COST $40,493,670)                                                                       40,493,670
                                                                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $459,696,360)*                                                               122.34%                      $ 496,787,146
OTHER ASSETS AND LIABILITIES, NET                                                     (22.34)                        (90,717,082)
                                                                                      ------                       -------------
TOTAL NET ASSETS                                                                      100.00%                      $ 406,070,064
                                                                                      ======                       =============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(I)  ILLIQUID SECURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $40,493,670.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

ENTERPRISE FUND

   SHARES      SECURITY NAME                                                                                            VALUE
   ------      -------------                                                                                       --------------
COMMON STOCKS: 92.85%
APPAREL & ACCESSORY STORES: 2.29%
     124,400   GUESS INCORPORATED                                                                                  $    3,939,748
     117,100   URBAN OUTFITTERS INCORPORATED+<<                                                                         3,865,471
                                                                                                                        7,805,219
                                                                                                                   --------------
BIOPHARMACEUTICALS: 1.24%
      94,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                               4,214,960
                                                                                                                   --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.77%
      53,400   FASTENAL COMPANY                                                                                         2,609,124
                                                                                                                   --------------
BUSINESS SERVICES: 11.54%
     136,300   ACTIVISION BLIZZARD INCORPORATED+<<                                                                      4,904,074
      62,369   ADVENT SOFTWARE INCORPORATED+                                                                            2,715,546
     101,400   ANSYS INCORPORATED+<<                                                                                    4,652,232
      16,300   BAIDU.COM INCORPORATED ADR+<<                                                                            5,658,545
     135,600   CONCUR TECHNOLOGIES INCORPORATED+<<                                                                      5,589,432
     111,800   F5 NETWORKS INCORPORATED+                                                                                3,258,970
      19,400   MASTERCARD INCORPORATED CLASS A                                                                          4,736,510
     188,700   OMNITURE INCORPORATED+<<                                                                                 3,273,945
      70,000   SALESFORCE.COM INCORPORATED+                                                                             4,465,300
                                                                                                                       39,254,554
                                                                                                                   --------------
CHEMICALS & ALLIED PRODUCTS: 3.24%
     128,500   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+<<                                                 8,540,110
     190,900   MYLAN LABORATORIES INCORPORATED+<<                                                                       2,475,973
                                                                                                                       11,016,083
                                                                                                                   --------------
COMMUNICATIONS: 10.14%
     173,864   AMERICAN TOWER CORPORATION CLASS A+                                                                      7,284,902
     115,264   EQUINIX INCORPORATED+<<                                                                                  9,377,879
     202,752   NII HOLDINGS INCORPORATED+                                                                              11,082,424
     178,500   SBA COMMUNICATIONS CORPORATION CLASS A+<<                                                                6,763,365
                                                                                                                       34,508,570
                                                                                                                   --------------
DEPOSITORY INSTITUTIONS: 2.64%
     327,500   NEW YORK COMMUNITY BANCORP INCORPORATED                                                                  5,443,050
      45,200   NORTHERN TRUST CORPORATION                                                                               3,533,284
                                                                                                                        8,976,334
                                                                                                                   --------------
E-COMMERCE/SERVICES: 1.61%
      47,607   PRICELINE.COM INCORPORATED+<<                                                                            5,472,425
                                                                                                                   --------------
EATING & DRINKING PLACES: 2.06%
     159,900   BURGER KING HOLDINGS INCORPORATED                                                                        4,290,117
      75,600   YUM! BRANDS INCORPORATED                                                                                 2,707,992
                                                                                                                        6,998,109
                                                                                                                   --------------
EDUCATIONAL SERVICES: 1.27%
      75,990   DEVRY INCORPORATED                                                                                       4,316,992
                                                                                                                   --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.54%
      66,950   CLEAN HARBORS INCORPORATED+                                                                              5,224,778
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

ENTERPRISE FUND

   SHARES      SECURITY NAME                                                                                            VALUE
   ------      -------------                                                                                       --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.35%
      33,914   FIRST SOLAR INCORPORATED+                                                                           $    9,669,221
     231,931   GRAFTECH INTERNATIONAL LIMITED+                                                                          5,438,782
     129,300   INTERSIL CORPORATION CLASS A                                                                             3,120,009
      73,000   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                  3,373,330
                                                                                                                       21,601,342
                                                                                                                   --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.71%
      29,279   IHS INCORPORATED+                                                                                        1,822,032
     140,700   KBR INCORPORATED                                                                                         4,009,950
                                                                                                                        5,831,982
                                                                                                                   --------------
FOOD & KINDRED PRODUCTS: 4.07%
      49,500   BUNGE LIMITED<<                                                                                          4,896,540
      75,450   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+<<                                                             5,504,832
      64,000   RALCORP HOLDINGS INCORPORATED+                                                                           3,453,440
                                                                                                                       13,854,812
                                                                                                                   --------------
GENERAL MERCHANDISE STORES: 1.46%
     163,200   BIG LOTS INCORPORATED+<<                                                                                 4,971,072
                                                                                                                   --------------
HEALTH SERVICES: 6.11%
      69,200   AMEDISYS INCORPORATED+                                                                                   4,437,104
      59,915   COVANCE INCORPORATED+                                                                                    5,500,197
     147,000   LINCARE HOLDINGS INCORPORATED+<<                                                                         4,736,340
     174,300   PSYCHIATRIC SOLUTIONS INCORPORATED+<<                                                                    6,103,986
                                                                                                                       20,777,627
                                                                                                                   --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 2.92%
      98,436   FOSTER WHEELER LIMITED+                                                                                  5,588,212
      91,077   MCDERMOTT INTERNATIONAL INCORPORATED+                                                                    4,341,641
                                                                                                                        9,929,853
                                                                                                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.86%
     179,600   A-POWER ENERGY GENERATION SYSTEMS LIMITED+<<                                                             4,472,040
      25,507   CUMMINS INCORPORATED                                                                                     1,692,134
     145,600   GAMESTOP CORPORATION CLASS A+                                                                            5,898,256
      59,300   JOY GLOBAL INCORPORATED                                                                                  4,282,646
      38,400   NATIONAL OILWELL VARCO INCORPORATED+                                                                     3,019,392
     215,900   NUANCE COMMUNICATIONS INCORPORATED+<<                                                                    3,350,768
     129,100   OIL STATES INTERNATIONAL INCORPORATED+                                                                   7,085,008
      29,600   SPX CORPORATION                                                                                          3,752,688
                                                                                                                       33,552,932
                                                                                                                   --------------
LEGAL SERVICES: 1.33%
      63,390   FTI CONSULTING INCORPORATED+<<                                                                           4,510,832
                                                                                                                   --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.80%
      63,722   ENERGY CONVERSION DEVICES INCORPORATED+<<                                                                4,456,079
     121,120   HOLOGIC INCORPORATED+                                                                                    2,237,086
     159,500   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                   9,652,940
                                                                                                                       16,346,105
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

ENTERPRISE FUND

   SHARES      SECURITY NAME                                                                                            VALUE
   ------      -------------                                                                                       --------------
METAL MINING: 0.81%
      25,500   CLEVELAND-CLIFFS INCORPORATED<<                                                                     $    2,764,455
                                                                                                                   --------------
MISCELLANEOUS RETAIL: 2.30%
     208,965   DOLLAR TREE INCORPORATED+                                                                                7,836,188
                                                                                                                   --------------
OIL & GAS EXTRACTION: 7.56%
      88,810   CHESAPEAKE ENERGY CORPORATION                                                                            4,453,822
      84,300   NEWFIELD EXPLORATION COMPANY+                                                                            4,129,014
     125,300   NOBLE CORPORATION                                                                                        6,499,311
      82,800   ROWAN COMPANIES INCORPORATED                                                                             3,295,440
     195,100   WEATHERFORD INTERNATIONAL LIMITED+                                                                       7,361,123
                                                                                                                       25,738,710
                                                                                                                   --------------
PIPELINES: 1.62%
     171,500   THE WILLIAMS COMPANIES INCORPORATED                                                                      5,496,575
                                                                                                                   --------------
TRANSPORTATION EQUIPMENT: 1.16%
      88,300   HORNBECK OFFSHORE+<<                                                                                     3,936,414
                                                                                                                   --------------
WHOLESALE TRADE NON-DURABLE GOODS: 2.45%
     145,707   AIRGAS INCORPORATED                                                                                      8,346,098
                                                                                                                   --------------
TOTAL COMMON STOCKS (COST $306,374,615)                                                                               315,892,145
                                                                                                                   --------------
COLLATERAL FOR SECURITIES LENDING: 19.28%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.72%
   1,467,618   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                 1,467,618
   1,467,618   DAILY ASSETS FUND INSTITUTIONAL                                                                          1,467,618
   1,467,618   DREYFUS CASH MANAGEMENT FUND                                                                             1,467,618
   1,467,618   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          1,467,618
                                                                                                                        5,870,472
                                                                                                                   --------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
---------                                                                          -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 17.56%
$    587,047   ALPINE SECURITIZATION CORPORATION++                                     2.50%         08/14/2008           586,517
     587,047   AMSTEL FUNDING CORPORATION++                                            2.73          08/12/2008           586,557
     587,047   AMSTERDAM FUNDING CORPORATION++                                         2.53          08/15/2008           586,470
     225,035   AMSTERDAM FUNDING CORPORATION++                                         2.55          08/04/2008           224,987
     450,069   APRECO LLC++                                                            2.55          08/15/2008           449,623
     841,434   ASPEN FUNDING CORPORATION++                                             2.25          08/01/2008           841,434
     684,888   ASPEN FUNDING CORPORATION++                                             2.55          08/19/2008           684,015
     684,888   ATLANTIC ASSET SECURITIZATION CORPORATION++                             2.48          08/05/2008           684,700
     440,285   ATLANTIC ASSET SECURITIZATION CORPORATION++                             2.48          08/06/2008           440,134
     587,047   ATLANTIS ONE FUNDING CORPORATION++                                      2.50          08/08/2008           586,762
     489,206   BANCO SANTANDER TOTTA LOAN++ +/-                                        2.48          10/15/2008           489,034
     880,571   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $880,626)                 2.25          08/01/2008           880,571
   2,700,416   BANK OF IRELAND                                                         2.20          08/01/2008         2,700,416
   1,448,050   BANK OF IRELAND                                                         2.25          08/01/2008         1,448,050
   1,017,548   BANK OF IRELAND                                                         2.30          08/01/2008         1,017,548
     489,206   BANK OF IRELAND++ +/-                                                   2.67          10/14/2008           489,109
     684,888   BRYANT BANK FUNDING LLC++                                               2.47          08/18/2008           684,089
     434,180   CANCARA ASSET SECURITIZATION LIMITED++                                  2.57          08/13/2008           433,808
     684,888   CHARIOT FUNDING LLC++                                                   2.45          08/21/2008           683,956
     489,206   CHARIOT FUNDING LLC++                                                   2.47          08/01/2008           489,206
     581,935   CHEYNE FINANCE LLC++ +/-####(A)(I)                                      8.89          02/25/2008            79,434
     448,030   CHEYNE FINANCE LLC++ +/-####(A)(I)                                      8.99          05/19/2008            61,156

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

ENTERPRISE FUND

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
---------      -------------                                                       -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,624,164   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES
                  (MATURITY VALUE $1,624,266)                                          2.27%         08/01/2008    $    1,624,164
   3,130,918   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $3,131,109)                                          2.20          08/01/2008         3,130,918
     665,320   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $665,362)                    2.27          08/01/2008           665,320
     587,047   ENTERPRISE FUNDING LLC++                                                2.45          08/06/2008           586,847
     684,888   ENTERPRISE FUNDING LLC++                                                2.47          08/21/2008           683,948
     587,047   ERASMUS CAPITAL CORPORATION                                             2.50          08/06/2008           586,843
     174,157   ERASMUS CAPITAL CORPORATION                                             2.75          08/05/2008           174,104
     684,888   EUREKA SECURITIZATION INCORPORATED++                                    2.56          08/22/2008           683,866
     508,774   FAIRWAY FINANCE CORPORATION++                                           2.55          08/07/2008           508,558
     508,774   FAIRWAY FINANCE CORPORATION++                                           2.55          08/11/2008           508,414
     587,047   FALCON ASSET SECURITIZATION CORPORATION                                 2.47          08/06/2008           586,846
     548,909   FALCON ASSET SECURITIZATION CORPORATION++                               2.48          08/13/2008           548,455
     538,127   FORTIS BANQUE LUXEMBOURG                                                2.55          08/28/2008           537,095
     309,217   GEMINI SECURITIZATION INCORPORATED++                                    2.55          08/14/2008           308,933
     639,490   GEMINI SECURITIZATION INCORPORATED++                                    2.55          08/26/2008           638,358
     455,040   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $455,067)                                            2.15          08/01/2008           455,040
     508,774   GRAMPIAN FUNDING LIMITED++                                              2.55          08/08/2008           508,522
     587,047   GRAMPIAN FUNDING LIMITED++                                              2.55          08/12/2008           586,590
   1,900,656   GRYPHON FUNDING LIMITED++ +/- (A)(I)                                    0.00          08/23/2009           811,883
   1,271,935   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)(A)                     2.54          10/16/2008         1,271,935
     919,707   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $919,765)                    2.27          08/01/2008           919,707
   1,956,824   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,956,943)               2.19          08/01/2008         1,956,824
     215,251   JUPITER SECURITIZATION CORPORATION++                                    2.25          08/01/2008           215,251
     587,047   JUPITER SECURITIZATION CORPORATION++                                    2.47          08/05/2008           586,886
     391,365   JUPITER SECURITIZATION CORPORATION++                                    2.50          08/04/2008           391,283
     293,524   KITTY HAWK FUNDING CORPORATION++                                        2.47          08/11/2008           293,322
     587,047   LIBERTY STREET FUNDING CORPORATION++                                    2.65          08/18/2008           586,313
     587,047   LIBERTY STREET FUNDING CORPORATION++                                    2.71          08/06/2008           586,826
     978,412   LINKS FINANCE LLC++ +/-                                                 2.26          08/15/2008           977,720
   1,467,618   MAZARIN FUNDING CORPORATION++ +/-                                       2.26          08/04/2008         1,467,402
     684,888   MONT BLANC CAPITAL CORPORATION++                                        2.57          08/18/2008           684,057
      90,503   MORGAN STANLEY+/-                                                       2.58          10/15/2008            90,448
   1,154,526   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $1,154,599)                  2.29          08/01/2008         1,154,526
   1,311,072   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,312,133)               2.24          08/13/2008         1,311,072
     587,047   NATIONWIDE BUILDING SOCIETY++                                           2.54          08/05/2008           586,881
     978,412   NORTHERN ROCK PLC++ +/-                                                 2.49          10/03/2008           976,560
     344,988   OLD LINE FUNDING CORPORATION++                                          2.48          08/08/2008           344,822
     587,047   OLD LINE FUNDING CORPORATION++                                          2.50          08/25/2008           586,069
     506,817   PALISADES INSURANCE COMPANY                                             2.64          08/20/2008           506,111
     587,047   PALISADES INSURANCE COMPANY                                             2.75          08/01/2008           587,047
      48,921   PALISADES INSURANCE COMPANY                                             3.00          08/01/2008            48,921
     684,888   PARK AVENUE RECEIVABLES CORPORATION++                                   2.45          08/19/2008           684,049
     489,206   PICAROS FUNDING LLC                                                     2.53          08/27/2008           488,312
     684,888   PICAROS FUNDING LLC++                                                   2.54          08/22/2008           683,874
     684,888   RANGER FUNDING CORPORATION++                                            2.45          08/20/2008           684,003
     538,127   REGENCY MARKETS #1 LLC++                                                2.57          08/07/2008           537,896
     587,047   SCALDIS CAPITAL LIMITED++                                               2.57          08/13/2008           586,544
     684,888   SCALDIS CAPITAL LIMITED++                                               2.60          08/26/2008           683,652
     684,888   SHEFFIELD RECEIVABLES CORPORATION++                                     2.45          08/11/2008           684,422
     606,615   STANFIELD VICTORIA FUNDING LLC++ +/-####(A)(I)                          5.88          04/03/2008           485,292
     978,412   STANFIELD VICTORIA FUNDING LLC++ +/-####(A)(I)                          6.10          02/15/2008           782,729
     661,406   SURREY FUNDING CORPORATION++                                            2.70          08/21/2008           660,414
     587,047   SWEDBANK MORTGAGE AB                                                    2.67          08/11/2008           586,612

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

ENTERPRISE FUND

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
---------      -------------                                                       -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    587,047   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    2.50%         08/01/2008    $      587,047
     587,047   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    2.55          08/14/2008           586,507
     284,933   THUNDER BAY FUNDING INCORPORATED++                                      2.45          08/18/2008           284,603
     587,047   THUNDER BAY FUNDING INCORPORATED++                                      2.50          08/20/2008           586,273
     587,047   TULIP FUNDING CORPORATION++                                             2.53          08/12/2008           586,593
     489,206   UNICREDITO ITALIANO BANK (IRELAND)++ +/-                                2.49          10/14/2008           489,093
     489,206   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB++ +/-                     2.49          10/08/2008           489,103
     293,524   VARIABLE FUNDING CAPITAL CORPORATION++                                  2.45          08/15/2008           293,244
     342,444   VARIABLE FUNDING CAPITAL CORPORATION++                                  2.47          08/29/2008           341,786
     489,206   VICTORIA FINANCE LLC++ +/-####(A)(I)                                    2.62          08/07/2008           391,365
     841,434   VICTORIA FINANCE LLC++ +/-####(A)(I)                                    2.90          07/28/2008           673,147
     978,412   WHITE PINE FINANCE LLC++####(A)(I)                                      5.43          02/22/2008           897,204
     587,046   WINDMILL FUNDING CORPORATION++                                          2.50          08/11/2008           586,638
                                                                                                                       59,732,665
                                                                                                                   --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $65,981,461)                                                             65,603,137
                                                                                                                   --------------
SHARES
SHORT-TERM INVESTMENTS: 7.00%
  23,794,274   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            23,794,274
                                                                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS (COST $23,794,274)                                                                        23,794,274
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $396,150,350)*                                                                  119.13%                      $  405,289,556
OTHER ASSETS AND LIABILITIES, NET                                                     (19.13)                        (65,067,943)
                                                                                      -------                      --------------
TOTAL NET ASSETS                                                                      100.00%                      $  340,221,613
                                                                                      -------                      --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $23,794,274.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

MID CAP DISCIPLINED FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       -------------
COMMON STOCKS: 97.42%

APPAREL & ACCESSORY STORES: 0.44%
     210,000   LIMITED BRANDS INCORPORATED<<                                                                       $   3,462,900
                                                                                                                   -------------
BUSINESS SERVICES: 12.78%
     830,000   CA INCORPORATED                                                                                        19,803,800
     235,000   CONVERGYS CORPORATION<<+                                                                                2,984,500
     540,000   ELECTRONIC ARTS INCORPORATED+                                                                          23,317,200
   2,360,000   HLTH CORPORATION<<+                                                                                    25,818,400
     210,000   JUNIPER NETWORKS INCORPORATED<<+                                                                        5,466,300
     567,000   MONSTER WORLDWIDE INCORPORATED<<+                                                                      10,058,580
     164,533   TOTAL SYSTEM SERVICES INCORPORATED                                                                      3,221,556
     510,000   YAHOO! INCORPORATED+                                                                                   10,143,900
                                                                                                                     100,814,236
                                                                                                                   -------------
CHEMICALS & ALLIED PRODUCTS: 4.21%
     405,000   HOSPIRA INCORPORATED<<+                                                                                15,454,800
     755,000   NALCO HOLDING COMPANY                                                                                  17,742,500
                                                                                                                      33,197,300
                                                                                                                   -------------
COMMUNICATIONS: 1.43%
     465,000   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED<<+                                                          7,421,400
     130,200   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                         1,826,706
     250,000   SPRINT NEXTEL CORPORATION+                                                                              2,035,000
                                                                                                                      11,283,106
                                                                                                                   -------------
COMPUTER TECHNOLOGIES: 0.57%
     203,333   METAVANTE TECHNOLOGIES INCORPORATED+                                                                    4,526,193
                                                                                                                   -------------
DEPOSITORY INSTITUTIONS: 7.27%
     220,000   ASSOCIATED BANC-CORP                                                                                    3,671,800
      28,302   BANK OF NEW YORK MELLON CORPORATION                                                                     1,004,721
     150,000   COMMERCE BANCSHARES INCORPORATED                                                                        6,544,500
      95,000   M&T BANK CORPORATION<<                                                                                  6,686,100
     340,000   MARSHALL & ILSLEY CORPORATION<<                                                                         5,168,000
     865,000   US BANCORP<<                                                                                           26,477,650
     100,000   WEBSTER FINANCIAL CORPORATION                                                                           1,986,000
     170,000   WILMINGTON TRUST CORPORATION                                                                            4,006,900
      61,000   ZIONS BANCORPORATION<<                                                                                  1,785,470
                                                                                                                      57,331,141
                                                                                                                   -------------
EDUCATIONAL SERVICES: 0.23%
     117,200   CORINTHIAN COLLEGES INCORPORATED<<+                                                                     1,845,900
                                                                                                                   -------------
ELECTRIC, GAS & SANITARY SERVICES: 10.71%
   1,030,000   AQUA AMERICA INCORPORATED<<                                                                            16,325,500
   1,559,500   NISOURCE INCORPORATED                                                                                  26,636,260
      77,000   SCANA CORPORATION                                                                                       2,786,630
   1,090,000   WASTE MANAGEMENT INCORPORATED                                                                          38,738,600
                                                                                                                      84,486,990
                                                                                                                   -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.94%
   1,750,000   FLEXTRONICS INTERNATIONAL LIMITED+                                                                     15,627,500
      40,000   KLA-TENCOR CORPORATION<<                                                                                1,503,600
   1,199,400   MOLEX INCORPORATED CLASS A                                                                             27,718,134
     625,000   MOTOROLA INCORPORATED                                                                                   5,400,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

MID CAP DISCIPLINED FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
   (continued)
     593,474   NORTEL NETWORKS CORPORATION ADR<<+                                                                  $   4,534,141
                                                                                                                      54,783,375
                                                                                                                   -------------
FINANCIAL SERVICES: 3.58%
     930,000   JANUS CAPITAL GROUP INCORPORATED                                                                       28,216,200
                                                                                                                   -------------
FOOD & KINDRED PRODUCTS: 9.09%
     420,000   COCA-COLA ENTERPRISES INCORPORATED<<                                                                    7,110,600
     740,000   CONAGRA FOODS INCORPORATED                                                                             16,043,200
      58,200   HERCULES INCORPORATED                                                                                   1,166,910
     657,200   SARA LEE CORPORATION<<                                                                                  8,977,352
   1,469,913   TOOTSIE ROLL INDUSTRIES INCORPORATED<<                                                                 38,438,225
                                                                                                                      71,736,287
                                                                                                                   -------------
FOOD STORES: 0.24%
      85,000   WHOLE FOODS MARKET INCORPORATED<<+                                                                      1,884,450
                                                                                                                   -------------
FOOTWEAR: 0.23%
     410,000   CROCS INCORPORATED<<+                                                                                   1,820,400
                                                                                                                   -------------
GENERAL MERCHANDISE STORES: 0.95%
     165,000   TARGET CORPORATION                                                                                      7,462,950
                                                                                                                   -------------
HOLDING & OTHER INVESTMENT OFFICES: 2.69%
     376,000   EXTERRAN HOLDINGS INCORPORATED<<+                                                                      21,221,440
                                                                                                                   -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.73%
     315,000   3M COMPANY                                                                                             22,172,850
   1,350,000   APPLIED MATERIALS INCORPORATED                                                                         23,382,000
     820,000   INTERMEC INCORPORATED<<+                                                                               15,432,400
                                                                                                                      60,987,250
                                                                                                                   -------------
INSURANCE CARRIERS: 4.39%
     395,000   ASSURED GUARANTY LIMITED<<                                                                              4,526,700
   1,487,400   THE PROGRESSIVE CORPORATION                                                                            30,119,850
                                                                                                                      34,646,550
                                                                                                                   -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.72%
      70,000   MILLIPORE CORPORATION+                                                                                  4,924,500
     530,000   PERKINELMER INCORPORATED                                                                               15,423,000
     170,000   QUEST DIAGNOSTICS INCORPORATED                                                                          9,037,200
     530,000   ROCKWELL AUTOMATION INCORPORATED                                                                       23,590,300
                                                                                                                      52,975,000
                                                                                                                   -------------
MISCELLANEOUS RETAIL: 4.81%
      64,000   COSTCO WHOLESALE CORPORATION                                                                            4,011,520
     380,000   STAPLES INCORPORATED                                                                                    8,550,000
     740,000   WALGREEN COMPANY                                                                                       25,411,600
                                                                                                                      37,973,120
                                                                                                                   -------------
MOTION PICTURES: 2.09%
   1,150,000   TIME WARNER INCORPORATED                                                                               16,468,000
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

MID CAP DISCIPLINED FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.84%
     184,000   FEDEX CORPORATION                                                                                   $  14,506,560
                                                                                                                   -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.98%
     392,000   AMERICAN EXPRESS COMPANY                                                                               14,551,040
     525,000   CIT GROUP INCORPORATED<<                                                                                4,452,000
     265,000   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                  4,499,700
                                                                                                                      23,502,740
                                                                                                                   -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.15%
     245,000   HESS CORPORATION                                                                                       24,843,000
                                                                                                                   -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.61%
     220,000   SEALED AIR CORPORATION<<                                                                                4,774,000
                                                                                                                   -------------
TRANSPORTATION EQUIPMENT: 1.15%
     240,000   HARLEY-DAVIDSON INCORPORATED                                                                            9,081,600
                                                                                                                   -------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.38%
     105,000   SYSCO CORPORATION                                                                                       2,977,800
                                                                                                                   -------------
WHOLESALE TRADE-DURABLE GOODS: 0.21%
      75,000   BARNES GROUP INCORPORATED<<                                                                             1,694,250
                                                                                                                   -------------
TOTAL COMMON STOCKS (COST $839,499,331)                                                                              768,502,738
                                                                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 11.34%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.02%
   2,000,571   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                2,000,571
   2,000,571   DAILY ASSETS FUND INSTITUTIONAL                                                                         2,000,571
   2,000,571   DREYFUS CASH MANAGEMENT FUND                                                                            2,000,571
   2,000,571   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                         2,000,571
                                                                                                                       8,002,284
                                                                                                                   -------------

  PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
------------                                                                       -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 10.32%
$    800,228   ALPINE SECURITIZATION CORPORATION++                                     2.50%         08/14/2008          799,506
     800,228   AMSTEL FUNDING CORPORATION++                                            2.73          08/12/2008          799,561
     800,228   AMSTERDAM FUNDING CORPORATION++                                         2.53          08/15/2008          799,441
     306,754   AMSTERDAM FUNDING CORPORATION++                                         2.55          08/04/2008          306,689
     613,508   APRECO LLC++                                                            2.55          08/15/2008          612,900
   1,146,994   ASPEN FUNDING CORPORATION++                                             2.25          08/01/2008        1,146,994
     933,600   ASPEN FUNDING CORPORATION++                                             2.55          08/19/2008          932,409
     933,600   ATLANTIC ASSET SECURITIZATION CORPORATION++                             2.48          08/05/2008          933,342
     600,171   ATLANTIC ASSET SECURITIZATION CORPORATION++                             2.48          08/06/2008          599,965
     800,228   ATLANTIS ONE FUNDING CORPORATION++                                      2.50          08/08/2008          799,839
     666,857   BANCO SANTANDER TOTTA LOAN++ +/-                                        2.48          10/15/2008          666,623
   1,200,342   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,200,417)               2.25          08/01/2008        1,200,342
   3,681,050   BANK OF IRELAND                                                         2.20          08/01/2008        3,681,050
   1,973,896   BANK OF IRELAND                                                         2.25          08/01/2008        1,973,896
   1,387,062   BANK OF IRELAND                                                         2.30          08/01/2008        1,387,062
     666,857   BANK OF IRELAND++ +/-                                                   2.67          10/14/2008          666,725
     933,600   BRYANT BANK FUNDING LLC++                                               2.47          08/18/2008          932,511
     591,849   CANCARA ASSET SECURITIZATION LIMITED++                                  2.57          08/13/2008          591,342
     933,600   CHARIOT FUNDING LLC++                                                   2.45          08/21/2008          932,329
     666,857   CHARIOT FUNDING LLC++                                                   2.47          08/01/2008          666,857
     793,259   CHEYNE FINANCE LLC++ +/-####(I)(A)                                      8.89          02/25/2008          108,280

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

MID CAP DISCIPLINED FUND

  PRINCIPAL    SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
------------   -------------                                                       -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    610,730   CHEYNE FINANCE LLC++ +/-####(I)(A)                                      8.99%         05/19/2008    $      83,364
   2,213,965   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY VALUE
                  $2,214,105)                                                          2.27          08/01/2008        2,213,965
   4,267,884   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $4,268,145)                                                          2.20          08/01/2008        4,267,884
     906,925   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                  MARKET SECURITIES (MATURITY VALUE $906,982)                          2.27          08/01/2008          906,925
     800,228   ENTERPRISE FUNDING LLC++                                                2.45          08/06/2008          799,956
     933,600   ENTERPRISE FUNDING LLC++                                                2.47          08/21/2008          932,319
     800,228   ERASMUS CAPITAL CORPORATION                                             2.50          08/06/2008          799,950
     237,401   ERASMUS CAPITAL CORPORATION                                             2.75          08/05/2008          237,329
     933,600   EUREKA SECURITIZATION INCORPORATED++                                    2.56          08/22/2008          932,206
     693,531   FAIRWAY FINANCE CORPORATION++                                           2.55          08/07/2008          693,236
     693,531   FAIRWAY FINANCE CORPORATION++                                           2.55          08/11/2008          693,040
     800,228   FALCON ASSET SECURITIZATION CORPORATION                                 2.47          08/06/2008          799,954
     748,240   FALCON ASSET SECURITIZATION CORPORATION++                               2.48          08/13/2008          747,622
     733,543   FORTIS BANQUE LUXEMBOURG                                                2.55          08/28/2008          732,137
     421,507   GEMINI SECURITIZATION INCORPORATED++                                    2.55          08/14/2008          421,119
     871,715   GEMINI SECURITIZATION INCORPORATED++                                    2.55          08/26/2008          870,172
     620,284   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $620,321)                                                            2.15          08/01/2008          620,284
     693,531   GRAMPIAN FUNDING LIMITED++                                              2.55          08/08/2008          693,187
     800,228   GRAMPIAN FUNDING LIMITED++                                              2.55          08/12/2008          799,605
   2,590,863   GRYPHON FUNDING LIMITED++ +/-(I)(A)                                     0.00          08/23/2009        1,106,710
   1,733,828   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)(A)                     2.54          10/16/2008        1,733,828
   1,253,691   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $1,253,770)                  2.27          08/01/2008        1,253,691
   2,667,428   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,667,590)               2.19          08/01/2008        2,667,428
     293,417   JUPITER SECURITIZATION CORPORATION++                                    2.25          08/01/2008          293,417
     800,228   JUPITER SECURITIZATION CORPORATION++                                    2.47          08/05/2008          800,009
     533,486   JUPITER SECURITIZATION CORPORATION++                                    2.50          08/04/2008          533,374
     400,114   KITTY HAWK FUNDING CORPORATION++                                        2.47          08/11/2008          399,840
     800,228   LIBERTY STREET FUNDING CORPORATION++                                    2.65          08/18/2008          799,227
     800,228   LIBERTY STREET FUNDING CORPORATION++                                    2.71          08/06/2008          799,927
   1,333,714   LINKS FINANCE LLC++ +/-                                                 2.26          08/15/2008        1,332,771
   2,000,571   MAZARIN FUNDING CORPORATION++ +/-                                       2.26          08/04/2008        2,000,276
     933,600   MONT BLANC CAPITAL CORPORATION++                                        2.57          08/18/2008          932,467
     123,369   MORGAN STANLEY+/-                                                       2.58          10/15/2008          123,294
   1,573,782   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $1,573,882)                  2.29          08/01/2008        1,573,782
   1,787,177   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,788,623)               2.24          08/13/2008        1,787,177
     800,228   NATIONWIDE BUILDING SOCIETY++                                           2.54          08/05/2008          800,002
   1,333,714   NORTHERN ROCK PLC++ +/-                                                 2.49          10/03/2008        1,331,189
     470,268   OLD LINE FUNDING CORPORATION++                                          2.48          08/08/2008          470,041
     800,228   OLD LINE FUNDING CORPORATION++                                          2.50          08/25/2008          798,895
     690,864   PALISADES INSURANCE COMPANY                                             2.64          08/20/2008          689,901
     800,228   PALISADES INSURANCE COMPANY                                             2.75          08/01/2008          800,228
      66,686   PALISADES INSURANCE COMPANY                                             3.00          08/01/2008           66,686
     933,600   PARK AVENUE RECEIVABLES CORPORATION++                                   2.45          08/19/2008          932,456
     666,857   PICAROS FUNDING LLC                                                     2.53          08/27/2008          665,638
     933,600   PICAROS FUNDING LLC++                                                   2.54          08/22/2008          932,216
     933,600   RANGER FUNDING CORPORATION++                                            2.45          08/20/2008          932,393
     733,543   REGENCY MARKETS #1 LLC++                                                2.57          08/07/2008          733,228
     800,228   SCALDIS CAPITAL LIMITED++                                               2.57          08/13/2008          799,543
     933,600   SCALDIS CAPITAL LIMITED++                                               2.60          08/26/2008          931,914
     933,600   SHEFFIELD RECEIVABLES CORPORATION++                                     2.45          08/11/2008          932,964
     826,903   STANFIELD VICTORIA FUNDING LLC++ +/-####(I)(A)                          5.88          04/03/2008          661,522
   1,333,714   STANFIELD VICTORIA FUNDING LLC++ +/-####(I)(A)                          6.10          02/15/2008        1,066,971
     901,591   SURREY FUNDING CORPORATION++                                            2.70          08/21/2008          900,238

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

MID CAP DISCIPLINED FUND

  PRINCIPAL    SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
------------   -------------                                                       -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    800,228   SWEDBANK MORTGAGE AB                                                    2.67%         08/11/2008    $     799,635
     800,228   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    2.50          08/01/2008          800,228
     800,228   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    2.55          08/14/2008          799,491
     388,404   THUNDER BAY FUNDING INCORPORATED++                                      2.45          08/18/2008          387,955
     800,228   THUNDER BAY FUNDING INCORPORATED++                                      2.50          08/20/2008          799,172
     800,228   TULIP FUNDING CORPORATION++                                             2.53          08/12/2008          799,610
     666,857   UNICREDITO ITALIANO BANK (IRELAND)++ +/-                                2.49          10/14/2008          666,704
     666,857   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB++ +/-                     2.49          10/08/2008          666,717
     400,114   VARIABLE FUNDING CAPITAL CORPORATION++                                  2.45          08/15/2008          399,733
     466,800   VARIABLE FUNDING CAPITAL CORPORATION++                                  2.47          08/29/2008          465,903
     666,857   VICTORIA FINANCE LLC++ +/-####(I)(A)                                    2.62          08/07/2008          533,486
   1,146,994   VICTORIA FINANCE LLC++ +/-####(I)(A)                                    2.90          07/28/2008          917,595
   1,333,714   WHITE PINE FINANCE LLC++ +/-####(I)(A)                                  5.43          02/22/2008        1,223,016
     800,228   WINDMILL FUNDING CORPORATION++                                          2.50          08/11/2008          799,671
                                                                                                                      81,424,076
                                                                                                                   -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $90,549,014)                                                            89,426,360
                                                                                                                   -------------

SHARES
------
SHORT-TERM INVESTMENTS: 2.89%
  22,823,349   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           22,823,349
                                                                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS (COST $22,823,349)                                                                       22,823,349
                                                                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $952,871,694)*                                                                 111.65%                       $ 880,752,447
OTHER ASSETS AND LIABILITIES, NET                                                    (11.65)                         (91,871,472)
                                                                                   --------                        -------------
TOTAL NET ASSETS                                                                     100.00%                       $ 788,880,975
                                                                                   --------                        -------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(I)  ILLIQUID SECURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $22,823,349.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

OPPORTUNITY FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       -------------
COMMON STOCKS: 91.72%
AMUSEMENT & RECREATION SERVICES: 1.04%
     718,000   INTERNATIONAL GAME TECHNOLOGY                                                                       $  15,587,780
                                                                                                                   -------------
APPAREL & ACCESSORY STORES: 1.16%
     606,000   NORDSTROM INCORPORATED<<                                                                               17,416,440
                                                                                                                   -------------
BUSINESS SERVICES: 10.65%
     600,000   AKAMAI TECHNOLOGIES INCORPORATED+                                                                      14,004,000
   1,710,000   CADENCE DESIGN SYSTEMS INCORPORATED<<+                                                                 12,636,900
     415,000   ELECTRONIC ARTS INCORPORATED+                                                                          17,919,700
     365,000   FISERV INCORPORATED<<+                                                                                 17,454,300
     830,000   IMS HEALTH INCORPORATED<<                                                                              17,347,000
   2,300,000   INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                                         20,217,000
     690,600   NCR CORPORATION+                                                                                       18,549,516
     443,100   OMNICOM GROUP INCORPORATED<<                                                                           18,915,939
   1,050,000   RED HAT INCORPORATED<<+                                                                                22,449,000
                                                                                                                     159,493,355
                                                                                                                   -------------
CHEMICALS & ALLIED PRODUCTS: 5.98%
     305,000   AMGEN INCORPORATED+                                                                                    19,102,150
     450,000   AVERY DENNISON CORPORATION                                                                             19,804,500
     380,000   CLOROX COMPANY                                                                                         20,710,000
     320,000   PRAXAIR INCORPORATED                                                                                   29,993,600
                                                                                                                      89,610,250
                                                                                                                   -------------
COMMUNICATIONS: 6.03%
     850,000   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A+                                                20,638,000
   1,065,000   COMCAST CORPORATION CLASS A<<                                                                          21,875,100
     475,000   LIBERTY MEDIA CORPORATION ENTERTAINMENT CLASS A+                                                       11,694,500
   1,300,000   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A<<+                                                      18,239,000
     440,000   SCRIPPS NETWORKS INTERACTIVE INCORPORATED<<                                                            17,837,600
                                                                                                                      90,284,200
                                                                                                                   -------------
DEPOSITORY INSTITUTIONS: 4.21%
     470,000   BANK OF NEW YORK MELLON CORPORATION                                                                    16,685,000
     645,000   BB&T CORPORATION<<                                                                                     18,072,900
     476,000   CITIGROUP INCORPORATED                                                                                  8,896,440
     240,000   JPMORGAN CHASE & COMPANY                                                                                9,751,200
     157,300   TORONTO-DOMINION BANK ADR<<                                                                             9,557,548
                                                                                                                      62,963,088
                                                                                                                   -------------
EATING & DRINKING PLACES: 0.88%
     405,000   DARDEN RESTAURANTS INCORPORATED<<                                                                      13,190,850
                                                                                                                   -------------
ELECTRIC, GAS & SANITARY SERVICES: 1.31%
     601,900   REPUBLIC SERVICES INCORPORATED                                                                         19,561,750
                                                                                                                   -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT:
   10.74%
  11,225,000   ARM HOLDINGS PLC                                                                                       21,171,311
   2,055,000   FLEXTRONICS INTERNATIONAL LIMITED<<+                                                                   18,351,150
     745,000   MICROSEMI CORPORATION<<+                                                                               19,340,200
     845,000   MOLEX INCORPORATED CLASS A                                                                             19,527,950
     872,000   NETAPP INCORPORATED+                                                                                   22,279,600
   2,775,000   ON SEMICONDUCTOR CORPORATION<<+                                                                        26,057,250
     937,500   POLYCOM INCORPORATED<<+                                                                                22,125,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

OPPORTUNITY FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
   (continued)
     240,000   ROCKWELL COLLINS INCORPORATED                                                                       $  11,925,600
                                                                                                                     160,778,061
                                                                                                                   -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.71%
     615,000   ACCENTURE LIMITED CLASS A                                                                              25,682,400
                                                                                                                   -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.38%
     440,000   ILLINOIS TOOL WORKS INCORPORATED                                                                       20,614,000
                                                                                                                   -------------
FOOD & KINDRED PRODUCTS: 1.22%
     654,300   PEPSI BOTTLING GROUP INCORPORATED                                                                      18,222,255
                                                                                                                   -------------
FORESTRY: 1.01%
     283,000   WEYERHAEUSER COMPANY                                                                                   15,129,180
                                                                                                                   -------------
GENERAL MERCHANDISE STORES: 2.22%
     435,000   JCPENNEY COMPANY INCORPORATED                                                                          13,411,050
     440,000   TARGET CORPORATION                                                                                     19,901,200
                                                                                                                      33,312,250
                                                                                                                   -------------
HEALTH SERVICES: 1.24%
   3,025,000   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<+                                                  18,603,750
                                                                                                                   -------------
HOLDING & OTHER INVESTMENT OFFICES: 0.61%
     330,000   OAKTREE CAPITAL MANAGEMENT+                                                                             9,157,500
                                                                                                                   -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.09%
     395,000   DOVER CORPORATION                                                                                      19,603,850
     570,000   PALL CORPORATION                                                                                       23,039,400
   1,240,000   SEAGATE TECHNOLOGY                                                                                     18,562,800
                                                                                                                      61,206,050
                                                                                                                   -------------
INSURANCE CARRIERS: 3.64%
     425,000   ACE LIMITED                                                                                            21,547,500
   1,935,000   MGIC INVESTMENT CORPORATION<<                                                                          12,384,000
     405,000   RENAISSANCERE HOLDINGS LIMITED                                                                         20,602,350
                                                                                                                      54,533,850
                                                                                                                   -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 7.88%
     630,000   APPLIED BIOSYSTEMS                                                                                     23,265,900
     410,000   COOPER COMPANIES INCORPORATED<<                                                                        13,817,000
     360,000   MEDTRONIC INCORPORATED                                                                                 19,018,800
     540,000   RESMED INCORPORATED<<+                                                                                 20,422,800
     358,600   ROCKWELL AUTOMATION INCORPORATED                                                                       15,961,286
     375,000   WATERS CORPORATION+                                                                                    25,477,500
                                                                                                                     117,963,286
                                                                                                                   -------------
MEDICAL PRODUCTS: 1.04%
     225,000   ZIMMER HOLDINGS INCORPORATED+                                                                          15,504,750
                                                                                                                   -------------
METAL MINING: 1.03%
     159,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                    15,383,250
                                                                                                                   -------------
MISCELLANEOUS RETAIL: 2.61%
     435,000   CVS CAREMARK CORPORATION                                                                               15,877,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

OPPORTUNITY FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                      --------------
MISCELLANEOUS RETAIL (continued)
   1,030,000   STAPLES INCORPORATED<<                                                                             $   23,175,000
                                                                                                                      39,052,500
                                                                                                                  --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.21%
     490,000   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                              18,120,200
                                                                                                                  --------------
OIL & GAS EXTRACTION: 10.46%
     275,000   APACHE CORPORATION                                                                                     30,846,750
     330,000   CHESAPEAKE ENERGY CORPORATION                                                                          16,549,500
     350,000   HALLIBURTON COMPANY                                                                                    15,687,000
     333,000   TRANSOCEAN INCORPORATED                                                                                45,297,990
   1,280,000   WEATHERFORD INTERNATIONAL LIMITED+                                                                     48,294,400
                                                                                                                     156,675,640
                                                                                                                  --------------
PERSONAL SERVICES: 0.86%
     460,000   REGIS CORPORATION                                                                                      12,875,400
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES: 0.54%
     140,700   NUCOR CORPORATION                                                                                       8,052,282
                                                                                                                  --------------
REAL ESTATE: 1.08%
     240,000   DJ WILSHIRE REIT ETF<<                                                                                 16,159,200
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.19%
     765,000   INVESCO LIMITED                                                                                        17,816,850
                                                                                                                  --------------
TRANSPORTATION BY AIR: 1.36%
     392,400   AIR CANADA+++                                                                                           1,919,941
     345,800   AIR CANADA CLASS A+                                                                                     1,691,936
     825,000   TAM SA ADR<<+                                                                                          16,698,000
                                                                                                                      20,309,877
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 1.35%
     670,000   JOHNSON CONTROLS INCORPORATED                                                                          20,207,200
                                                                                                                  --------------
UTILITIES: 0.71%
     135,000   VANGUARD UTILITIES ETF                                                                                 10,615,050
                                                                                                                  --------------
WATER TRANSPORTATION: 1.28%
     750,000   ROYAL CARIBBEAN CRUISES LIMITED<<                                                                      19,110,000
                                                                                                                  --------------
TOTAL COMMON STOCKS (COST $1,348,107,094)                                                                          1,373,192,494
                                                                                                                  --------------
INVESTMENT COMPANIES: 1.96%
STOCK FUNDS: 1.96%
     165,000   ISHARES S&P SMALLCAP 600 INDEX FUND<<                                                                  10,132,650
     132,000   MIDCAP SPDR TRUST SERIES 1<<                                                                           19,245,600
                                                                                                                      29,378,250
                                                                                                                  --------------
TOTAL INVESTMENT COMPANIES (COST $30,277,167)                                                                         29,378,250
                                                                                                                  --------------
RIGHTS: 0.00%
     566,000   SEAGATE TECHNOLOGY RIGHTS+(A)(I)                                                                                0
TOTAL RIGHTS (COST $0)                                                                                                         0
                                                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

OPPORTUNITY FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   ------------                                                                                        -------------
COLLATERAL FOR SECURITIES LENDING: 18.52%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.66%
   6,201,253   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                            $   6,201,253
   6,201,253   DAILY ASSETS FUND INSTITUTIONAL                                                                         6,201,253
   6,201,253   DREYFUS CASH MANAGEMENT FUND                                                                            6,201,253
   6,201,253   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                         6,201,253
                                                                                                                      24,805,012
                                                                                                                   -------------

 PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
------------                                                                       -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 16.86%
$  2,480,501   ALPINE SECURITIZATION CORPORATION++                                     2.50%         08/14/2008        2,478,262
   2,480,501   AMSTEL FUNDING CORPORATION++                                            2.73          08/12/2008        2,478,432
   2,480,501   AMSTERDAM FUNDING CORPORATION++                                         2.53          08/15/2008        2,478,060
     950,859   AMSTERDAM FUNDING CORPORATION++                                         2.55          08/04/2008          950,657
   1,901,717   APRECO LLC++                                                            2.55          08/15/2008        1,899,832
   3,555,385   ASPEN FUNDING CORPORATION++                                             2.25          08/01/2008        3,555,385
   2,893,918   ASPEN FUNDING CORPORATION++                                             2.55          08/19/2008        2,890,228
   2,893,918   ATLANTIC ASSET SECURITIZATION CORPORATION++                             2.48          08/05/2008        2,893,120
   1,860,376   ATLANTIC ASSET SECURITIZATION CORPORATION++                             2.48          08/06/2008        1,859,735
   2,480,501   ATLANTIS ONE FUNDING CORPORATION++                                      2.50          08/08/2008        2,479,295
   2,067,084   BANCO SANTANDER TOTTA LOAN++ +/-                                        2.48          10/15/2008        2,066,359
   3,720,752   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,720,985)               2.25          08/01/2008        3,720,752
  11,410,304   BANK OF IRELAND                                                         2.20          08/01/2008       11,410,304
   6,118,569   BANK OF IRELAND                                                         2.25          08/01/2008        6,118,569
   4,299,535   BANK OF IRELAND                                                         2.30          08/01/2008        4,299,535
   2,067,084   BANK OF IRELAND++ +/-                                                   2.67          10/14/2008        2,066,675
   2,893,918   BRYANT BANK FUNDING LLC++                                               2.47          08/18/2008        2,890,542
   1,834,579   CANCARA ASSET SECURITIZATION LIMITED++                                  2.57          08/13/2008        1,833,007
   2,893,918   CHARIOT FUNDING LLC++                                                   2.45          08/21/2008        2,889,979
   2,067,084   CHARIOT FUNDING LLC++                                                   2.47          08/01/2008        2,067,084
   2,458,899   CHEYNE FINANCE LLC++ +/-####(I)(A)                                      8.89          02/25/2008          335,640
   1,893,101   CHEYNE FINANCE LLC++ +/-####(I)(A)                                      8.99          05/19/2008          258,408
   6,862,719   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY VALUE
                  $6,863,152)                                                          2.27          08/01/2008        6,862,719
  13,229,339   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $13,230,147)                                                         2.20          08/01/2008       13,229,339
   2,811,234   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                  MARKET SECURITIES (MATURITY VALUE $2,811,411)                        2.27          08/01/2008        2,811,234
   2,480,501   ENTERPRISE FUNDING LLC++                                                2.45          08/06/2008        2,479,657
   2,893,918   ENTERPRISE FUNDING LLC++                                                2.47          08/21/2008        2,889,947
   2,480,501   ERASMUS CAPITAL CORPORATION                                             2.50          08/06/2008        2,479,640
     735,882   ERASMUS CAPITAL CORPORATION                                             2.75          08/05/2008          735,657
   2,893,918   EUREKA SECURITIZATION INCORPORATED++                                    2.56          08/22/2008        2,889,596
   2,149,768   FAIRWAY FINANCE CORPORATION++                                           2.55          08/07/2008        2,148,854
   2,149,768   FAIRWAY FINANCE CORPORATION++                                           2.55          08/11/2008        2,148,245
   2,480,501   FALCON ASSET SECURITIZATION CORPORATION                                 2.47          08/06/2008        2,479,650
   2,319,351   FALCON ASSET SECURITIZATION CORPORATION++                               2.48          08/13/2008        2,317,434
   2,273,793   FORTIS BANQUE LUXEMBOURG                                                2.55          08/28/2008        2,269,435
   1,306,563   GEMINI SECURITIZATION INCORPORATED++                                    2.55          08/14/2008        1,305,359
   2,702,092   GEMINI SECURITIZATION INCORPORATED++                                    2.55          08/26/2008        2,697,307
   1,922,719   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $1,922,834)                                                          2.15          08/01/2008        1,922,719
   2,149,768   GRAMPIAN FUNDING LIMITED++                                              2.55          08/08/2008        2,148,702
   2,480,501   GRAMPIAN FUNDING LIMITED++                                              2.55          08/12/2008        2,478,568
   8,031,007   GRYPHON FUNDING LIMITED++ +/-(I)(A)                                     0.00          08/23/2009        3,430,514
   5,374,419   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)(A)                     2.54          10/16/2008        5,374,419
   3,886,118   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $3,886,363)                  2.27          08/01/2008        3,886,118

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

OPPORTUNITY FUND

 PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
------------   -------------                                                       -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  8,268,337   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $8,268,840)               2.19%         08/01/2008    $   8,268,337
     909,517   JUPITER SECURITIZATION CORPORATION++                                    2.25          08/01/2008          909,517
   2,480,501   JUPITER SECURITIZATION CORPORATION++                                    2.47          08/05/2008        2,479,820
   1,653,667   JUPITER SECURITIZATION CORPORATION++                                    2.50          08/04/2008        1,653,323
   1,240,251   KITTY HAWK FUNDING CORPORATION++                                        2.47          08/11/2008        1,239,400
   2,480,501   LIBERTY STREET FUNDING CORPORATION++                                    2.65          08/18/2008        2,477,397
   2,480,501   LIBERTY STREET FUNDING CORPORATION++                                    2.71          08/06/2008        2,479,567
   4,134,168   LINKS FINANCE LLC++ +/-                                                 2.26          08/15/2008        4,131,245
   6,201,253   MAZARIN FUNDING CORPORATION++ +/-                                       2.26          08/04/2008        6,200,340
   2,893,918   MONT BLANC CAPITAL CORPORATION++                                        2.57          08/18/2008        2,890,406
     382,411   MORGAN STANLEY+/-                                                       2.58          10/15/2008          382,178
   4,878,319   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $4,878,629)                  2.29          08/01/2008        4,878,319
   5,539,786   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $5,544,267)               2.24          08/13/2008        5,539,786
   2,480,501   NATIONWIDE BUILDING SOCIETY++                                           2.54          08/05/2008        2,479,801
   4,134,168   NORTHERN ROCK PLC++ +/-                                                 2.49          10/03/2008        4,126,342
   1,457,708   OLD LINE FUNDING CORPORATION++                                          2.48          08/08/2008        1,457,005
   2,480,501   OLD LINE FUNDING CORPORATION++                                          2.50          08/25/2008        2,476,367
   2,141,499   PALISADES INSURANCE COMPANY                                             2.64          08/20/2008        2,138,515
   2,480,501   PALISADES INSURANCE COMPANY                                             2.75          08/01/2008        2,480,501
     206,708   PALISADES INSURANCE COMPANY                                             3.00          08/01/2008          206,708
   2,893,918   PARK AVENUE RECEIVABLES CORPORATION++                                   2.45          08/19/2008        2,890,373
   2,067,084   PICAROS FUNDING LLC                                                     2.53          08/27/2008        2,063,307
   2,893,918   PICAROS FUNDING LLC++                                                   2.54          08/22/2008        2,889,630
   2,893,918   RANGER FUNDING CORPORATION++                                            2.45          08/20/2008        2,890,176
   2,273,793   REGENCY MARKETS #1 LLC++                                                2.57          08/07/2008        2,272,819
   2,480,501   SCALDIS CAPITAL LIMITED++                                               2.57          08/13/2008        2,478,376
   2,893,918   SCALDIS CAPITAL LIMITED++                                               2.60          08/26/2008        2,888,693
   2,893,918   SHEFFIELD RECEIVABLES CORPORATION++                                     2.45          08/11/2008        2,891,948
   2,563,184   STANFIELD VICTORIA FUNDING LLC++ +/-####(I)(A)                          5.88          04/03/2008        2,050,547
   4,134,168   STANFIELD VICTORIA FUNDING LLC++ +/-####(I)(A)                          6.10          02/15/2008        3,307,335
   2,794,698   SURREY FUNDING CORPORATION++                                            2.70          08/21/2008        2,790,506
   2,480,501   SWEDBANK MORTGAGE AB                                                    2.67          08/11/2008        2,478,661
   2,480,501   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    2.50          08/01/2008        2,480,501
   2,480,501   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    2.55          08/14/2008        2,478,217
   1,203,953   THUNDER BAY FUNDING INCORPORATED++                                      2.45          08/18/2008        1,202,560
   2,480,501   THUNDER BAY FUNDING INCORPORATED++                                      2.50          08/20/2008        2,477,228
   2,480,501   TULIP FUNDING CORPORATION++                                             2.53          08/12/2008        2,478,583
   2,067,084   UNICREDITO ITALIANO BANK (IRELAND)++ +/-                                2.49          10/14/2008        2,066,609
   2,067,084   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB++ +/-                     2.49          10/08/2008        2,066,650
   1,240,251   VARIABLE FUNDING CAPITAL CORPORATION++                                  2.45          08/15/2008        1,239,069
   1,446,959   VARIABLE FUNDING CAPITAL CORPORATION++                                  2.47          08/29/2008        1,444,179
   2,067,084   VICTORIA FINANCE LLC++ +/-####(I)(A)                                    2.62          08/07/2008        1,653,667
   3,555,385   VICTORIA FINANCE LLC++ +/-####(I)(A)                                    2.90          07/28/2008        2,844,308
   4,134,168   WHITE PINE FINANCE LLC++ +/-####(I)(A)                                  5.43          02/22/2008        3,791,032
   2,480,501   WINDMILL FUNDING CORPORATION++                                          2.50          08/11/2008        2,478,778
                                                                                                                     252,393,599
                                                                                                                   -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $278,850,924)                                                          277,198,611
                                                                                                                   -------------

  SHARES
------------
SHORT-TERM INVESTMENTS: 6.00%
  69,819,749   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           69,819,749
                                                                                                                   -------------

PRINCIPAL
------------
US TREASURY BILLS: 1.33%
$  7,000,000   US TREASURY BILL<<##                                                    1.27          09/18/2008        6,987,403
   3,000,000   US TREASURY BILL<<##                                                    1.81          09/18/2008        2,994,601

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

OPPORTUNITY FUND

PRINCIPAL      SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
------------   -------------                                                      -------------   -------------    -------------
US TREASURY BILLS (continued)
  10,000,000   US TREASURY BILL<<##                                                    1.83%        09/18/2008    $    9,982,004
                                                                                                                      19,964,008
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $89,776,962)                                                                       89,783,757
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,747,012,147)*                                                                118.20%                     $1,769,553,112
OTHER ASSETS AND LIABILITIES, NET                                                     (18.20)                       (272,461,005)
                                                                                      ------                      --------------
TOTAL NET ASSETS                                                                      100.00%                     $1,497,092,107
                                                                                      ======                      ==============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+    NON-INCOME EARNING SECURITIES.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(I)  ILLIQUID SECURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $69,819,749.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL CAP DISCIPLINED FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       -------------
COMMON STOCKS: 97.83%

AMUSEMENT & RECREATION SERVICES: 0.18%
     132,100   LAKES ENTERTAINMENT INCORPORATED+<<                                                                 $     705,414
                                                                                                                   -------------
APPAREL & ACCESSORY STORES: 0.23%
     194,000   HEELYS INCORPORATED+<<                                                                                    876,880
                                                                                                                   -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.25%
      30,000   AVATAR HOLDINGS INCORPORATED+<<                                                                           949,500
                                                                                                                   -------------
BUSINESS SERVICES: 13.67%
     909,988   ASSET ACCEPTANCE CAPITAL CORPORATION+                                                                  10,710,559
     870,000   CONVERGYS CORPORATION+                                                                                 11,049,000
     240,100   ELECTRONIC DATA SYSTEMS CORPORATION                                                                     5,956,881
     135,000   ELECTRONICS FOR IMAGING INCORPORATED+                                                                   1,891,350
     170,000   FAIR ISAAC CORPORATION<<                                                                                3,784,200
     654,000   HLTH CORPORATION+                                                                                       7,154,760
     733,000   MIDWAY GAMES INCORPORATED+<<                                                                            2,748,750
     141,000   MONSTER WORLDWIDE INCORPORATED+<<                                                                       2,501,340
     267,000   WEBMD HEALTH CORPORATION+<<                                                                             6,461,400
                                                                                                                      52,258,240
                                                                                                                   -------------
CHEMICALS & ALLIED PRODUCTS: 0.41%
     125,000   NOVEN PHARMACEUTICALS INCORPORATED+                                                                     1,552,500
                                                                                                                   -------------
COMMUNICATIONS: 3.62%
     965,000   MASTEC INCORPORATED+                                                                                   13,847,750
                                                                                                                   -------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.66%
     190,000   COMFORT SYSTEMS USA INCORPORATED                                                                        2,519,400
                                                                                                                   -------------
DEPOSITORY INSTITUTIONS: 7.39%
      95,249   AMCORE FINANCIAL INCORPORATED<<                                                                           584,829
      95,300   ANCHOR BANCORP WISCONSIN INCORPORATED<<                                                                   686,160
      49,400   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                          386,802
      24,000   CENTRAL PACIFIC FINANCIAL CORPORATION<<                                                                   265,680
      44,900   COMMUNITY TRUST BANCORP                                                                                 1,383,818
     163,700   FIRST COMMONWEALTH FINANCIAL CORPORATION<<                                                              1,866,180
      22,340   FIRST FINANCIAL BANCORP                                                                                   252,442
      38,000   FIRST MIDWEST BANCORP INCORPORATED<<                                                                      780,140
      66,000   FIRSTMERIT CORPORATION                                                                                  1,298,880
      45,710   INTERNATIONAL BANCSHARES CORPORATION<<                                                                  1,124,466
     312,000   MARSHALL & ILSLEY CORPORATION<<                                                                         4,742,400
      62,933   NATIONAL PENN BANCSHARES INCORPORATED<<                                                                   845,190
       3,800   NBT BANCORP INCORPORATED                                                                                   94,202
     127,000   OLD NATIONAL BANCORP<<                                                                                  1,927,860
      53,000   PACIFIC CAPITAL BANCORP<<                                                                                 692,710
      24,100   PACWEST BANCORP<<                                                                                         448,742
      52,700   PROVIDENT BANKSHARES CORPORATION<<                                                                        479,570
     164,841   STERLING FINANCIAL CORPORATION<<                                                                        1,233,011
      88,900   SUSQUEHANNA BANCSHARES INCORPORATED                                                                     1,273,048
      26,200   UMB FINANCIAL CORPORATION                                                                               1,442,834
     162,000   UMPQUA HOLDINGS CORPORATION<<                                                                           2,199,960
      52,600   UNITED COMMUNITY BANKS INCORPORATED<<                                                                     560,190
      48,195   VALLEY NATIONAL BANCORP<<                                                                                 951,369
      60,400   WEBSTER FINANCIAL CORPORATION                                                                           1,199,544
      64,200   WILMINGTON TRUST CORPORATION                                                                            1,513,194
                                                                                                                      28,233,221
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL CAP DISCIPLINED FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       -------------
EATING & DRINKING PLACES: 1.68%
     167,800   CEC ENTERTAINMENT INCORPORATED+<<                                                                   $   5,849,508
     107,000   RUBIO'S RESTAURANTS INCORPORATED+<<                                                                       557,470
                                                                                                                       6,406,978
                                                                                                                   -------------
EDUCATIONAL SERVICES: 0.22%
      54,400   CORINTHIAN COLLEGES INCORPORATED+<<                                                                       856,800
                                                                                                                   -------------
ELECTRIC, GAS & SANITARY SERVICES: 5.62%
     139,800   CLEAN HARBORS INCORPORATED+                                                                            10,909,992
     620,000   NISOURCE INCORPORATED                                                                                  10,589,600
                                                                                                                      21,499,592
                                                                                                                   -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT:
   7.87%
     504,500   ARRIS GROUP INCORPORATED+                                                                               4,828,065
     135,000   EXAR CORPORATION+                                                                                       1,039,500
     270,000   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                  5,302,800
     568,000   MERCURY COMPUTER SYSTEMS INCORPORATED+<<                                                                4,339,520
     525,000   MOLEX INCORPORATED CLASS A                                                                             12,132,750
     108,800   ZOLTEK COMPANIES INCORPORATED+<<                                                                        2,428,416
                                                                                                                      30,071,051
                                                                                                                   -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.12%
     330,000   CRA INTERNATIONAL INCORPORATED+<<                                                                      12,417,900
     282,300   SYMYX TECHNOLOGIES INCORPORATED+                                                                        2,679,027
      11,100   TEJON RANCH COMPANY+<<                                                                                    336,885
      60,000   TRIMERIS INCORPORATED+<<                                                                                  305,400
                                                                                                                      15,739,212
                                                                                                                   -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.87%
      31,000   VALMONT INDUSTRIES INCORPORATED                                                                         3,314,210
                                                                                                                   -------------
FOOD & KINDRED PRODUCTS: 11.57%
     390,000   COCA-COLA ENTERPRISES INCORPORATED                                                                      6,602,700
     385,000   HERCULES INCORPORATED                                                                                   7,719,250
     770,000   TOOTSIE ROLL INDUSTRIES INCORPORATED<<                                                                 20,135,500
     457,438   UNITED NATURAL FOODS INCORPORATED+<<                                                                    8,791,958
     712,500   VERMONT PURE HOLDINGS LIMITED+                                                                            990,375
                                                                                                                      44,239,783
                                                                                                                   -------------
FOOD STORES: 2.43%
     585,000   WINN-DIXIE STORES INCORPORATED+                                                                         9,295,650
                                                                                                                   -------------
FOOTWEAR: 0.13%
     110,000   CROCS INCORPORATED+<<                                                                                     488,400
                                                                                                                   -------------
HEALTH SERVICES: 0.56%
   2,177,700   HOOPER HOLMES INCORPORATED+                                                                             2,134,146
                                                                                                                   -------------
HOLDING & OTHER INVESTMENT OFFICES: 2.83%
     126,110   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                     4,309,179
     115,000   EXTERRAN HOLDINGS INCORPORATED+                                                                         6,490,600
                                                                                                                      10,799,779
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL CAP DISCIPLINED FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.22%
     230,600   MTR GAMING GROUP INCORPORATED+<<                                                                    $     850,914
                                                                                                                   -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.47%
   1,400,000   ENTEGRIS INCORPORATED+<<                                                                                8,862,000
   1,199,000   INFOCUS CORPORATION+                                                                                    1,798,500
     580,000   INTERMEC INCORPORATED+<<                                                                               10,915,600
      13,600   PLANAR SYSTEMS INCORPORATED+                                                                               29,376
     991,000   ULTRATECH INCORPORATED+                                                                                14,607,340
                                                                                                                      36,212,816
                                                                                                                   -------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.04%
     505,100   CRAWFORD & COMPANY CLASS A+                                                                             3,959,984
                                                                                                                   -------------
LEATHER & LEATHER PRODUCTS: 0.28%
      74,000   TIMBERLAND COMPANY+                                                                                     1,061,160
                                                                                                                   -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 10.54%
     785,000   HERLEY INDUSTRIES INCORPORATED+**                                                                      12,450,100
     333,500   NEWPORT CORPORATION+<<                                                                                  3,498,415
     350,000   PERKINELMER INCORPORATED                                                                               10,185,000
     180,100   VITAL SIGNS INCORPORATED                                                                               13,174,315
      31,100   ZOLL MEDICAL CORPORATION+                                                                                 979,650
                                                                                                                      40,287,480
                                                                                                                   -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 4.93%
      91,000   ARMSTRONG WORLD INDUSTRIES INCORPORATED+                                                                3,067,610
   1,462,400   LEAPFROG ENTERPRISES INCORPORATED+<<                                                                   13,995,168
     115,000   LYDALL INCORPORATED+                                                                                    1,789,400
                                                                                                                      18,852,178
                                                                                                                   -------------
OIL & GAS EXTRACTION: 0.30%
     686,700   SYNTROLEUM CORPORATION+<<                                                                               1,167,390
                                                                                                                   -------------
PAPER & ALLIED PRODUCTS: 0.78%
     307,000   BUCKEYE TECHNOLOGIES INCORPORATED+                                                                      2,993,250
                                                                                                                   -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.76%
      84,600   WD-40 COMPANY                                                                                           2,890,782
                                                                                                                   -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.83%
   1,500,000   PLAYBOY ENTERPRISES INCORPORATED CLASS B+**                                                             7,005,000
                                                                                                                   -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.55%
      97,000   SEALED AIR CORPORATION                                                                                  2,104,900
                                                                                                                   -------------
TRANSPORTATION EQUIPMENT: 2.36%
     627,800   FEDERAL SIGNAL CORPORATION<<                                                                            9,021,486
                                                                                                                   -------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.46%
     125,000   KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                           1,743,750
                                                                                                                   -------------
TOTAL COMMON STOCKS (COST $430,391,977)                                                                              373,939,596
                                                                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 10.83%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.97%
     926,185   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                  926,185

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL CAP DISCIPLINED FUND

   SHARES      SECURITY NAME                                                                                           VALUE
------------   -------------                                                                                       -------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
     926,185   DAILY ASSETS FUND INSTITUTIONAL                                                                     $     926,185
     926,185   DREYFUS CASH MANAGEMENT FUND                                                                              926,185
     926,185   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           926,185
                                                                                                                       3,704,740
                                                                                                                   -------------

  PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
------------                                                                       -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.86%
$    370,474   ALPINE SECURITIZATION CORPORATION++                                     2.50%         08/14/2008          370,140
     370,474   AMSTEL FUNDING CORPORATION++                                            2.73          08/12/2008          370,165
     370,474   AMSTERDAM FUNDING CORPORATION++                                         2.53          08/15/2008          370,109
     142,015   AMSTERDAM FUNDING CORPORATION++                                         2.55          08/04/2008          141,985
     284,030   APRECO LLC++                                                            2.55          08/15/2008          283,748
     531,013   ASPEN FUNDING CORPORATION++                                             2.25          08/01/2008          531,013
     432,220   ASPEN FUNDING CORPORATION++                                             2.55          08/19/2008          431,669
     432,220   ATLANTIC ASSET SECURITIZATION CORPORATION++                             2.48          08/05/2008          432,101
     277,855   ATLANTIC ASSET SECURITIZATION CORPORATION++                             2.48          08/06/2008          277,760
     370,474   ATLANTIS ONE FUNDING CORPORATION++                                      2.50          08/08/2008          370,294
     308,728   BANCO SANTANDER TOTTA LOAN++ +/-                                        2.48          10/15/2008          308,620
     555,711   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $555,746)                 2.25          08/01/2008          555,711
   1,704,180   BANK OF IRELAND                                                         2.20          08/01/2008        1,704,180
     913,836   BANK OF IRELAND                                                         2.25          08/01/2008          913,836
     642,155   BANK OF IRELAND                                                         2.30          08/01/2008          642,155
     308,728   BANK OF IRELAND++ +/-                                                   2.67          10/14/2008          308,667
     432,220   BRYANT BANK FUNDING LLC++                                               2.47          08/18/2008          431,716
     274,003   CANCARA ASSET SECURITIZATION LIMITED++                                  2.57          08/13/2008          273,768
     432,220   CHARIOT FUNDING LLC++                                                   2.45          08/21/2008          431,631
     308,728   CHARIOT FUNDING LLC++                                                   2.47          08/01/2008          308,728
     367,248   CHEYNE FINANCE LLC++ +/-####(A)(I)                                      8.89          02/25/2008           50,129
     282,743   CHEYNE FINANCE LLC++ +/-####(A)(I)                                      8.99          05/19/2008           38,594
   1,024,978   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY VALUE
                  $1,025,043)                                                          2.27          08/01/2008        1,024,978
   1,975,861   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $1,975,982)                                                          2.20          08/01/2008        1,975,861
     419,871   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MONEY
                  MARKET SECURITIES (MATURITY VALUE $419,897)                          2.27          08/01/2008          419,871
     370,474   ENTERPRISE FUNDING LLC++                                                2.45          08/06/2008          370,348
     432,220   ENTERPRISE FUNDING LLC++                                                2.47          08/21/2008          431,627
     370,474   ERASMUS CAPITAL CORPORATION                                             2.50          08/06/2008          370,345
     109,907   ERASMUS CAPITAL CORPORATION                                             2.75          08/05/2008          109,874
     432,220   EUREKA SECURITIZATION INCORPORATED++                                    2.56          08/22/2008          431,574
     321,077   FAIRWAY FINANCE CORPORATION++                                           2.55          08/07/2008          320,941
     321,077   FAIRWAY FINANCE CORPORATION++                                           2.55          08/11/2008          320,850
     370,474   FALCON ASSET SECURITIZATION CORPORATION                                 2.47          08/06/2008          370,347
     346,406   FALCON ASSET SECURITIZATION CORPORATION++                               2.48          08/13/2008          346,119
     339,601   FORTIS BANQUE LUXEMBOURG                                                2.55          08/28/2008          338,950
     195,141   GEMINI SECURITIZATION INCORPORATED++                                    2.55          08/14/2008          194,961
     403,570   GEMINI SECURITIZATION INCORPORATED++                                    2.55          08/26/2008          402,855
     287,167   GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $287,184)                                                            2.15          08/01/2008          287,167
     321,077   GRAMPIAN FUNDING LIMITED++                                              2.55          08/08/2008          320,918
     370,474   GRAMPIAN FUNDING LIMITED++                                              2.55          08/12/2008          370,185
   1,199,467   GRYPHON FUNDING LIMITED++ +/- (A)(I)                                    0.00          08/23/2009          512,363
     802,694   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)(A)                     2.54          10/16/2008          802,694
     580,409   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $580,446)                    2.27          08/01/2008          580,409
   1,234,913   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,234,988)               2.19          08/01/2008        1,234,913
     135,840   JUPITER SECURITIZATION CORPORATION++                                    2.25          08/01/2008          135,840

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL CAP DISCIPLINED FUND

  PRINCIPAL    SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
------------   -------------                                                       -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    370,474   JUPITER SECURITIZATION CORPORATION++                                    2.47%         08/05/2008    $     370,372
     246,983   JUPITER SECURITIZATION CORPORATION++                                    2.50          08/04/2008          246,931
     185,237   KITTY HAWK FUNDING CORPORATION++                                        2.47          08/11/2008          185,110
     370,474   LIBERTY STREET FUNDING CORPORATION++                                    2.65          08/18/2008          370,010
     370,474   LIBERTY STREET FUNDING CORPORATION++                                    2.71          08/06/2008          370,335
     617,457   LINKS FINANCE LLC++ +/-                                                 2.26          08/15/2008          617,020
     926,185   MAZARIN FUNDING CORPORATION++ +/-                                       2.26          08/04/2008          926,049
     432,220   MONT BLANC CAPITAL CORPORATION++                                        2.57          08/18/2008          431,695
      57,115   MORGAN STANLEY+/-                                                       2.58          10/15/2008           57,080
     728,599   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $728,645)                    2.29          08/01/2008          728,599
     827,392   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $828,061)                 2.24          08/13/2008          827,392
     370,474   NATIONWIDE BUILDING SOCIETY++                                           2.54          08/05/2008          370,369
     617,457   NORTHERN ROCK PLC++ +/-                                                 2.49          10/03/2008          616,288
     217,715   OLD LINE FUNDING CORPORATION++                                          2.48          08/08/2008          217,610
     370,474   OLD LINE FUNDING CORPORATION++                                          2.50          08/25/2008          369,857
     319,843   PALISADES INSURANCE COMPANY                                             2.64          08/20/2008          319,397
     370,474   PALISADES INSURANCE COMPANY                                             2.75          08/01/2008          370,474
      30,873   PALISADES INSURANCE COMPANY                                             3.00          08/01/2008           30,873
     432,220   PARK AVENUE RECEIVABLES CORPORATION++                                   2.45          08/19/2008          431,690
     308,728   PICAROS FUNDING LLC                                                     2.53          08/27/2008          308,164
     432,220   PICAROS FUNDING LLC++                                                   2.54          08/22/2008          431,579
     432,220   RANGER FUNDING CORPORATION++                                            2.45          08/20/2008          431,661
     339,601   REGENCY MARKETS #1 LLC++                                                2.57          08/07/2008          339,456
     370,474   SCALDIS CAPITAL LIMITED++                                               2.57          08/13/2008          370,157
     432,220   SCALDIS CAPITAL LIMITED++                                               2.60          08/26/2008          431,439
     432,220   SHEFFIELD RECEIVABLES CORPORATION++                                     2.45          08/11/2008          431,925
     382,823   STANFIELD VICTORIA FUNDING LLC++ +/-####(A)(I)                          5.88          04/03/2008          306,258
     617,457   STANFIELD VICTORIA FUNDING LLC++ +/-####(A)(I)                          6.10          02/15/2008          493,965
     417,401   SURREY FUNDING CORPORATION++                                            2.70          08/21/2008          416,775
     370,474   SWEDBANK MORTGAGE AB                                                    2.67          08/11/2008          370,199
     370,474   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    2.50          08/01/2008          370,474
     370,474   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    2.55          08/14/2008          370,133
     179,816   THUNDER BAY FUNDING INCORPORATED++                                      2.45          08/18/2008          179,608
     370,474   THUNDER BAY FUNDING INCORPORATED++                                      2.50          08/20/2008          369,985
     370,474   TULIP FUNDING CORPORATION++                                             2.53          08/12/2008          370,188
     308,728   UNICREDITO ITALIANO BANK (IRELAND)++ +/-                                2.49          10/14/2008          308,657
     308,728   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB++ +/-                     2.49          10/08/2008          308,663
     185,237   VARIABLE FUNDING CAPITAL CORPORATION++                                  2.45          08/15/2008          185,061
     216,110   VARIABLE FUNDING CAPITAL CORPORATION++                                  2.47          08/29/2008          215,695
     308,728   VICTORIA FINANCE LLC++ +/-####(A)(I)                                    2.62          08/07/2008          246,983
     531,013   VICTORIA FINANCE LLC++ +/-####(A)(I)                                    2.90          07/28/2008          424,810
     617,457   WHITE PINE FINANCE LLC++ +/-####(A)(I)                                  5.43          02/22/2008          566,208
     370,474   WINDMILL FUNDING CORPORATION++                                          2.50          08/11/2008          370,215
                                                                                                                      37,696,118
                                                                                                                   -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $41,743,419)                                                            41,400,858
                                                                                                                   -------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 1.34%
   5,096,247   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            5,096,247
                                                                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,096,247)                                                                         5,096,247
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL CAP DISCIPLINED FUND

   SHARES
------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $477,231,643)*                                                              110.00%                       $ 420,436,701
OTHER ASSETS AND LIABILITIES, NET                                                    (10.00)                         (38,205,479)
                                                                                     ------                        -------------
TOTAL NET ASSETS                                                                     100.00%                       $ 382,231,222
                                                                                     ======                        =============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

** REPRESENTS AN AFFILIATE OF THE FUND UNDER SECTION 2(A)(2) AND 2(A)(3) OF THE INVESTMENT COMPANY ACT OF 1940, AS FUND HOLDS 5% OR MORE OF THE ISSUER'S OUTSTANDING VOTING SHARES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,096,247.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2008 (UNAUDITED)

SMALL/MID CAP VALUE FUND

   SHARES      SECURITY NAME                                                                                    VALUE
------------   -------------                                                                               --------------
COMMON STOCKS: 96.37%
AMUSEMENT & RECREATION SERVICES: 0.48%
     304,535   CENTURY CASINOS INCORPORATED+                                                               $      904,469
                                                                                                           --------------
APPAREL & ACCESSORY STORES: 0.17%
     200,095   DELIA*S INCORPORATED+                                                                              320,152
                                                                                                           --------------
BIOPHARMACEUTICALS: 2.12%
   2,492,311   ENCORIUM GROUP INCORPORATED+**                                                                   4,012,621
                                                                                                           --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.65%
      34,640   CAVCO INDUSTRIES INCORPORATED+                                                                   1,167,368
     237,127   PALM HARBOR HOMES INCORPORATED+                                                                  1,970,525
                                                                                                                3,137,893
                                                                                                           --------------
BUSINESS SERVICES: 11.67%
   1,295,105   3COM CORPORATION+                                                                                2,434,797
      95,075   ABM INDUSTRIES INCORPORATED                                                                      2,275,145
      72,535   CLARUS CORPORATION+                                                                                377,182
      61,920   HEALTHCARE SERVICES GROUP                                                                        1,028,491
     538,660   HILL INTERNATIONAL INCORPORATED+                                                                 9,130,287
      63,220   HLTH CORPORATION+                                                                                  691,627
      60,645   IMS HEALTH INCORPORATED                                                                          1,267,481
     177,265   RHAPSODY ACQUISITION CORPORATION+                                                                1,283,399
      57,532   SUN MICROSYSTEMS INCORPORATED+                                                                     611,565
     374,412   TIER TECHNOLOGIES INCORPORATED CLASS B+                                                          3,036,481
                                                                                                               22,136,455
                                                                                                           --------------
CHEMICALS & ALLIED PRODUCTS: 1.42%
      12,265   ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                        283,935
      28,050   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                  1,128,171
     308,827   ORASURE TECHNOLOGIES INCORPORATED+                                                               1,278,544
                                                                                                                2,690,650
                                                                                                           --------------
COMMUNICATIONS: 1.95%
     167,645   CHINA GRENTECH CORPORATION LIMITED ADR+                                                            689,021
     210,470   CINCINNATI BELL INCORPORATED+                                                                      820,833
     514,810   CITADEL BROADCASTING CORPORATION+                                                                  458,181
     860,495   SANDVINE CORPORATION+                                                                              760,247
      24,045   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                          974,784
                                                                                                                3,703,066
                                                                                                           --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.49%
     680,320   CHAMPION ENTERPRISES INCORPORATED+                                                               2,687,264
      35,265   U.S. HOME SYSTEMS INCORPORATED+                                                                    133,302
                                                                                                                2,820,566
                                                                                                           --------------
DEPOSITORY INSTITUTIONS: 1.23%
     130,009   FIRST SECURITY GROUP INCORPORATED                                                                  947,766
     101,460   PACIFIC PREMIER BANCORP INCORPORATED+                                                              423,088
      35,030   WESTERN UNION COMPANY                                                                              968,229
                                                                                                                2,339,083
                                                                                                           --------------
ELECTRIC, GAS & SANITARY SERVICES: 0.76%
          80,095  EL PASO CORPORATION                                                                           1,436,103
                                                                                                           --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND. 1 SHARES SECURITY NAME VALUE

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - July 31, 2008 (UNAUDITED)

SMALL/MID CAP VALUE FUND

   SHARES      SECURITY NAME                                                                                    VALUE
------------   -------------                                                                               --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 6.23%
     457,149   EVANS & SUTHERLAND COMPUTER CORPORATION+                                                    $      411,434
     160,630   GLOBECOMM SYSTEMS INCORPORATED+                                                                  1,476,190
      91,154   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                     1,783,884
     229,445   MICRON TECHNOLOGY INCORPORATED+                                                                  1,108,219
   1,676,538   MRV COMMUNICATIONS INCORPORATED+                                                                 2,196,265
      81,461   NORTEL NETWORKS CORPORATION ADR+                                                                   622,362
     105,330   OSI SYSTEMS INCORPORATED+                                                                        2,219,303
     454,300   POWER-ONE INCORPORATED+                                                                            976,745
     165,198   RICHARDSON ELECTRONICS LIMITED                                                                   1,024,228
                                                                                                               11,818,630
                                                                                                           --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.92%
     183,740   SYMYX TECHNOLOGIES INCORPORATED+                                                                 1,743,693
                                                                                                           --------------
FINANCIAL SERVICES: 0.29%
      18,320   KBW REGIONAL BANKING ETF                                                                           555,279
                                                                                                           --------------
HEALTH SERVICES: 1.26%
     149,535   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                           2,385,083
                                                                                                           --------------
HOLDING & OTHER INVESTMENT OFFICES: 7.66%
     350,898   ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                          5,288,033
     325,925   ANWORTH MORTGAGE ASSET CORPORATION                                                               1,939,254
     215,580   CAPSTEAD MORTGAGE CORPORATION                                                                    2,354,134
      58,836   DISCOVERY HOLDING COMPANY CLASS A+                                                               1,169,660
     119,246   HILLTOP HOLDINGS INCORPORATED+                                                                   1,229,426
      71,615   SUN COMMUNITIES INCORPORATED                                                                     1,216,023
     164,590   UMH PROPERTIES INCORPORATED                                                                      1,324,950
                                                                                                               14,521,480
                                                                                                           --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.11%
      71,200   EMPIRE RESORTS INCORPORATED+                                                                       217,160
                                                                                                           --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.71%
     163,525   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                     1,103,794
     201,660   CRAY INCORPORATED+                                                                               1,020,401
     177,460   INTERMEC INCORPORATED+                                                                           3,339,797
      44,895   LEXMARK INTERNATIONAL INCORPORATED+                                                              1,574,917
                                                                                                                7,038,909
                                                                                                           --------------
INSURANCE CARRIERS: 1.94%
      37,475   MERCURY GENERAL CORPORATION                                                                      1,892,862
     658,144   QUANTA CAPITAL HOLDINGS LIMITED+                                                                 1,783,570
                                                                                                                3,676,432
                                                                                                           --------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.97%
     155,667   GEO GROUP INCORPORATED+                                                                          3,742,235
                                                                                                           --------------
LEATHER & LEATHER PRODUCTS: 0.22%
     195,155   BAKERS FOOTWEAR GROUP INCORPORATED+                                                                409,826
                                                                                                           --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 3.08%
     546,463   ALLIED HEALTHCARE PRODUCTS INCORPORATED+**                                                       3,819,776
     366,585   CREDENCE SYSTEMS CORPORATION+                                                                      469,229
      24,405   HAEMONETICS CORPORATION+                                                                         1,416,954

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - July 31, 2008 (UNAUDITED)

SMALL/MID CAP VALUE FUND

   SHARES      SECURITY NAME                                                                                    VALUE
------------   -------------                                                                               --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS (CONTINUED)
       3,830   KENSEY NASH CORPORATION+                                                                    $      133,016
                                                                                                                5,838,975
                                                                                                           --------------
METAL MINING: 13.04%
      24,870   AGNICO-EAGLE MINES LIMITED                                                                       1,359,146
     265,740   APEX SILVER MINES LIMITED+                                                                       1,660,875
     173,795   GOLDCORP INCORPORATED                                                                            6,491,243
      59,050   NEWMONT MINING CORPORATION                                                                       2,832,038
     122,730   NOVAGOLD RESOURCES INCORPORATED+                                                                 1,062,842
     263,725   PETAQUILLA MINERALS LIMITED+                                                                       337,304
     199,250   RANDGOLD RESOURCES LIMITED ADR                                                                  10,197,615
      63,350   YAMANA GOLD INCORPORATED                                                                           783,640
                                                                                                               24,724,703
                                                                                                           --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.05%
     343,095   BIRCH MOUNTAIN RESOURCES LIMITED+                                                                   89,205
                                                                                                           --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.41%
      91,240   ACCO BRANDS CORPORATION+                                                                           781,927
                                                                                                           --------------
OIL & GAS EXTRACTION: 22.89%
      25,405   CANADIAN NATURAL RESOURCES LIMITED                                                               1,982,860
     120,925   ENERGY XXI BERMUDA LIMITED+                                                                        630,019
     348,185   GLOBAL INDUSTRIES LIMITED+                                                                       4,157,329
     112,130   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                       3,580,311
      41,965   HELMERICH & PAYNE INCORPORATED                                                                   2,481,390
      32,500   HERCULES OFFSHORE INCORPORATED+                                                                    811,525
     183,395   KEY ENERGY SERVICES INCORPORATED+                                                                2,945,324
     222,875   MCMORAN EXPLORATION COMPANY+                                                                     5,979,736
      18,170   NEWFIELD EXPLORATION COMPANY+                                                                      889,967
     548,695   NEWPARK RESOURCES INCORPORATED+                                                                  4,016,447
      28,780   PENN WEST ENERGY TRUST                                                                             863,112
      34,560   PETROQUEST ENERGY INCORPORATED+                                                                    721,267
      29,055   PIONEER NATURAL RESOURCES COMPANY                                                                1,727,320
      33,575   PRIDE INTERNATIONAL INCORPORATED+                                                                1,301,367
      49,327   RANGE RESOURCES CORPORATION                                                                      2,395,319
      14,145   SANDRIDGE ENERGY INCORPORATED+                                                                     691,549
     312,930   TRILOGY ENERGY TRUST                                                                             3,865,974
     116,565   WILLBROS GROUP INCORPORATED+                                                                     4,380,513
                                                                                                               43,421,329
                                                                                                           --------------
OIL FIELD SERVICES: 0.63%
      46,665   TRICO MARINE SERVICES INCORPORATED+                                                              1,190,891
                                                                                                           --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.81%
     121,120   INTEROIL CORPORATION+                                                                            3,375,614
      21,935   MARATHON OIL CORPORATION                                                                         1,085,124
      25,175   WD-40 COMPANY                                                                                      860,230
                                                                                                                5,320,968
                                                                                                           --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.25%
      41,765   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                        198,384
     182,835   R.H. DONNELLEY CORPORATION+                                                                        283,394
                                                                                                                  481,778
                                                                                                           --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - July 31, 2008 (UNAUDITED)

SMALL/MID CAP VALUE FUND

   SHARES      SECURITY NAME                                                                                    VALUE
------------   -------------                                                                               --------------
REAL ESTATE: 0.81%
      66,955   HATTERAS FINANCIAL CORPORATION                                                              $      1,536,617
                                                                                                            ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.01%
     212,215   CONSTAR INTERNATIONAL INCORPORATED+                                                                  432,919
     612,626   INTERTAPE POLYMER GROUP INCORPORATED+                                                              1,476,428
                                                                                                                  1,909,347
                                                                                                            ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.08%
      14,950   MARKETAXESS HOLDINGS INCORPORATED+                                                                   144,716
                                                                                                            ---------------
SOCIAL SERVICES: 0.60%
      43,565   ABB LIMITED ADR                                                                                    1,142,274
                                                                                                            ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 2.04%
     250,585   GENTEX CORPORATION                                                                                 3,874,044
                                                                                                            ---------------
THEATERS & ENTERTAINMENT: 0.89%
     101,715   REGAL ENTERTAINMENT GROUP CLASS A                                                                  1,693,551
                                                                                                            ---------------
TRANSPORTATION EQUIPMENT: 0.53%
     353,570   FLEETWOOD ENTERPRISES INCORPORATED+                                                                1,000,603
                                                                                                            ---------------
TOTAL COMMON STOCKS (COST $194,710,146)                                                                         182,760,713
                                                                                                            ---------------

                                                                                             EXPIRATION
   SHARES                                                                                       DATE
------------                                                                               -------------
WARRANTS: 0.37%
     302,410   RHAPSODY ACQUISITION WARRANT+                                                 10/02/2010           710,664
TOTAL WARRANTS (COST $780,748)                                                                                    710,664
                                                                                                           --------------
SHORT-TERM INVESTMENTS: 3.64%
   6,904,053   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                      6,904,053
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,904,053)                                                                  6,904,053
                                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $202,394,947)*                                                       100.38%                      $  190,375,430
OTHER ASSETS AND LIABILITIES, NET                                              (0.38)                            (720,116)
                                                                              ------                       --------------
TOTAL NET ASSETS                                                              100.00%                      $  189,655,314
                                                                              ------                       --------------

+    NON-INCOME EARNING SECURITIES.

** REPRESENTS AN AFFILIATE OF THE FUND UNDER SECTION 2(A)(2) AND 2(A)(3) OF THE INVESTMENT COMPANY ACT OF 1940, AS FUND HOLDS 5% OR MORE OF THE ISSUER'S OUTSTANDING VOTING SHARES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,904,053.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

                                                                                             EXPIRATION
  CONTRACTS                                                                 STRIKE PRICE        DATE
------------                                                               -------------   -------------
WRITTEN OPTIONS: (0.01%)
       (100)   ANNALY CAPITAL MANAGEMENT INCORPORATED CALL+                    $17.50        10/18/2008        (5,500)
       (100)   ANNALY CAPITAL MANAGEMENT INCORPORATED CALL+                    $19.00        10/18/2008          (500)
       (200)   ANNALY CAPITAL MANAGEMENT INCORPORATED CALL+                    $17.50        01/17/2009        (5,000)
        (50)   INTEROIL CORPORATION CALL+                                      $30.00        09/20/2008       (11,500)
        (50)   WILLBROS GROUP INCORPORATED CALL+                               $45.00        09/20/2008        (4,400)
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(83,149))                                                           (26,900)
                                                                                                               ------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS (NO LOAD)

NOTES TO PORTFOLIO OF INVESTMENT

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Specialized Financial Services Fund, Wells Fargo Advantage Specialized Technology Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Mid Cap Disciplined Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Disciplined Fund, and Wells Fargo Small/Mid Cap Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 22, 2008


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, Stephen W. Leonhardt certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Specialized Financial Services Fund, Wells Fargo Advantage Specialized Technology Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Mid Cap Disciplined Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Disciplined Fund, and Wells Fargo Small/Mid Cap Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 22, 2008


/s/ Stephen W. Leonhardt
-------------------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

Date: September 22, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President


                                        By: /s/ Stephen W. Leonhardt

                                            Stephen W. Leonhardt
                                            Treasurer

Date: September 22, 2008